As filed with the Securities and Exchange Commission on April 26, 2011

Registration No. 333-52956; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 23	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    AMENDMENT NO. 47                                           (X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT

(Exact Name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

          Immediately upon filing pursuant to paragraph (b) of Rule 485

  X     On May 1, 2012, pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a)(1) of Rule 485

          On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity®, formerly the Schwab Signature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2012 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically with the SEC.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

The date of this Prospectus is May 1, 2012.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

•	Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares

•	Delaware VIP Smid Cap Growth Series – Standard Class Shares

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

•	DWS Capital Growth VIP – Class A Shares

•	DWS Core Equity VIP Fund – Class A Shares (formerly DWS Blue Chip VIP Fund)

•	DWS Dreman Small Mid Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. International Growth Fund – Series I Shares

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

•	Invesco V.I. Small Cap Equity Fund – Series I Shares

•	Invesco Van Kampen V.I. Comstock Fund – Series I Shares

•	Invesco Van Kampen V.I. Growth and Income Fund – Series I Shares

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Lazard Retirement Emerging Markets Equity Series Portfolio – Service Class Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS International Value Portfolio – Service Class Shares

•	MFS Utilities Series – Service Class Shares

•	NVIT Mid Cap Index Fund – Class II Shares

•	Oppenheimer Global Securities Fund/VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	The Prudential Series Fund Equity Portfolio – Class II Shares

•	The Prudential Series Fund Natural Resources Portfolio – Class II Shares

•	Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares

•	Schwab MarketTrack Growth Portfolio II™

•	Schwab Money Market Portfolio™

•	Schwab S&P 500 Index Portfolio

•	Sentinel Variable Products Small Company Fund

•	Sentinel Variable Products Common Stock Fund

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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•	Sentinel Variable Products Bond Fund

•	Templeton Foreign Securities Fund – Class 2 Shares

•	Touchstone Mid Cap Growth Fund – Class I Shares

•	Van Eck VIP Global Bond Fund – Initial Class Shares

•	Van Eck VIP Global Hard Assets Fund – Class S Shares

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	Alger Balanced Portfolio – Class I-2 Shares[4]

•	AllianceBernstein VPS Growth Portfolio – Class A Shares[2]

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares[2]

•	AllianceBernstein VPS International Value Portfolio – Class A Shares[1]

•	American Century VP International Fund – Class I Shares[4]

•	American Century VP Income & Growth Fund – Class I Shares[1]

•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares[4]

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares[2]

•	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares[5]

•	DWS Small Mid Cap Growth VIP – Class A Shares[4]

•	Invesco V.I. High Yield Fund – Series I Shares[5]

•	Invesco V.I. Technology Fund – Series I Shares[4]

•	Janus Aspen Balanced Portfolio – Institutional Shares[3]

•	Janus Aspen Flexible Bond Portfolio – Institutional Shares[3]

•	Janus Aspen Worldwide Portfolio – Institutional Shares[5]

•	JPMorgan Insurance Trust Small Cap Core Portfolio[4]

•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares (formerly Neuberger Berman AMT Regency Portfolio)[2]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares[1]

•	Third Avenue Value Portfolio – Variable Series Trust Shares[2]

1 Effective April 27, 2010, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

2 Effective May 1, 2009, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

3 Effective May 1, 2007, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

4 Effective May 1, 2006, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

5 Effective April 29, 2005, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Via Internet:

www.schwab.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant’s 91st birthday.

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Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 for Contracts issued after April 30, 2004. See “Death Benefit” on page XX.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-311-4887.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit Option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.28%	1.72%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years

$266	$859	$1,539	$3,691

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

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Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact the Annuity Service Center Annuity Service Center P.O. Box 173920 Denver, CO 80217-3920 888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

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You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

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The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.

Alger Balanced Portfolio–Class I-2 Shares seeks current income and long term capital appreciation.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital.

AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income.

AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

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American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

American Century VP International Fund–Class I Shares seeks capital growth by investing primarily in equity securities of companies located in at least three developed countries world-wide (excluding the United States).

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund–Class I Shares seeks long-term capital growth.

American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio—Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.

Columbia Variable Portfolio—Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio—Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Growth Series–Standard Class Shares seeks long-term capital appreciation.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio–Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio–Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub-advised by Fayez Sarofim & Co.

Dreyfus Variable Investment Fund Growth and Income Portfolio–Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio–Initial Shares seeks capital growth.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Core Equity VIP Fund – Class A Shares (formerly DWS Blue Chip VIP) seeks growth of capital and income. Sub-advised by QS Investors, LLC.

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DWS Dreman Small Mid Cap Value VIP–Class A Shares seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc.

DWS Small Mid Cap Growth VIP–Class A Shares seeks long-term capital appreciation.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.

Federated Insurance Series—advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. High Yield Fund–Series I Shares seeks current income and, secondarily, capital appreciation.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund–Series I Shares seeks long-term growth of capital.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco Van Kampen V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco Van Kampen V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio–Institutional Shares seeks long-term growth of capital.

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Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.

J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return.

MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management LLC of New York, New York.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares (formerly Neuberger Berman AMT Regency Portfolio) seeks growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non-Service Shares seeks long term capital appreciation.

Oppenheimer International Growth Fund/VA–Non-Service Shares seeks long-term capital appreciation.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company, LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

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Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.

The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital by investing in common stock of major established companies (companies within the market capitalization range of the Russell 1000® Index) as well as smaller companies. Sub-advised by Jennison Associates, LLC of New York, NY.

The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital by investing in common stocks and convertible securities of natural resource companies and in securities that are related to the market value of some natural resource.

Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.

Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.

Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio IITM seeks high capital growth with less volatility than an all stock portfolio.

Schwab Money Market PortfolioTM seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.

Third Avenue Variable Series Trust–advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate).

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

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Touchstone Mid Cap Growth Fund – Class I Shares seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York New York.

Van Eck VIP Global Bond Fund–Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

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If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

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Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.com where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

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At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

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We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

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Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

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Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” on page XX.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

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We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit

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Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

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If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

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The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

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The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

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Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

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The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

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Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

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In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-

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Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

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Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.

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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00	8.45	9.70
Value at end of period	12.33	12.40	11.31	8.81	13.00	11.64	11.19	10.39	10.00	8.45
Number of accumulation units outstanding at end of period	34,129	36,408	39,469	53,266	67,736	83,844	99,107	110,809	109,440	53,444
ALGER LARGE CAP GROWTH
Value at beginning of period	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95	5.92	8.90
Value at end of period	10.11	10.21	9.06	6.18	11.55	9.69	9.28	8.34	7.95	5.92
Number of accumulation units outstanding at end of period	478,575	496,407	426,238	623,431	604,526	254,412	240,350	191,268	198,997	147,192
ALGER MID CAP GROWTH
Value at beginning of period	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01	10.00
Value at end of period	14.19	15.58	13.13	8.71	21.06	16.11	14.72	13.49	12.01
Number of accumulation units outstanding at end of period	134,735	180,295	197,293	246,849	267,747	142,638	133,009	89,777	64,304
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57	7.27	9.39
Value at end of period	11.30	10.70	9.52	7.93	13.44	12.87	11.04	10.60	9.57	7.27
Number of accumulation units outstanding at end of period	248,331	290,002	362,704	511,761	575,180	521,544	546,779	480,706	326,171	240,038
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23	6.13	8.58
Value at end of period	10.02	9.96	8.71	6.58	11.51	10.25	10.43	9.38	8.23	6.13
Number of accumulation units outstanding at end of period	66,883	108,236	127,629	160,266	163,565	145,165	144,178	98,192	45,080	8,011
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	14.29	12.74	9.19	18.08	15.41	12.21	10.00
Value at end of period	11.95	14.29	12.74	9.19	18.08	15.41	12.21
Number of accumulation units outstanding at end of period	672,644	838,235	872,856	1,128,393	1,106,315	753,304	284,652
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.68	7.39	5.52	11.87	11.29	10.00
Value at end of period	6.16	7.68	7.39	5.52	11.87	11.29
Number of accumulation units outstanding at end of period	479,868	688,066	945,682	1,032,153	985,118	536,762
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	27.44	21.86	16.99	26.60	31.21	23.31	21.01	15.59	11.27	11.05
Value at end of period	29.72	27.44	21.86	16.99	26.60	31.32	23.31	21.01	15.59	11.27
Number of accumulation units outstanding at end of period	277,260	282,610	293,746	293,191	303,381	380,707	340,144	352,239	232,851	218,785
ALLIANCEBERNSTEIN VPS SMALL/MIDCAP VALUE
Value at beginning of period	12.13	9.62	6.78	10.59	10.48	10.00
Value at end of period	11.04	12.13	9.62	6.78	10.59	10.48
Number of accumulation units outstanding at end of period	153,290	213,115	197,397	149,686	127,516	74,541
AMERICAN CENTURY VP BALANCED
Value at beginning of period	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75	10.00
Value at end of period	14.62	13.97	12.60	10.98	13.87	13.31	12.22	11.72	10.75
Number of accumulation units outstanding at end of period	275,500	214,512	216,363	258,667	279,804	130,725	142,758	69,291	18,397
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64	7.50	9.36
Value at end of period	11.51	11.23	9.90	8.44	12.99	13.08	11.25	10.82	9.64	7.50
Number of accumulation units outstanding at end of period	183,879	226,058	251,676	258,194	297,967	324,260	356,076	243,033	108,794	35,723
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10	6.55	8.27
Value at end of period	10.86	12.43	11.04	8.31	15.16	12.92	10.40	9.25	8.10	6.55
Number of accumulation units outstanding at end of period	108,552	121,734	164,161	197,635	244,293	309,359	454,100	245,812	189,050	111,688
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.50	13.11	10.00
Value at end of period	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	107,051	67,678	30,948
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52	10.00
Value at end of period	14.86	14.81	13.14	11.03	15.17	16.09	13.65	13.08	11.52
Number of accumulation units outstanding at end of period	563,202	579,763	512,344	525,215	561,777	457,477	304,382	144,996	27,978
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	15.50	13.32	10.00
Value at end of period	13.53	15.50	13.32
Number of accumulation units outstanding at end of period	68,394	81,369	19,265

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	10.00
Value at end of period	9.27
Number of accumulation units outstanding at end of period	204,356
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	15.89	12.65	10.00
Value at end of period	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	53,065	45,096	29,881
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15	10.03	10.71
Value at end of period	23.37	23.84	18.14	13.85	19.88	21.43	18.57	17.08	14.15	10.03
Number of accumulation units outstanding at end of period	330,632	361,469	408,022	442,953	505,999	536,386	502,117	394,682	249,520	173,852
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	16.47	12.16	8.42	14.25	12.70	12.02	10.00
Value at end of period	17.69	16.47	12.16	8.42	14.25	12.70	12.02
Number of accumulation units outstanding at end of period	103,309	76,082	55,507	30,071	32,435	21,480	1,520
DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64	10.00
Value at end of period	15.57	15.61	12.36	9.18	15.51	15.38	14.37	13.24	11.64
Number of accumulation units outstanding at end of period	44,090	58,536	75,247	96,891	77,463	67,381	66,741	27,877	12,740
DREYFUS VIF APPRECIATION
Value at beginning of period	12.80	11.17	9.17	13.11	12.31	10.64	10.26	10.00
Value at end of period	13.86	12.80	11.17	9.17	13.11	12.31	10.64	10.26
Number of accumulation units outstanding at end of period	266,904	200,759	120,677	112,535	72,993	50,967	12,987	1,164
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70	6.92	9.33
Value at end of period	10.08	10.44	8.86	6.93	11.70	10.86	9.54	9.29	8.70	6.92
Number of accumulation units outstanding at end of period	52,708	33,899	47,531	52,300	63,319	89,397	95,759	67,786	68,659	49,093
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29	7.87	9.79
Value at end of period	9.44	11.03	8.47	6.76	10.90	12.34	11.97	11.39	10.29	7.87
Number of accumulation units outstanding at end of period	27,128	27,128	39,119	42,004	53,185	59,823	74,812	95,104	103,251	99,056
DWS BLUE CHIP VIP
Value at beginning of period	12.18	10.78	8.10	13.25	12.89	11.22	10.00
Value at end of period	12.04	12.18	10.78	8.10	13.25	12.89	11.22
Number of accumulation units outstanding at end of period	304,291	293,200	268,132	336,841	355,527	230,375	5,353
DWS CAPITAL GROWTH VIP
Value at beginning of period	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76	6.15	8.75
Value at end of period	10.04	10.58	9.12	7.24	10.87	9.72	9.01	8.32	7.76	6.15
Number of accumulation units outstanding at end of period	522,649	368,877	357,803	269,933	158,110	127,485	95,364	71,284	51,873	28,641
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	11.32	9.26	7.19	10.86	10.61	10.00
Value at end of period	10.56	11.32	9.26	7.19	10.86	10.61
Number of accumulation units outstanding at end of period	323,889	330,934	345,962	285,561	212,566	129,998
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.70	10.63	8.54	13.51	12.02	10.48	10.00
Value at end of period	11.62	11.70	10.63	8.54	13.51	12.02	10.48
Number of accumulation units outstanding at end of period	444,244	387,882	333,870	292,439	123,301	34,057	8,634
DWS SMALL CAP INDEX VIP
Value at beginning of period	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60	7.98	10.11
Value at end of period	15.70	16.54	13.17	10.47	16.00	16.42	14.06	13.57	11.60	7.98
Number of accumulation units outstanding at end of period	295,484	299,320	300,645	348,027	316,371	251,429	203,820	198,752	144,944	82,187
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49	5.67	8.57
Value at end of period	8.34	8.74	6.79	4.86	9.69	9.19	8.78	8.26	7.49	5.67
Number of accumulation units outstanding at end of period	20,271	25,074	27,377	34,774	38,655	47,398	72,322	49,295	49,656	16,037
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87	10.69	10.00
Value at end of period	14.73	14.02	13.42	12.84	12.39	11.73	11.34	11.19	10.87	10.69
Number of accumulation units outstanding at end of period	985,153	1,114,491	1,196,810	1,100,270	920,253	821,502	668,822	497,189	412,149	396,638
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.76	8.45	6.58	9.89	10.20	10.00
Value at end of period	10.29	10.76	8.45	6.58	9.89	10.20
Number of accumulation units outstanding at end of period	146,049	159,912	119,721	63,234	46,600	17,025

FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.82	10.00
Value at end of period	9.60	10.82
Number of accumulation units outstanding at end of period	163,275	79,133
INVESCO V.I. HIGH YIELD
Value at beginning of period	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19	8.20	8.34
Value at end of period	16.08	16.03	14.20	9.36	12.67	12.60	11.45	11.22	10.19	8.20
Number of accumulation units outstanding at end of period	7,043	7,362	19,388	24,464	29,514	44,456	64,746	195,459	211,687	155,933
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.30	10.08	7.50	12.67	11.11	10.00
Value at end of period	10.47	11.30	10.08	7.50	12.67	11.11
Number of accumulation units outstanding at end of period	481,074	491,886	419,853	324,263	358,055	90,866
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.17	12.50	10.00
Value at end of period	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	73,628	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.60	12.21	10.00
Value at end of period	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	33,538	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48	3.81	7.19
Value at end of period	6.66	7.06	5.86	3.75	6.80	6.35	5.79	5.70	5.48	3.81
Number of accumulation units outstanding at end of period	26,570	27,619	31,629	34,681	37,683	46,119	136,780	92,750	87,469	50,271
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	11.26	9.77	7.63	11.95	12.27	10.62	10.00
Value at end of period	10.98	11.26	9.77	7.63	11.95	12.27	10.62
Number of accumulation units outstanding at end of period	111,755	113,083	125,711	118,667	117,816	107,806	19,969
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	12.13	10.85	8.78	13.01	12.74	11.03	10.00
Value at end of period	11.81	12.13	10.85	8.78	13.01	12.74	11.03
Number of accumulation units outstanding at end of period	485,841	508,588	494,825	534,448	357,681	266,330	49,549
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52	10.00
Value at end of period	16.72	16.55	15.37	12.29	14.70	13.38	12.17	11.34	10.52
Number of accumulation units outstanding at end of period	246,561	262,769	287,441	326,669	457,592	410,633	118,970	43,902	4,320
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.66	10.86	8.70	10.43	10.00
Value at end of period	11.74	11.66	10.86	8.70	10.43
Number of accumulation units outstanding at end of period	1,550,369	1,522,059	1,207,763	884,011	462,895
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08	11.43	10.41
Value at end of period	18.77	17.69	16.49	14.66	13.92	13.09	12.64	12.48	12.08	11.43
Number of accumulation units outstanding at end of period	249,379	279,160	333,980	399,652	577,297	610,869	598,874	426,085	393,593	466,619
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.16	12.30	10.96	10.43	10.00
Value at end of period	13.91	13.16	12.30	10.96	10.43
Number of accumulation units outstanding at end of period	1,434,778	1,372,184	1,224,310	728,938	449,917
JANUS ASPEN WORLDWIDE
Value at beginning of period	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72	6.27	8.47
Value at end of period	8.02	9.36	8.13	5.94	10.81	9.93	8.45	8.04	7.72	6.27
Number of accumulation units outstanding at end of period	30,490	31,340	42,694	46,232	50,735	95,133	99,045	105,638	175,709	120,211
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30	7.62	9.79
Value at end of period	14.08	14.88	11.78	9.67	14.32	15.28	13.37	13.01	10.30	7.62
Number of accumulation units outstanding at end of period	31,996	37,038	41,188	52,666	76,599	116,376	110,664	121,181	158,324	75,297
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.87	14.66	10.00
Value at end of period	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	394,514	339,880	122,785
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69	10.00
Value at end of period	19.06	18.44	14.69	10.69	17.67	17.20	14.99	14.59	11.69
Number of accumulation units outstanding at end of period	283,301	318,671	352,957	363,927	369,577	292,654	262,841	182,068	17,381

MFS INTERNATIONAL VALUE
Value at beginning of period	14.18	13.12	10.00
Value at end of period	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	342,863	251,171	61,347
MFS UTILITIES
Value at beginning of period	9.41	8.35	6.32	10.00
Value at end of period	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	211,664	123,627	92,858	35,422
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	10.22	8.16	5.62	10.47	10.22	10.00
Value at end of period	9.47	10.22	8.16	5.62	10.47	10.22
Number of accumulation units outstanding at end of period	10,558	16,994	24,785	63,969	43,755	26,542
NVIT MID CAP INDEX
Value at beginning of period	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90	10.00
Value at end of period	18.23	18.86	15.08	11.12	17.66	16.55	15.18	13.66	11.90
Number of accumulation units outstanding at end of period	250,632	247,412	285,152	349,218	322,355	278,447	258,942	160,964	51,182
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42	7.33	9.48
Value at end of period	14.99	16.45	14.28	10.28	17.30	16.38	14.01	12.34	10.42	7.33
Number of accumulation units outstanding at end of period	601,279	623,954	704,941	736,025	899,043	814,352	721,098	456,727	207,129	101,358
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	15.43	13.53	9.78	17.16	15.34	11.80	10.00
Value at end of period	14.23	15.43	13.53	9.78	17.16	15.34	11.80
Number of accumulation units outstanding at end of period	457,356	427,778	505,646	474,279	518,247	380,588	104,291
PIMCO VIT HIGH YIELD
Value at beginning of period	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25	10.85	10.00
Value at end of period	20.56	20.03	17.61	12.64	16.63	16.16	14.92	14.42	13.25	10.85
Number of accumulation units outstanding at end of period	742,486	714,674	773,997	664,816	791,747	543,303	364,562	313,009	235,769	18,423
PIMCO VIT LOW DURATION
Value at beginning of period	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93	10.00
Value at end of period	13.00	12.94	12.37	10.99	11.11	10.41	10.08	10.04	9.93
Number of accumulation units outstanding at end of period	2,904,677	2,701,670	2,251,853	1,953,457	1,774,132	1,403,417	1,225,999	757,116	287,572
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.23	13.25	11.69	11.23	10.39	10.08	10.00
Value at end of period	14.65	14.23	13.25	11.69	11.23	10.39	10.08
Number of accumulation units outstanding at end of period	5,109,852	5,301,570	4,590,940	4,137,479	3,213,388	2,268,757	300,771
PIONEER EMERGING MARKETS VCT
Value at beginning of period	8.79	7.65	4.43	10.00
Value at end of period	6.67	8.79	7.65	4.43
Number of accumulation units outstanding at end of period	104,503	165,853	300,623	79,046
PIONEER FUND VCT
Value at beginning of period	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62	6.95	9.45
Value at end of period	10.47	11.01	9.55	7.68	11.76	11.27	9.73	9.22	8.62	6.95
Number of accumulation units outstanding at end of period	127,483	153,594	157,122	215,585	135,937	74,298	63,128	29,900	20,595	4,202
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.24	8.57	5.97	9.31	9.75	10.00
Value at end of period	9.94	10.24	8.57	5.97	9.31	9.75
Number of accumulation units outstanding at end of period	51,438	57,813	55,994	30,155	25,830	24,255
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.68	9.12	7.33	11.14	10.64	10.00
Value at end of period	10.00	10.68	9.12	7.33	11.14	10.64
Number of accumulation units outstanding at end of period	97,384	108,730	112,839	77,853	74,959	11,428
PRUDENTIAL SERIES EQUITY
Value at beginning of period	14.63	13.21	10.00
Value at end of period	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	63,183	45,702	-
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	18.23	14.39	10.00
Value at end of period	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	148,608	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.25	10.00
Value at end of period	10.87	10.25
Number of accumulation units outstanding at end of period	83,609	46,365

PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.62	10.00
Value at end of period	10.75	10.62
Number of accumulation units outstanding at end of period	96,538	22,496
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.00
Value at end of period	8.58
Number of accumulation units outstanding at end of period	24,729
ROYCE SMALL-CAP
Value at beginning of period	15.67	13.11	10.00
Value at end of period	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	195,753	163,253	56,559
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03	7.95	9.47
Value at end of period	13.08	13.30	11.78	9.56	14.02	13.35	11.69	11.12	10.03	7.95
Number of accumulation units outstanding at end of period	906,371	868,031	853,815	851,786	828,014	553,378	285,063	213,302	169,578	89,844
SCHWAB MONEY MARKET
Value at beginning of period	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23	10.22	10.15
Value at end of period	11.28	11.35	11.42	11.48	11.32	10.88	10.47	10.25	10.23	10.22
Number of accumulation units outstanding at end of period	4,147,381	4,481,309	4,998,624	8,949,505	6,276,882	4,276,333	2,708,383	2,130,238	2,208,675	3,373,801
SCHWAB S&P 500 INDEX
Value at beginning of period	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06	7.11	9.23
Value at end of period	11.34	11.20	9.83	7.84	12.44	11.89	10.35	9.95	9.06	7.11
Number of accumulation units outstanding at end of period	4,075,218	3,745,599	3,858,136	3,857,936	3,348,543	2,814,209	2,315,440	2,177,686	1,389,111	769,309
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.29	10.59	10.00
Value at end of period	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	157,318	140,347	68,614
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.54	12.64	10.00
Value at end of period	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	169,096	133,200	17,909
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.53	12.63	10.00
Value at end of period	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	73,821	37,793	11,161
THIRD AVENUE VALUE
Value at beginning of period	8.95	7.89	5.47	9.77	10.33	10.00
Value at end of period	6.99	8.95	7.89	5.47	9.77	10.33
Number of accumulation units outstanding at end of period	441,325	619,787	791,857	1,004,049	867,622	453,625
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	15.88	13.14	10.00
Value at end of period	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	83,294	91,070	50,864
VAN ECK VIP GLOBAL BOND
Value at beginning of period	11.50	10.90	10.00
Value at end of period	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	390,754	262,896	87,084
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	17.28	13.51	10.00
Value at end of period	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	221,542	204,692	90,702
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65	4.98	8.03
Value at end of period	12.28	12.31	9.14	6.56	11.86	9.76	8.57	7.87	6.65	4.98
Number of accumulation units outstanding at end of period	193,722	191,014	182,421	208,456	240,879	142,197	103,024	87,046	92,408	77,343
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41	6.91	9.50
Value at end of period	14.10	15.02	12.22	8.32	13.99	13.20	11.84	11.05	9.41	6.91
Number of accumulation units outstanding at end of period	147,443	166,039	170,046	154,365	150,979	126,802	140,863	153,430	174,504	167,207
INVESTMENT DIVISION (0.70)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98	8.45	9.70
Value at end of period	12.26	12.34	11.27	8.78	12.95	11.61	11.16	10.37	9.98	8.45
Number of accumulation units outstanding at end of period	41,731	44,663	53,045	72,980	83,851	100,959	207,288	269,868	307,918	169,538

ALGER LARGECAP GROWTH
Value at beginning of period	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94	5.92	8.89
Value at end of period	10.05	10.16	9.02	6.16	11.51	9.67	9.26	8.32	7.94	5.92
Number of accumulation units outstanding at end of period	84,764	118,965	142,949	158,263	208,329	194,217	219,926	252,765	263,150	137,994
ALGER MID CAP GROWTH
Value at beginning of period	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01	10.00
Value at end of period	14.13	15.52	13.09	8.69	21.01	16.08	14.71	13.48	12.01
Number of accumulation units outstanding at end of period	25,610	40,469	55,888	43,857	77,107	64,232	63,719	56,300	70,403
ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56	7.26	9.38
Value at end of period	11.24	10.64	9.48	7.90	13.39	12.83	11.02	10.58	9.56	7.26
Number of accumulation units outstanding at end of period	92,196	117,811	181,819	247,617	311,858	331,146	407,125	484,141	439,663	215,640
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21	6.12	8.58
Value at end of period	9.96	9.91	8.67	6.55	11.47	10.22	10.40	9.36	8.21	6.12
Number of accumulation units outstanding at end of period	22,933	24,207	49,016	57,966	124,518	113,566	140,601	127,537	71,698	33,931
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	14.25	12.71	9.17	18.06	15.39	12.20	10.00
Value at end of period	11.91	14.25	12.71	9.17	18.06	15.39	12.20
Number of accumulation units outstanding at end of period	95,434	113,106	168,992	177,796	193,982	164,349	104,810
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.66	7.38	5.52	11.86	11.29	10.00
Value at end of period	6.14	7.66	7.38	5.52	11.86	11.29
Number of accumulation units outstanding at end of period	27,701	48,171	100,705	138,707	162,291	141,998
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57	11.26	11.05
Value at end of period	29.56	27.31	21.76	16.93	26.51	31.23	23.26	20.97	15.57	11.26
Number of accumulation units outstanding at end of period	89,472	105,084	93,854	77,008	92,149	168,132	179,859	215,232	244,925	111,891
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	12.10	9.61	6.77	10.58	10.48	10.00
Value at end of period	11.01	12.10	9.61	6.77	10.58	10.48
Number of accumulation units outstanding at end of period	29,914	45,521	51,029	22,426	27,361	23,137
AMERICAN CENTURY VP BALANCED
Value at beginning of period	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74	10.00
Value at end of period	14.56	13.92	12.56	10.95	13.84	13.28	12.20	11.71	10.74
Number of accumulation units outstanding at end of period	56,565	27,371	29,260	29,848	37,751	38,504	59,183	36,909	17,320
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62	7.49	9.36
Value at end of period	11.45	11.18	9.86	8.41	12.95	13.04	11.22	10.80	9.62	7.49
Number of accumulation units outstanding at end of period	27,566	30,810	53,839	67,593	74,358	85,597	103,139	135,993	140,734	46,045
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09	6.54	8.27
Value at end of period	10.80	12.37	10.99	8.28	15.11	12.88	10.38	9.23	8.09	6.54
Number of accumulation units outstanding at end of period	63,730	80,711	94,834	110,077	148,770	180,737	231,955	209,195	191,289	84,012
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.49	13.11	10.00
Value at end of period	15.25	15.49	13.11
Number of accumulation units outstanding at end of period	9,111	5,546	1,848
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51	10.00
Value at end of period	14.80	14.75	13.10	11.00	15.13	16.07	13.64	13.07	11.51
Number of accumulation units outstanding at end of period	65,834	69,811	65,733	103,298	106,549	105,848	94,288	79,721	73,547
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	15.49	13.31	10.00
Value at end of period	13.52	15.49	13.31
Number of accumulation units outstanding at end of period	3,238	3,932	4,748
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	10.00
Value at end of period	9.27
Number of accumulation units outstanding at end of period	35,232
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	15.88	12.64	10.00
Value at end of period	14.80	15.88	12.64
Number of accumulation units outstanding at end of period	1,413	4,282	-

DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	16.42	12.13	8.40	14.23	12.69	12.02	10.00
Value at end of period	17.64	16.42	12.13	8.40	14.23	12.69	12.02
Number of accumulation units outstanding at end of period	25,890	45,105	9,475	2,268	2,268	1,011	1,401
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13	10.02	10.70
Value at end of period	23.25	23.73	18.07	13.80	19.82	21.37	18.53	17.05	14.13	10.02
Number of accumulation units outstanding at end of period	161,917	173,466	159,879	175,862	228,361	342,600	385,943	444,074	470,103	247,190
DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64	10.00
Value at end of period	15.50	15.55	12.32	9.15	15.47	15.35	14.35	13.23	11.64
Number of accumulation units outstanding at end of period	402	1,488	2,894	10,267	28,840	30,338	43,054	34,564	8,868
DREYFUS VIF APPRECIATION
Value at beginning of period	12.76	11.14	9.15	13.09	12.30	10.63	10.26	10.00
Value at end of period	13.81	12.76	11.14	9.15	13.09	12.30	10.63	10.26
Number of accumulation units outstanding at end of period	94,266	47,255	18,129	23,599	14,505	7,914	262	-
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69	6.92	9.33
Value at end of period	10.03	10.39	8.82	6.90	11.66	10.83	9.52	9.28	8.69	6.92
Number of accumulation units outstanding at end of period	55,006	42,639	33,210	41,561	43,439	44,891	49,137	74,215	69,730	52,219
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26	7.85	9.77
Value at end of period	9.37	10.96	8.41	6.72	10.85	12.28	11.92	11.34	10.26	7.85
Number of accumulation units outstanding at end of period	17,258	25,425	29,314	38,643	41,470	58,911	85,467	106,621	118,045	91,862
DWS BLUE CHIP VIP
Value at beginning of period	12.15	10.75	8.08	13.23	12.88	11.21	10.00
Value at end of period	12.00	12.15	10.75	8.08	13.23	12.88	11.21
Number of accumulation units outstanding at end of period	39,143	19,783	11,776	19,207	22,283	12,653	2,796
DWS CAPITAL GROWTH VIP
Value at beginning of period	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75	6.15	8.74
Value at end of period	9.98	10.53	9.08	7.21	10.83	9.69	8.99	8.31	7.75	6.15
Number of accumulation units outstanding at end of period	67,821	46,937	54,586	62,234	47,863	45,796	64,108	71,626	51,458	30,590
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	11.30	9.24	7.18	10.85	10.61	10.00
Value at end of period	10.53	11.30	9.24	7.18	10.85	10.61
Number of accumulation units outstanding at end of period	25,803	30,638	28,689	20,141	9,840	10,825
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.67	10.61	8.52	13.49	12.01	10.48	10.00
Value at end of period	11.58	11.67	10.61	8.52	13.49	12.01	10.48
Number of accumulation units outstanding at end of period	37,758	57,346	20,355	17,898	36,878	31,756	43,396
DWS SMALL CAP INDEX VIP
Value at beginning of period	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59	7.97	10.11
Value at end of period	15.62	16.45	13.11	10.43	15.94	16.37	14.03	13.55	11.59	7.97
Number of accumulation units outstanding at end of period	34,279	74,807	85,884	83,527	100,858	117,123	166,915	219,967	230,948	100,826
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47	5.66	8.57
Value at end of period	8.29	8.69	6.76	4.84	9.66	9.16	8.76	8.24	7.47	5.66
Number of accumulation units outstanding at end of period	10,083	23,443	24,853	30,657	39,935	62,794	119,327	138,251	151,738	33,680
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86	10.68	10.00
Value at end of period	14.66	13.96	13.37	12.79	12.35	11.71	11.32	11.17	10.86	10.68
Number of accumulation units outstanding at end of period	227,723	313,216	509,550	568,360	470,898	550,162	717,207	785,115	980,160	876,353
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.74	8.43	6.57	9.88	10.20	10.00
Value at end of period	10.26	10.74	8.43	6.57	9.88	10.20
Number of accumulation units outstanding at end of period	22,153	20,410	22,467	2,859	2,052	2,052
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.81	10.00
Value at end of period	9.60	10.81
Number of accumulation units outstanding at end of period	9,728	8,236
INVESCO V.I. HIGH YIELD
Value at beginning of period	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17	8.19	8.36
Value at end of period	15.99	15.95	14.14	9.32	12.63	12.56	11.43	11.20	10.17	8.19
Number of accumulation units outstanding at end of period	12,047	12,047	12,668	20,313	23,264	28,326	57,847	74,732	96,851	61,147

INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.28	10.06	7.49	12.66	11.11	10.00
Value at end of period	10.44	11.28	10.06	7.49	12.66	11.11
Number of accumulation units outstanding at end of period	30,545	26,266	29,914	26,078	37,408	51,223
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.16	12.50	10.00
Value at end of period	13.16	14.16	12.50
Number of accumulation units outstanding at end of period	11,088	8,360	519
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.59	12.21	10.00
Value at end of period	15.36	15.59	12.21
Number of accumulation units outstanding at end of period	3,885	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48	3.79	7.19
Value at end of period	6.63	7.03	5.84	3.73	6.78	6.34	5.78	5.69	5.48	3.79
Number of accumulation units outstanding at end of period	15,654	18,675	20,644	34,795	43,714	59,520	72,161	126,127	130,598	17,597
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	11.22	9.75	7.62	11.93	12.26	10.62	10.00
Value at end of period	10.94	11.22	9.75	7.62	11.93	12.26	10.62
Number of accumulation units outstanding at end of period	6,620	11,257	7,897	12,582	13,556	12,806	9,871
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	12.10	10.83	8.77	12.99	12.72	11.02	10.00
Value at end of period	11.77	12.10	10.83	8.77	12.99	12.72	11.02
Number of accumulation units outstanding at end of period	32,412	21,015	49,717	27,969	24,285	21,483	26,202
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52	10.00
Value at end of period	16.64	16.49	15.32	12.26	14.67	13.36	12.15	11.34	10.52
Number of accumulation units outstanding at end of period	51,486	63,634	76,780	78,149	105,621	123,056	97,347	50,893	13,603
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.64	10.84	8.69	10.43	10.00
Value at end of period	11.72	11.64	10.84	8.69	10.43
Number of accumulation units outstanding at end of period	219,796	245,939	215,381	186,071	16,752
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06	11.42	10.41
Value at end of period	18.67	17.61	16.42	14.61	13.87	13.05	12.61	12.45	12.06	11.42
Number of accumulation units outstanding at end of period	232,720	266,433	296,341	349,074	459,676	546,980	664,139	776,977	875,374	645,422
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.14	12.28	10.95	10.43	10.00
Value at end of period	13.88	13.14	12.28	10.95	10.43
Number of accumulation units outstanding at end of period	147,968	157,332	163,034	85,020	34,941
JANUS ASPEN WORLDWIDE
Value at beginning of period	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71	6.26	8.46
Value at end of period	7.98	9.31	8.10	5.92	10.77	9.90	8.43	8.02	7.71	6.26
Number of accumulation units outstanding at end of period	16,377	16,825	18,043	19,109	26,966	27,627	52,221	99,865	127,448	151,128
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28	7.62	9.79
Value at end of period	14.00	14.81	11.73	9.64	14.27	15.23	13.34	12.99	10.28	7.62
Number of accumulation units outstanding at end of period	10,880	20,702	21,742	21,829	35,350	39,502	58,343	90,110	233,971	93,967
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.86	14.66	10.00
Value at end of period	14.54	17.86	14.66
Number of accumulation units outstanding at end of period	39,371	45,330	13,987
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69	10.00
Value at end of period	18.98	18.37	14.64	10.66	17.64	17.17	14.97	14.58	11.69
Number of accumulation units outstanding at end of period	42,405	47,844	51,788	48,128	76,720	58,943	75,222	88,845	20,363
MFS INTERNATIONAL VALUE
Value at beginning of period	14.17	13.12	10.00
Value at end of period	13.82	14.17	13.12
Number of accumulation units outstanding at end of period	19,955	15,283	1,581
MFS UTILITIES
Value at beginning of period	9.40	8.34	6.32	10.00
Value at end of period	9.94	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	52,553	22,033	20,952	10,673

NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	10.19	8.15	5.61	10.46	10.22	10.00
Value at end of period	9.44	10.19	8.15	5.61	10.46	10.22
Number of accumulation units outstanding at end of period	0	1,141	1,141	1,523	7,294	9,345
NVIT MID CAP INDEX
Value at beginning of period	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90	10.00
Value at end of period	18.16	18.79	15.03	11.09	17.62	16.53	15.17	13.65	11.90
Number of accumulation units outstanding at end of period	27,859	32,436	35,812	42,090	45,361	49,308	70,632	56,042	27,260
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41	7.33	9.48
Value at end of period	14.91	16.37	14.22	10.24	17.25	16.34	13.98	12.31	10.41	7.33
Number of accumulation units outstanding at end of period	227,134	228,046	220,118	282,379	341,251	397,451	453,951	430,326	424,864	250,415
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	15.38	13.50	9.76	17.14	15.32	11.80	10.00
Value at end of period	14.18	15.38	13.50	9.76	17.14	15.32	11.80
Number of accumulation units outstanding at end of period	25,259	33,451	40,434	32,609	102,670	57,487	31,108
PIMCO VIT HIGH YIELD
Value at beginning of period	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25	10.85	10.00
Value at end of period	20.47	19.95	17.55	12.60	16.58	16.13	14.90	14.41	13.25	10.85
Number of accumulation units outstanding at end of period	72,983	107,381	117,989	106,436	140,350	217,913	211,290	231,784	272,765	8,425
PIMCO VIT LOW DURATION
Value at beginning of period	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92	10.00
Value at end of period	12.94	12.89	12.33	10.96	11.08	10.39	10.07	10.04	9.92
Number of accumulation units outstanding at end of period	301,318	256,585	323,504	232,695	295,140	357,766	342,222	382,875	275,928
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.19	13.22	11.67	11.22	10.39	10.08	10.00
Value at end of period	14.60	14.19	13.22	11.67	11.22	10.39	10.08
Number of accumulation units outstanding at end of period	506,242	456,482	513,699	335,930	197,447	288,330	52,119
PIONEER EMERGING MARKETS VCT
Value at beginning of period	8.78	7.65	4.43	10.00
Value at end of period	6.66	8.78	7.65	4.43
Number of accumulation units outstanding at end of period	12,641	35,115	91,023	5,513
PIONEER FUND VCT
Value at beginning of period	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61	6.95	9.45
Value at end of period	10.42	10.97	9.52	7.66	11.73	11.25	9.71	9.21	8.61	6.95
Number of accumulation units outstanding at end of period	15,965	11,039	13,095	23,841	13,316	24,425	17,322	47,138	43,763	31,022
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.21	8.55	5.96	9.30	9.74	10.00
Value at end of period	9.91	10.21	8.55	5.96	9.30	9.74
Number of accumulation units outstanding at end of period	25,312	27,031	25,599	3,740	-	556
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.66	9.10	7.32	11.13	10.64	10.00
Value at end of period	9.97	10.66	9.10	7.32	11.13	10.64
Number of accumulation units outstanding at end of period	16,235	13,756	22,844	17,254	12,356	954
PRUDENTIAL SERIES EQUITY
Value at beginning of period	14.62	13.20	10.00
Value at end of period	13.96	14.62	13.20
Number of accumulation units outstanding at end of period	507	690	349
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	18.21	14.39	10.00
Value at end of period	14.59	18.21	14.39
Number of accumulation units outstanding at end of period	2,061	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.24	10.00
Value at end of period	10.86	10.24
Number of accumulation units outstanding at end of period	51,828	5,030
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.62	10.00
Value at end of period	10.75	10.62
Number of accumulation units outstanding at end of period	18,375	-
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.00
Value at end of period	8.58
Number of accumulation units outstanding at end of period	4,226

ROYCE SMALL-CAP
Value at beginning of period	15.66	13.11	10.00
Value at end of period	14.99	15.66	13.11
Number of accumulation units outstanding at end of period	25,471	23,810	5,078
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02	7.95	9.46
Value at end of period	13.01	13.23	11.73	9.52	13.97	13.32	11.66	11.10	10.02	7.95
Number of accumulation units outstanding at end of period	188,716	193,819	202,385	212,923	306,788	330,671	329,362	322,534	294,687	166,245
SCHWAB MONEY MARKET
Value at beginning of period	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21	10.21	10.15
Value at end of period	11.23	11.30	11.37	11.44	11.28	10.85	10.44	10.24	10.21	10.21
Number of accumulation units outstanding at end of period	780,190	883,275	915,644	1,614,712	1,494,262	1,069,635	1,358,385	1,243,345	2,023,463	3,429,753
SCHWAB S&P 500 INDEX
Value at beginning of period	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05	7.10	9.22
Value at end of period	11.28	11.15	9.79	7.81	12.40	11.86	10.33	9.93	9.05	7.10
Number of accumulation units outstanding at end of period	670,131	788,351	823,134	807,769	979,562	1,128,811	1,230,531	1,488,478	1,506,724	748,969
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.28	10.59	10.00
Value at end of period	11.99	11.28	10.59
Number of accumulation units outstanding at end of period	5,619	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.53	12.64	10.00
Value at end of period	14.73	14.53	12.64
Number of accumulation units outstanding at end of period	4,032	132	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.52	12.63	10.00
Value at end of period	15.87	15.52	12.63
Number of accumulation units outstanding at end of period	5,159	3,362	-
THIRD AVENUE VALUE
Value at beginning of period	8.93	7.88	5.46	9.76	10.32	10.00
Value at end of period	6.98	8.93	7.88	5.46	9.76	10.32
Number of accumulation units outstanding at end of period	20,889	27,446	31,506	57,125	51,529	44,929
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	15.87	13.14	10.00
Value at end of period	13.97	15.87	13.14
Number of accumulation units outstanding at end of period	7,025	8,333	813
VAN ECK VIP GLOBAL BOND
Value at beginning of period	11.49	10.90	10.00
Value at end of period	12.34	11.49	10.90
Number of accumulation units outstanding at end of period	62,858	19,431	7,194
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	17.26	13.51	10.00
Value at end of period	14.28	17.26	13.51
Number of accumulation units outstanding at end of period	16,116	22,130	10,269
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64	4.98	8.03
Value at end of period	12.22	12.25	9.10	6.53	11.82	9.73	8.55	7.85	6.64	4.98
Number of accumulation units outstanding at end of period	113,254	104,221	104,125	138,128	137,612	161,331	172,144	168,312	185,503	126,654
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39	6.90	9.50
Value at end of period	14.03	14.95	12.17	8.29	13.94	13.17	11.82	11.03	9.39	6.90
Number of accumulation units outstanding at end of period	71,017	73,065	85,597	83,208	99,154	128,584	155,013	226,496	269,503	162,242
INVESTMENT DIVISION (0.85)	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ALGER BALANCED
Value at beginning of period	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57	10.00
Value at end of period	12.83	12.93	11.82	9.22	13.63	12.24	11.78	10.96	10.57
Number of accumulation units outstanding at end of period	4,244	7,122	8,960	10,103	14,959	16,227	48,697	35,620	13,647
ALGER LARGECAP GROWTH
Value at beginning of period	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42	10.00
Value at end of period	14.28	14.45	12.85	8.78	16.45	13.83	13.27	11.94	11.42
Number of accumulation units outstanding at end of period	138,491	136,952	204,270	165,677	207,673	92,170	105,834	83,810	36,011
ALGER MID CAP GROWTH
Value at beginning of period	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00	10.00
Value at end of period	13.95	15.34	12.96	8.62	20.87	16.00	14.65	13.45	12.00
Number of accumulation units outstanding at end of period	61,926	125,686	134,831	95,444	102,005	78,895	63,608	54,269	22,354

ALLIANCEBERNSTEIN VPS GROWTH & INCOME
Value at beginning of period	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20	10.00
Value at end of period	13.01	12.35	11.01	9.19	15.60	14.97	12.87	12.38	11.20
Number of accumulation units outstanding at end of period	97,991	130,139	151,529	301,465	223,765	209,357	243,989	208,800	70,579
ALLIANCEBERNSTEIN VPS GROWTH
Value at beginning of period	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45	10.00
Value at end of period	13.72	13.67	11.98	9.07	15.90	14.19	14.47	13.03	11.45
Number of accumulation units outstanding at end of period	21,421	34,587	47,594	71,426	79,267	58,346	55,470	32,220	6,019
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	14.13	12.62	9.12	17.99	15.36	12.19	10.00
Value at end of period	11.79	14.13	12.62	9.12	17.99	15.36	12.19
Number of accumulation units outstanding at end of period	238,035	323,568	419,349	423,683	499,709	426,600	238,184
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	7.61	7.34	5.49	11.84	11.28	10.00
Value at end of period	6.09	7.61	7.34	5.49	11.84	11.28
Number of accumulation units outstanding at end of period	127,999	169,069	269,528	431,272	496,719	246,769
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17	10.00
Value at end of period	22.84	21.13	16.86	13.14	20.60	24.31	18.13	16.37	12.17
Number of accumulation units outstanding at end of period	128,073	142,012	123,399	144,190	161,905	183,494	134,999	109,455	69,402
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	12.02	9.55	6.74	10.56	10.47	10.00
Value at end of period	10.92	12.02	9.55	6.74	10.56	10.47
Number of accumulation units outstanding at end of period	47,979	56,347	54,314	77,399	84,062	63,196
AMERICAN CENTURY VP BALANCED
Value at beginning of period	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73	10.00
Value at end of period	14.38	13.77	12.44	10.86	13.75	13.21	12.16	11.68	10.73
Number of accumulation units outstanding at end of period	91,458	76,209	80,333	83,290	79,262	74,508	66,136	42,032	4,639
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37	10.00
Value at end of period	13.36	13.07	11.55	9.86	15.21	15.35	13.22	12.74	11.37
Number of accumulation units outstanding at end of period	61,372	78,643	120,848	122,928	143,569	178,802	199,096	152,230	33,941
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59	10.00
Value at end of period	15.31	17.55	15.62	11.78	21.53	18.39	14.84	13.21	11.59
Number of accumulation units outstanding at end of period	27,902	31,549	42,071	53,741	70,220	85,336	108,282	69,617	23,853
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.45	13.09	10.00
Value at end of period	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	23,556	20,509	9,024
AMERICAN CENTURY VP VALUE
Value at beginning of period	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50	10.00
Value at end of period	14.61	14.59	12.97	10.91	15.03	15.98	13.58	13.04	11.50
Number of accumulation units outstanding at end of period	240,793	268,246	189,899	206,339	253,985	250,774	188,050	74,425	24,559
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY
Value at beginning of period	15.45	13.30	10.00
Value at end of period	13.46	15.45	13.30
Number of accumulation units outstanding at end of period	20,105	19,127	1,838
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
Value at beginning of period	10.00
Value at end of period	9.26
Number of accumulation units outstanding at end of period	88,943
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	15.84	12.63	10.00
Value at end of period	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	9,383	1,386	1,175
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11	10.00
Value at end of period	19.68	20.12	15.34	11.73	16.88	18.23	15.82	14.58	12.11
Number of accumulation units outstanding at end of period	156,473	161,664	182,026	215,309	234,525	255,370	254,630	163,904	80,773
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	16.29	12.05	8.36	14.18	12.66	12.00	10.00
Value at end of period	17.46	16.29	12.05	8.36	14.18	12.66	12.00
Number of accumulation units outstanding at end of period	47,392	35,396	21,394	7,856	7,671	8,205	1,421

DREYFUS IP MIDCAP STOCK
Value at beginning of period	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63	10.00
Value at end of period	15.30	15.37	12.20	9.08	15.37	15.27	14.29	13.20	11.63
Number of accumulation units outstanding at end of period	9,602	12,936	23,637	25,388	29,180	32,551	32,283	21,286	8,127
DREYFUS VIF APPRECIATION
Value at beginning of period	12.63	11.04	9.09	13.01	12.25	10.61	10.25	10.00
Value at end of period	13.65	12.63	11.04	9.09	13.01	12.25	10.61	10.25
Number of accumulation units outstanding at end of period	104,680	147,217	58,170	44,131	36,497	29,061	1,387	411
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20	10.00
Value at end of period	12.77	13.25	11.27	8.82	14.94	13.89	12.23	11.94	11.20
Number of accumulation units outstanding at end of period	22,314	21,316	11,759	11,498	13,890	20,406	15,152	12,048	4,334
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83	10.00
Value at end of period	10.68	12.50	9.61	7.69	12.43	14.09	13.70	13.05	11.83
Number of accumulation units outstanding at end of period	4,597	4,597	4,597	4,597	5,326	7,959	11,921	15,298	4,146
DWS BLUE CHIP VIP
Value at beginning of period	12.05	10.68	8.04	13.18	12.84	11.20	10.00
Value at end of period	11.88	12.05	10.68	8.04	13.18	12.84	11.20
Number of accumulation units outstanding at end of period	259,986	61,689	64,950	63,702	170,978	36,754	2,467
DWS CAPITAL GROWTH VIP
Value at beginning of period	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12	10.00
Value at end of period	14.16	14.95	12.92	10.27	15.45	13.84	12.86	11.91	11.12
Number of accumulation units outstanding at end of period	114,516	142,615	98,593	99,523	61,148	41,824	53,890	22,290	7,824
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	11.22	9.19	7.15	10.83	10.59	10.00
Value at end of period	10.45	11.22	9.19	7.15	10.83	10.59
Number of accumulation units outstanding at end of period	73,225	151,007	96,964	105,545	71,500	40,642
DWS LARGE CAP VALUE VIP
Value at beginning of period	11.57	10.53	8.47	13.44	11.98	10.47	10.00
Value at end of period	11.46	11.57	10.53	8.47	13.44	11.98	10.47
Number of accumulation units outstanding at end of period	126,522	279,139	180,430	194,320	92,548	55,635	53,847
DWS SMALL CAP INDEX VIP
Value at beginning of period	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39	10.00
Value at end of period	16.51	17.41	13.90	11.07	16.95	17.43	14.96	14.47	12.39
Number of accumulation units outstanding at end of period	54,804	59,663	66,901	103,591	75,211	67,445	75,602	132,249	53,362
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40	10.00
Value at end of period	12.50	13.12	10.22	7.33	14.65	13.91	13.32	12.55	11.40
Number of accumulation units outstanding at end of period	11,878	16,031	29,108	29,336	33,309	34,684	35,987	38,921	13,386
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93	10.00
Value at end of period	13.25	12.63	12.11	11.61	11.23	10.65	10.32	10.20	9.93
Number of accumulation units outstanding at end of period	465,143	473,929	487,275	731,081	285,929	230,921	225,523	201,397	56,076
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.66	8.39	6.55	9.86	10.19	10.00
Value at end of period	10.17	10.66	8.39	6.55	9.86	10.19
Number of accumulation units outstanding at end of period	50,844	58,224	39,235	24,888	13,263	8,845
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.80	10.00
Value at end of period	9.57	10.80
Number of accumulation units outstanding at end of period	69,735	20,294
INVESCO V.I. HIGH YIELD
Value at beginning of period	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99	10.00
Value at end of period	17.07	17.05	15.14	10.00	13.57	13.51	12.31	12.08	10.99
Number of accumulation units outstanding at end of period	6,803	6,916	25,419	27,768	28,476	30,257	37,287	36,279	13,584
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.20	10.01	7.46	12.62	11.10	10.00
Value at end of period	10.36	11.20	10.01	7.46	12.62	11.10
Number of accumulation units outstanding at end of period	173,178	243,123	124,419	47,901	177,502	22,099
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.12	12.48	10.00
Value at end of period	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	17,495	23,797	5,850

INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.55	12.20	10.00
Value at end of period	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	10,539	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11	10.00
Value at end of period	14.48	15.38	12.78	8.19	14.89	13.94	12.72	12.56	12.11
Number of accumulation units outstanding at end of period	3,138	3,192	4,613	6,702	8,501	9,986	12,290	6,234	3,059
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	11.13	9.68	7.58	11.88	12.23	10.61	10.00
Value at end of period	10.83	11.13	9.68	7.58	11.88	12.23	10.61
Number of accumulation units outstanding at end of period	39,298	43,837	27,918	33,585	28,143	27,267	5,933
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	11.99	10.75	8.72	12.94	12.69	11.01	10.00
Value at end of period	11.65	11.99	10.75	8.72	12.94	12.69	11.01
Number of accumulation units outstanding at end of period	128,721	142,240	245,184	136,112	138,873	96,797	10,206
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51	10.00
Value at end of period	16.43	16.30	15.17	12.15	14.56	13.29	12.11	11.31	10.51
Number of accumulation units outstanding at end of period	96,621	100,763	107,377	131,297	166,568	149,007	64,795	31,722	13,180
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	11.58	10.80	8.67	10.42	10.00
Value at end of period	11.64	11.58	10.80	8.67	10.42
Number of accumulation units outstanding at end of period	567,782	540,710	338,708	286,803	148,213
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86	10.00
Value at end of period	15.08	14.25	13.31	11.85	11.27	10.62	10.28	10.16	9.86
Number of accumulation units outstanding at end of period	107,623	123,907	201,257	258,673	334,781	343,139	235,099	161,654	65,697
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	13.07	12.23	10.92	10.42	10.00
Value at end of period	13.78	13.07	12.23	10.92	10.42
Number of accumulation units outstanding at end of period	510,580	450,845	412,740	257,478	104,560
JANUS ASPEN WORLDWIDE
Value at beginning of period	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43	10.00
Value at end of period	11.69	13.67	11.90	8.72	15.89	14.61	12.47	11.88	11.43
Number of accumulation units outstanding at end of period	5,932	7,147	25,022	25,784	25,784	29,575	29,804	27,225	29,557
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24	10.00
Value at end of period	16.47	17.45	13.84	11.39	16.89	18.05	15.83	15.44	12.24
Number of accumulation units outstanding at end of period	6,246	6,246	7,199	8,064	12,452	15,259	13,259	13,210	3,393
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	17.81	14.64	10.00
Value at end of period	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	137,119	196,397	55,228
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68	10.00
Value at end of period	18.74	18.17	14.50	10.57	17.51	17.08	14.91	14.55	11.68
Number of accumulation units outstanding at end of period	135,937	144,204	156,173	162,592	195,354	208,005	197,106	125,418	26,629
MFS INTERNATIONAL VALUE
Value at beginning of period	14.14	13.11	10.00
Value at end of period	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	131,736	177,859	32,806
MFS UTILITIES
Value at beginning of period	9.36	8.32	6.31	10.00
Value at end of period	9.89	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	57,915	43,468	40,180	7,904
NEUBERGER BERMAN AMT REGENCY
Value at beginning of period	10.12	8.10	5.59	10.43	10.21	10.00
Value at end of period	9.36	10.12	8.10	5.59	10.43	10.21
Number of accumulation units outstanding at end of period	4,163	4,163	5,457	10,124	12,724	6,043
NVIT MID CAP INDEX
Value at beginning of period	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89	10.00
Value at end of period	17.93	18.58	14.89	11.00	17.50	16.44	15.11	13.62	11.89
Number of accumulation units outstanding at end of period	96,672	106,625	109,304	112,076	144,149	144,076	124,468	62,921	17,199

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58	10.00
Value at end of period	17.82	19.59	17.04	12.29	20.73	19.66	16.85	14.87	12.58
Number of accumulation units outstanding at end of period	165,267	177,111	236,464	278,810	348,861	287,660	245,693	166,981	39,176
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	15.25	13.40	9.71	17.07	15.29	11.79	10.00
Value at end of period	14.04	15.25	13.40	9.71	17.07	15.29	11.79
Number of accumulation units outstanding at end of period	113,629	112,057	123,021	110,878	199,424	94,572	35,210
PIMCO VIT HIGH YIELD
Value at beginning of period	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61	10.00
Value at end of period	16.20	15.81	13.93	10.02	13.20	12.86	11.89	11.52	10.61
Number of accumulation units outstanding at end of period	421,227	437,868	380,913	399,775	368,662	300,138	236,973	164,512	113,185
PIMCO VIT LOW DURATION
Value at beginning of period	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91	10.00
Value at end of period	12.78	12.75	12.21	10.87	11.00	10.34	10.03	10.01	9.91
Number of accumulation units outstanding at end of period	1,063,438	1,107,974	1,099,172	782,080	743,594	780,285	647,606	454,971	115,317
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.07	13.13	11.61	11.17	10.36	10.06	10.00
Value at end of period	14.45	14.07	13.13	11.61	11.17	10.36	10.06
Number of accumulation units outstanding at end of period	1,848,577	2,102,149	2,025,341	1,649,130	1,198,424	784,104	175,973
PIONEER EMERGING MARKETS VCT
Value at beginning of period	8.74	7.63	4.42	10.00
Value at end of period	6.62	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	32,035	51,580	172,627	70,085
PIONEER FUND VCT
Value at beginning of period	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06	10.00
Value at end of period	13.21	13.93	12.11	9.75	14.96	14.37	12.43	11.81	11.06
Number of accumulation units outstanding at end of period	24,333	22,360	21,183	26,988	48,015	25,733	13,459	11,046	6,352
PIONEER GROWTH OPPORTUNITIES VCT
Value at beginning of period	10.14	8.51	5.93	9.28	9.73	10.00
Value at end of period	9.83	10.14	8.51	5.93	9.28	9.73
Number of accumulation units outstanding at end of period	14,526	18,849	13,256	5,589	9,737	6,797
PIONEER MID CAP VALUE VCT
Value at beginning of period	10.58	9.05	7.29	11.10	10.63	10.00
Value at end of period	9.88	10.58	9.05	7.29	11.10	10.63
Number of accumulation units outstanding at end of period	30,575	35,798	30,810	34,312	25,325	4,123
PRUDENTIAL SERIES EQUITY
Value at beginning of period	14.59	13.19	10.00
Value at end of period	13.90	14.59	13.19
Number of accumulation units outstanding at end of period	29,932	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	18.17	14.37	10.00
Value at end of period	14.53	18.17	14.37
Number of accumulation units outstanding at end of period	23,713	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	10.23	10.00
Value at end of period	10.84	10.23
Number of accumulation units outstanding at end of period	71,760	15,223
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	10.61	10.00
Value at end of period	10.72	10.61
Number of accumulation units outstanding at end of period	27,390	53,228
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	10.00
Value at end of period	8.57
Number of accumulation units outstanding at end of period	60,635
ROYCE SMALL-CAP
Value at beginning of period	15.62	13.10	10.00
Value at end of period	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	73,660	56,868	21,128
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32	10.00
Value at end of period	14.52	14.80	13.13	10.68	15.69	14.98	13.14	12.53	11.32
Number of accumulation units outstanding at end of period	307,101	321,325	299,022	323,868	326,676	400,328	292,308	222,989	165,803

SCHWAB MONEY MARKET
Value at beginning of period	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99	10.00
Value at end of period	10.84	10.93	11.02	11.10	10.97	10.56	10.18	9.99	9.99
Number of accumulation units outstanding at end of period	1,980,689	2,061,906	2,043,718	3,249,305	2,647,953	1,510,198	1,178,676	964,982	752,882
SCHWAB S&P 500 INDEX
Value at beginning of period	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28	10.00
Value at end of period	13.90	13.76	12.10	9.67	15.38	14.72	12.84	12.37	11.28
Number of accumulation units outstanding at end of period	935,759	944,880	1,226,943	1,128,397	1,069,568	970,617	983,799	666,583	217,600
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.25	10.58	10.00
Value at end of period	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	14,647	4,837	1,862
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.49	12.62	10.00
Value at end of period	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	78,403	75,026	24,625
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.48	12.62	10.00
Value at end of period	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	5,402	5,559	1,128
THIRD AVENUE VALUE
Value at beginning of period	8.86	7.84	5.44	9.73	10.31	10.00
Value at end of period	6.92	8.86	7.84	5.44	9.73	10.31
Number of accumulation units outstanding at end of period	85,466	114,401	134,861	183,460	190,120	123,718
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	15.83	13.13	10.00
Value at end of period	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	15,645	12,529	8
VAN ECK VIP GLOBAL BOND
Value at beginning of period	11.47	10.89	10.00
Value at end of period	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	241,653	218,731	124,148
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	17.22	13.50	10.00
Value at end of period	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	88,406	98,924	44,271
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93	10.00
Value at end of period	19.88	19.97	14.86	10.68	19.36	15.96	14.03	12.92	10.93
Number of accumulation units outstanding at end of period	39,289	56,231	39,852	47,852	52,061	30,520	18,244	53,190	3,396
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63	10.00
Value at end of period	17.15	18.31	14.92	10.19	17.15	16.22	14.58	13.63	11.63
Number of accumulation units outstanding at end of period	28,741	39,807	40,106	40,271	30,832	23,158	38,056	47,335	31,082

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)     the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

2)     the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, minus or plus

3)     a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.70% if you have selected Death Benefit Option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit Option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable

Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2012, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2012

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.         Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.         Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement, and both have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.         Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.         Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2011 and 2010 and Related Consolidated Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2011 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2011 and 2010, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 29, 2012

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $15,586,970 and $15,382,402)	$16,589,783	$15,943,057
Fixed maturities, held for trading, at fair value (amortized cost $134,591 and $134,587)	147,526	144,174
Mortgage loans on real estate (net of allowances of $21,130 and $16,300)	2,513,087	1,722,422
Policy loans	4,219,849	4,059,640
Short-term investments, available-for-sale (cost approximates fair value)	332,764	964,507
Limited partnership and other corporation interests	169,233	210,146
Other investments	22,990	24,650

Total investments	23,995,232	23,068,596

Other assets:
Cash	7,593	4,476
Reinsurance receivable	616,336	594,997
Deferred acquisition costs and value of business acquired	343,449	306,948
Investment income due and accrued	248,114	239,345
Collateral under securities lending agreements	7,099	51,749
Due from parent and affiliates	114,697	203,231
Goodwill	105,255	105,255
Other intangible assets	21,855	25,642
Other assets	505,401	475,994
Assets of discontinued operations	39,621	62,091
Separate account assets	22,331,391	22,489,038

Total assets	$48,336,043	$47,627,362

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$21,828,274	$20,420,875
Policy and contract claims	310,455	293,383
Policyholders’ funds	382,816	372,980
Provision for policyholders’ dividends	64,710	66,244
Undistributed earnings on participating business	11,105	6,803

Total policy benefit liabilities	22,597,360	21,160,285

General liabilities:
Due to parent and affiliates	538,561	537,474
Repurchase agreements	-	936,762
Commercial paper	97,536	91,681
Payable under securities lending agreements	7,099	51,749
Deferred income tax liabilities, net	197,729	57,798
Other liabilities	532,327	460,310
Liabilities of discontinued operations	39,616	62,042
Separate account liabilities	22,331,391	22,489,038

Total liabilities	46,341,619	45,847,139

Commitments and contingencies

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	-	-
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	768,247	764,644
Accumulated other comprehensive income	445,372	242,516
Retained earnings	773,773	766,031

Total stockholder’s equity	1,994,424	1,780,223

Total liabilities and stockholder’s equity	$48,336,043	$47,627,362

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Revenues:
Premium income, net of premiums ceded of $40,720, $41,474 and $48,761	$523,216	$805,622	$560,252
Fee income	486,795	447,954	386,201
Net investment income	1,158,486	1,174,744	1,149,084
Realized investment gains (losses), net:
Total other-than-temporary losses	(19,467)	(96,648)	(112,764)
Other-than-temporary losses transferred to other comprehensive income	10,005	16,747	13,422
Other realized investment gains, net	33,957	55,406	31,802

Total realized investment gains (losses), net	24,495	(24,495)	(67,540)

Total revenues	2,192,992	2,403,825	2,027,997

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $36,876, $30,678 and $47,077	645,567	628,895	590,456
Increase in future policy benefits	18,828	320,167	109,728
Interest paid or credited to contract holders	529,349	518,918	552,620
Provision for policyholders’ share of earnings on participating business	2,884	2,197	1,245
Dividends to policyholders	67,334	70,230	72,755

Total benefits	1,263,962	1,540,407	1,326,804
General insurance expenses	535,636	498,386	435,478
Amortization of deferred acquisition costs and value of business acquired	41,634	50,741	62,274
Interest expense	37,462	37,421	37,508

Total benefits and expenses, net	1,878,694	2,126,955	1,862,064

Income from continuing operations before income taxes	314,298	276,870	165,933
Income tax expense	100,203	72,515	41,433

Income from continuing operations	214,095	204,355	124,500
Loss from discontinued operations, net of income tax benefit of $-, $900 and $ -	-	(1,600)	-

Net income	$214,095	$202,755	$124,500

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

			Accumulated Other Comprehensive Income (Loss)
	Common stock	Additional paid-in capital	Unrealized gains (losses) on securities	Employee benefit plan adjustments	Retained earnings	Total
Balances, January 1. 2009	$7,032	$756,912	$(691,594)	$(71,079)	$615,847	$617,118
Net income					124,500	124,500
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			(4,367)			(4,367)
Net change in unrealized gains (losses)			614,379			614,379
Employee benefit plan adjustment				28,468		28,468

Total comprehensive income						762,980
Impact of adopting ASC section 320-10-65 “Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(8,528)		8,528	-
Dividends					(24,682)	(24,682)
Capital contribution - stock-based compensation		2,181				2,181
Income tax benefit on stock-based compensation		2,237				2,237

Balances, December 31, 2009	7,032	761,330	(90,110)	(42,611)	724,193	1,359,834
Net income					202,755	202,755
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			6,346			6,346
Net change in unrealized gains (losses)			372,233			372,233
Employee benefit plan adjustment				(3,342)		(3,342)

Total comprehensive income						577,992
Dividends					(160,917)	(160,917)
Capital contribution - stock-based compensation		1,855				1,855
Income tax benefit on stock-based compensation		1,459				1,459

Balances, December 31, 2010	7,032	764,644	288,469	(45,953)	766,031	1,780,223
Net income					214,095	214,095
Other comprehensive income (loss), net of income taxes:
Non-credit component of impaired losses on fixed maturities available-for-sale			13,590			13,590
Net change in unrealized gains (losses)			221,484			221,484
Employee benefit plan adjustment				(32,218)		(32,218)

Total comprehensive income						416,951
Dividends					(206,353)	(206,353)
Capital contribution - stock-based compensation		1,786				1,786
Income tax benefit on stock-based compensation		1,817				1,817

Balances, December 31, 2011	$7,032	$768,247	$523,543	$(78,171)	$773,773	$1,994,424

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$214,095	$202,755	$124,500
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	2,884	2,197	1,245
Amortization of premiums / (accretion of discounts) on investments, net	(41,220)	(44,096)	(59,048)
Net realized (gains) losses on investments	(62,088)	26,665	85,627
Net proceeds / (purchases) of trading securities	3,597	901	(97,474)
Interest credited to contractholders	525,347	514,002	546,429
Depreciation and amortization	60,908	65,938	80,227
Deferral of acquisition costs	(88,165)	(80,020)	(74,642)
Deferred income taxes	30,002	37,524	94,096
Other, net	(4,037)	(9,834)	2,911
Changes in assets and liabilities:
Policy benefit liabilities	(148,298)	135,731	59,227
Reinsurance receivable	1,131	4,594	8,898
Investment income due and accrued	(8,769)	(13,896)	(79,674)
Other assets	(8,176)	9,256	(26,924)
Other liabilities	45,515	(112,002)	(86,125)

Net cash provided by operating activities	522,726	739,715	579,273

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	5,373,914	4,515,507	3,639,252
Mortgage loans on real estate	96,848	158,246	96,160
Limited partnership interests, other corporation interests and other investments	58,872	90,235	53,877
Purchases of investments:
Fixed maturities, available-for-sale	(6,405,522)	(5,355,943)	(3,975,219)
Mortgage loans on real estate	(899,234)	(331,843)	(281,962)
Limited partnership interests, other corporation interests and other investments	(7,874)	(19,528)	(13,598)
Net change in short-term investments	1,576,779	(919,023)	(360,896)
Net change in repurchase agreements	(936,762)	445,424	289,259
Policy loans, net	(41,408)	24,257	(625)
Purchases of furniture, equipment and software	(19,990)	-	-

Net cash used in investing activities	(1,204,377)	(1,392,668)	(553,752)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from financing activities:
Contract deposits	$2,544,213	$2,234,984	$1,921,471
Contract withdrawals	(1,716,544)	(1,570,767)	(1,660,454)
Change in due to/from parent and affiliates	87,743	(16,274)	(141,770)
Dividends paid	(206,353)	(160,917)	(24,682)
Net commercial paper borrowings	5,855	(5,932)	446
Change in bank overdrafts	(31,963)	3,898	19,857
Income tax benefit of stock option exercises	1,817	1,459	2,237

Net cash provided by financing activities	684,768	486,451	117,105

Net increase (decrease) in cash	3,117	(166,502)	142,626
Cash, beginning of year	4,476	170,978	28,352

Cash, end of year	$7,593	$4,476	$170,978

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Income taxes	$(121,436)	$33	$(44,878)
Income tax payments withheld and remitted to taxing authorities	53,630	56,664	55,055
Interest	37,463	37,421	37,508

Non-cash investing and financing transactions during the years:
Share-based compensation expense	$1,786	$1,855	$2,181
Fair value of assets acquired in settlement of fixed maturity investments	13,021	-	-
Real estate acquired in satisfaction of debt	2,140	-	-

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

1.	Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control. Intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Certain amounts have been reclassified to conform to current year presentation.

Use of Estimates

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values (including derivative financial instruments), impairment of investments, accounting for derivative financial instruments, valuation of policy benefit liabilities, valuation of deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”), accounting for employee benefits plans and accounting for income taxes and the valuation of deferred tax assets. Actual results could differ from those estimates. However, in the opinion of management, these consolidated financial statements include normal recurring adjustments necessary for the fair presentation of the Company’s financial position and the results of its operations.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale. Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage credit loss allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the allowance for credit losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity and
•	The entity’s participants’ ability to direct the activities, receive its benefits and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

6.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as collateralized borrowings. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. In connection with repurchase agreements transactions, it is the Company’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements. The liability is collateralized by securities with approximately the same fair value.

7.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as collateralized borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

8.

The Company’s other-than-temporary impairments accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	A fixed maturity investment has been downgraded by a credit rating agency;
•	The financial condition of the issuer has deteriorated;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings. The Company accretes the new cost basis to estimated future value over the remaining life of the security based on the future estimated cash flows by adjusting the security’s yield.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions - material event notices.
o	Short-term investments - valued at amortized cost, which approximates fair value.
o	Derivative instruments - reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and news sources.
o

Separate account assets and liabilities - exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

o	Common collective trusts – the net asset value based on the underlying trust investments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities, are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities - single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
o	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
o	Separate account assets - single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign exchange risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income (loss) and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed minimum withdrawal benefit, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets and fee revenue based on equity market performance and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives. The Company incorporates the market’s perception of its own and the counterparty’s non-performance risk through review of credit spreads in determining the fair value of the portion of its over-the-counter (“OTC”) derivative assets and liabilities that are uncollateralized. Fair values are adjusted accordingly based on an internal carry value adjustment model.

Collateral agreements are regularly entered into as part of the underlying agreements with counterparties to mitigate counterparty credit risk. Certain of these arrangements require collateral when the fair value exceeds certain thresholds and also include credit contingent provisions that provide for a reduction of these thresholds in the event of downgrade in the credit ratings of the Company and/or the counterparty.

Certain derivatives in a net asset position have cash pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. This unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged is included in other assets.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financial activities in the consolidated statement of cash flows. The book overdrafts are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2011 and 2010, these liabilities were $609 and $32,572, respectively.

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage are capitalized and amortized using the straight-line method over its estimated useful life. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $33,021 and $24,196, are included in other assets at December 31, 2011 and 2010, respectively. The Company capitalized $16,676, $9,816 and $8,014 of internal use software development costs during the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred acquisition costs and value of business acquired

DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, has been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in accumulated other comprehensive income (loss).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s consolidated statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $13,051,532 and $12,395,926 at December 31, 2011 and 2010, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $8,727,286 and $7,976,954 at December 31, 2011 and 2010, respectively, are established at the contractholder’s account value.

Reinsurance Ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $6,705,462 and $6,544,238 at December 31, 2011 and 2010, respectively. Participating business comprises approximately 8% and 9% of the Company’s individual life insurance in-force at December 31, 2011 and 2010, respectively, and 19%, 13% and 19% of individual life insurance premium income for the years ended December 31, 2011, 2010 and 2009, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

2.	Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2 and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchases, sales, issuances and settlements provisions for its fiscal year beginning January 1, 2011. The provisions of ASU No. 2010-06 relate only to financial statement disclosures and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company adopted ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been clarified in ASU No. 2011-02, see below. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s consolidated financial position or the results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In April 2011, the FASB issued ASU No. 2011-02 “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No. 2011-02”). ASU No. 2011-02 clarifies and defines the criteria to be met in a debt modification in order to be considered a troubled debt restructuring. It also clarifies whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructures. ASU No. 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 with early adoption permitted and is to be applied retrospectively to the beginning of the annual period of adoption. The Company adopted ASU No. 2011-02 for its fiscal period ended September 30, 2011. The provisions of ASU No. 2011-02 related only to financial statement disclosure and, accordingly, did not have an impact on the Company’s consolidated financial position or the results of operations.

Future adoption of new accounting pronouncements

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts - a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as DAC. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company will adopt ASU No. 2010-26 for its fiscal year beginning January 1, 2012, and expects to apply the retrospective method of adoption. Accordingly, upon adoption, DAC will be reduced with a corresponding reduction, net of tax, to stockholder’s equity as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance. The Company estimates the impact as of December 31, 2011, retrospective adoption would reduce DAC by approximately $120,000 to $130,000 and would reduce stockholder’s equity by approximately $76,000 to $86,000, net of tax. Expenses in future periods will be higher due to a decrease of deferrable expenses. However, amortization expense will be lower in future periods due to the lower DAC balance, before the effect of any amortization related to realized gains and losses.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU No. 2011-03”). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 will not have an impact on the Company’s consolidated financial position or the results of operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 does not extend the use of the existing concepts or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 will not have an impact on the Company’s consolidated financial position or the results of operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In June 2011, the FASB issued ASU No. 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). ASU No. 2011-05 provides that, upon adoption, entities must present the components of net income, the components of comprehensive income and the total of comprehensive income for all periods presented. The option of presenting the components of comprehensive income in the statement of changes of equity has been eliminated. ASU No. 2011-05 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-05 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-05 will not have an impact on the Company’s consolidated financial position or the results of its operations. ASU No 2011-05 was subsequently amended by ASU No. 2011-12.

In September 2011, the FASB issued ASU No. 2011-08 “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU No. 2011-08”). ASU No. 2011-08 provides that entities have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of recorded goodwill is less than its carrying value. If an entity concludes that it is more likely than not that the fair value of recorded goodwill is less than its carrying value, it is then required to calculate the fair value of the recorded goodwill and to measure the amount of impairment loss, if any. ASU No. 2011-08 is effective for annual and interim goodwill impairment tests for fiscal years beginning after December 15, 2011. The Company will adopt the provisions of ASU No. 2011-08 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-08 will not have an impact on the Company’s consolidated financial position or the results of its operations.

In December 2011, the FASB issued ASU No. 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU No. 2011-12”). ASU No. 2011-12 indefinitely defers the requirement in ASU No. 2011-05 for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and statement in which other comprehensive income is presented, for both interim and annual periods. ASU No. 2011-12 does not effect any other provisions of ASU No. 2011-05. ASU No. 2011-12 is effective for fiscal years and interim periods within those years ending after December 15, 2011. The Company will adopt the provisions of ASU No. 2011-12 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-12 will not have an impact on the Company’s consolidated financial position or the results of operations.

3.	Related Party Transactions

Included in the consolidated balance sheets at December 31, 2011 and 2010 are the following related party amounts:

	December 31,
	2011	2010
Reinsurance receivable	$502,093	$483,564
Future policy benefits	2,115,676	2,183,167

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Included in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 are the following related party amounts:

	Year ended December 31,
	2011	2010	2009
Premium income, net of related party premiums ceded of $6,912, $3, 588, and $3,411	$129,072	$131,037	$137,085
Life and other policy benefits, net of reinsurance recoveries of $6,426, $4,906 and $7,415	106,790	122,830	118,624
Decrease in future policy benefits	(70,554)	(65,778)	(45,960)

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2011, 2010 and 2009. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year ended December 31,
	2011	2010	2009
Investment management and administrative revenue included in fee income and net investment income	$7,492	$7,505	$7,334
Administrative and underwriting expense reimbursements included as a reduction to general insurance expense	3,629	988	944

Total	$11,121	$8,493	$8,278

The following table summarizes amounts due from parent and affiliates at December 31, 2011 and 2010:

			December 31,
Related party	Indebtedness	Due date	2011	2010
GWL&A Financial Inc.	On account	On demand	$6,976	$11,298
Great-West Lifeco U.S. Inc.	On account	On demand	105,614	191,185
Great-West Lifeco Finance LP	On account	On demand	716	-
Great-West Lifeco Finance LP II	On account	On demand	524	187
Putnam Investments LLC	On account	On demand	308	182
Crown Life Insurance Company	On account	On demand	195	152
Other related party receivables	On account	On demand	364	227

Total			$114,697	$203,231

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates at December 31, 2011 and 2010:

			December 31,
Related party	Indebtedness	Due date	2011	2010
GWL&A Financial Inc. (1)	Surplus note	November 2034	$194,362	$194,231
GWL&A Financial Inc. (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2011	4,701	4,701
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	140	13
Great-West Lifeco Finance LP II	On account	On demand		-
London Life Financial Corporation	On Account	On demand	1,715	-
The Great-West Life Assurance Company	On account	On demand	1,765	4,046
The Canada Life Assurance Company	On account	On demand	2,478	1,083
Other related party payables

Total			$538,561	$537,474

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,362 and $194,231 at December 31, 2011 and 2010, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,163 for the year ended December 31, 2011 and $37,042 for each of the years ended December 31, 2010 and 2009. Included in other liabilities on the consolidated balance sheets at December 31, 2011 and 2010 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,128,500 and renews annually until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews annually for an indefinite period of time. At December 31, 2011 and 2010 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $450,820 and $436,661 of funds withheld assets as of December 31, 2011 and 2010, respectively. CLAC pays the Company on, a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

A subsidiary of the Company, GW Capital Management, LLC, serves as a Registered Investment Advisor to Maxim Series Fund, Inc. an affiliated open-end management investment company, to several affiliated insurance company separate accounts and to Collective Investment Trusts, an affiliated entity. A subsidiary of the Company, Orchard Trust Company, LLC, serves as trustee to Collective Investment Trusts. Included in fee income on the consolidated statements of income is $69,172, $59,320 and $52,540 of advisory and management fee income from these affiliated entities for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc. and Putnam Funds which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2011, 2010 and 2009, these purchases totaled $112,117, $162,504 and $149,302, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $266,340 and $269,495 at December 31, 2011 and 2010, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

4.	Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2011 and 2010:

	December 31, 2011
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,209,420	$107,363	$1,112	$2,315,671	$-
Obligations of U.S. states and their subdivisions	1,773,687	297,488	5	2,071,170	-
Corporate debt securities (3)	8,287,960	762,045	154,259	8,895,746	3,672
Asset-backed securities (2)	2,006,544	70,117	125,217	1,951,444	(23,837)
Residential mortgage-backed securities	578,046	17,461	3,965	591,542	1,409
Commercial mortgage-backed securities	712,831	42,538	7,572	747,797	-
Collateralized debt obligations	18,482	3	2,072	16,413	-

Total fixed maturities	$15,586,970	$1,297,015	$294,202	$16,589,783	$(18,756)

(1)	Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.
(2)

OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $23,837 at December 31, 2011 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(3)	Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $166,284 at December 31, 2011.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	December 31, 2010
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$2,289,010	$96,924	$14,784	$2,371,150	$-
Obligations of U.S. states and their subdivisions	1,784,299	173,567	15,603	1,942,263	-
Corporate debt securities (3)	7,625,810	557,104	144,486	8,038,428	5,439
Asset-backed securities (2)	2,104,420	51,663	154,157	2,001,926	(22,284)
Residential mortgage-backed securities	730,293	20,888	12,119	739,062	505
Commercial mortgage-backed securities	812,915	28,049	20,615	820,349	-
Collateralized debt obligations	35,655	5	5,781	29,879	-

Total fixed maturities	$15,382,402	$928,200	$367,545	$15,943,057	$(16,340)

(1)	Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses.
(2)

OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment. The non-credit loss component of OTTI (gain) loss for asset-backed securities was in an unrealized gain position of $22,284 at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(3)	Includes perpetual debt investments with amortized cost of $253,023 and estimated fair value of $189,877 at December 31, 2010.

See Note 6 for additional information on policies regarding estimated fair value of fixed maturity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2011, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 30, 2011
	Amortized cost	Estimated fair value
Maturing in one year or less	$478,189	$511,588
Maturing after one year through five years	3,161,433	3,420,611
Maturing after five years through ten years	3,554,634	3,965,884
Maturing after ten years	2,972,324	3,186,060
Mortgage-backed and asset-backed securities	5,420,390	5,505,640

	$15,586,970	$16,589,783

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to thirty years and expected average lives of up to fifteen years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Proceeds from sales	$3,958,589	$3,222,700	$2,258,653
Gross realized gains from sales	104,893	62,702	42,375
Gross realized losses from sales	23,138	26	267

Gross realized gains and losses from sales during the year were primarily attributable to changes in interest rates and gains and losses on repurchase agreement transactions.

Included in net investment income are unrealized gains of $12,935, $9,587 and $4,749 on held-for-trading fixed maturity investments still held at December 31, 2011, 2010 and 2009, respectively.

The Company has a corporate fixed maturity security with a fair value of $9,949 and $8,845 that has been non-income producing for the twelve months preceding December 31, 2011 and 2010, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired.

Mortgage loans on real estate - The following table summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Principal	$2,510,949	$1,709,075
Unamortized premium (discount)	23,268	29,647
Allowance for credit loss	(21,130)	(16,300)

Total mortgage loans	$2,513,087	$1,722,422

Of the total principal balance in the mortgage loan portfolio, $2,067 and $8,470 related to impaired loans at December 31, 2011 and 2010, respectively. The decrease in the impaired loans balance was due to four loans that were foreclosed upon and one loan that was paid in full offset by one loan that was deemed non-performing during the year ended December 31, 2011.

The recorded investment in impaired mortgage loans was $2,067 and $9,576 at December 31, 2011 and 2010, respectively. The average recorded investment of impaired mortgage loans was $5,822, $5,101 and $313 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Performing	$2,532,150	$1,729,146
Non-performing	2,067	9,576

Total	$2,534,217	$1,738,722

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years ended December 31, 2011, 2010 and 2009:

	Year ended December, 31
	2011	2010	2009
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$16,300	$14,854	$8,834
Provision increases	4,830	1,446	6,172
Provision decreases	-	-	(152)

Ending balance	$21,130	$16,300	$14,854

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$21,130	$16,300	$14,854

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$2,534,217	$1,738,722	$1,568,986
Individually evaluated for impairment	18,493	27,250	4,506
Collectively evaluated for impairment	2,515,724	1,711,472	1,564,480

The table below summarizes the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2011 and 2010:

	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure (1)	Total portfolio balance
Commercial mortgages:
December 31, 2011	$2,534,217	$-	$-	$-	$2,534,217
December 31, 2010	1,733,922	2,642	-	2,158	1,738,722

(1) December 31, 2010 includes four loans in the amount of $2,158 in process of foreclosure.

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. At December 31, 2010, the Company had one loan, with a principal balance of $6,355, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal.

Limited partnership and other corporation interests - The Company invests in limited partnership interests, which include limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits, and other corporation interests. At December 31, 2011 and 2010, the Company had $169,233 and $210,146, respectively, invested in limited partnership and other corporation interests.

The Company has determined its investment in low-income housing limited partnerships (“LIHLP”) to be considered a VIE. Although the Company is involved with the VIE, it determined that consolidation was not required because it has no power to direct the activities that most significantly impact the entities’ economic performance.

As a 99% limited partner in various upper-tier LIHLPs, the Company has few or no voting rights, but expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The Company is only an equity investor and views the LIHLP as a single investment. The general partner of the LIHLPs is most closely involved in the development and management of the LIHLP project. The general partner has a small ownership of the partnership, which requires a de minimus capital contribution. This equity investment is reduced based on fees paid at inception by the limited partner; therefore, the general partner does not qualify as having an equity investment at risk in the LIHLP project. However, the limited partner does not have the direct or indirect ability through voting rights or similar rights to make decisions about the general partner’s activities that have a significant effect on the success of the partnership.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table presents information about the nature and activities of the VIEs and the effect on the Company’s financial statements as of December 31, 2011 and 2010 as follows:

	Limited partnership and other corporation interests	Liabilities	Maximum exposure to loss
December 31, 2011	$111,631	$-	$111,631
December 31, 2010	151,158	-	151,158

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties to meet initial margin requirements for exchange-traded futures contracts. The fair value of margin deposits related to futures contracts was $4,765 and $5,979 at December 31, 2011 and 2010, respectively.

The Company had securities on deposit with government authorities as required by certain insurance laws with fair values in the amounts of $16,631 and $14,144 at December 31, 2011 and 2010, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost in the amounts of $7,266 and $45,000 and estimated fair values in the amounts of $6,823 and $50,807 were on loan under the program at December 31, 2011 and 2010, respectively. The Company received restricted cash collateral in the amounts of $7,099 and $51,749 at December 31, 2011 and 2010, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2011 and 2010:

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$297,410	$913	$17,531	$199	$314,941	$1,112
Obligations of U.S. states and their subdivisions	1,557	5	-	-	1,557	5
Corporate debt securities	363,111	12,986	479,441	141,273	842,552	154,259
Asset-backed securities	218,850	10,365	841,415	114,852	1,060,265	125,217
Residential mortgage-backed securities	14,203	373	120,364	3,592	134,567	3,965
Commercial mortgage-backed securities	6,726	13	68,952	7,559	75,678	7,572
Collateralized debt obligations	-	-	16,392	2,072	16,392	2,072

Total fixed maturities	$901,857	$24,655	$1,544,095	$269,547	$2,445,952	$294,202

Total number of securities in an unrealized loss position		89		167		256

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
Fixed maturities:	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$892,025	$14,551	$22,471	$233	$914,496	$14,784
Obligations of U.S. states and their subdivisions	391,101	11,332	99,720	4,271	490,821	15,603
Corporate debt securities	477,059	15,486	819,627	129,000	1,296,686	144,486
Asset-backed securities	52,814	1,505	1,071,557	152,652	1,124,371	154,157
Residential mortgage-backed securities	26,142	509	146,532	11,610	172,674	12,119
Commercial mortgage-backed securities	53,462	2,086	79,429	18,529	132,891	20,615
Collateralized debt obligations	5,745	29	23,112	5,752	28,857	5,781

Total fixed maturities	$1,898,348	$45,498	$2,262,448	$322,047	$4,160,796	$367,545

Total number of securities in an unrealized loss position		161		227		388

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $73,343, or 20%, from December 31, 2010 to December 31, 2011. This decrease in unrealized losses was across most asset classes and reflects recovery in market liquidity and lower interest rates, although the economic uncertainty in certain asset classes still remains.

Unrealized losses on corporate debt securities increased by $9,773 from December 31, 2010 to December 31, 2011. The valuation of these securities has been influenced by market conditions with widening credit spreads in the finance sector resulting in generally lower valuations of these fixed income securities. The finance sector accounts for 91% of the corporate debt securities unrealized loss at December 31, 2011.

Unrealized losses on asset-backed securities decreased by $28,940 since December 31, 2010, generally due to lower interest rates, increased market liquidity and other-than-temporary impairments recognized during the year.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Corporate debt securities account for 52% of the unrealized losses and OTTI greater than twelve months. Of the $141,273 of unrealized losses and OTTI over twelve months on corporate debt securities, 64% are on securities which continue to be rated investment grade. Of the $51,356 of unrealized losses and OTTI greater than twelve months on non-investment grade corporate debt securities, $42,036 of the losses are on perpetual debt investments issued by banks in the United Kingdom, which have senior debt ratings of A- or higher. The Company determined that the majority of the unrealized losses on the perpetual securities were due to widening credit spreads and low LIBOR based coupon rates on the securities. Based on our analysis, the Company concluded that the ability of the issuers to service the investment has not been compromised by these factors. Additionally, although foreign banks have suffered from the weak credit and economic environment, they benefit from central bank support. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

Asset-backed securities account for 43% of the unrealized losses and OTTI greater than twelve months. Of the $114,852 of unrealized losses and OTTI over twelve months on asset-backed securities, 85% of the losses are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade, 89% of the losses are on securities guaranteed by monoline insurers. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments for the years ended December 31, 2011, 2010 and 2009 as follows:

	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$501	$-	$-	$501
Asset-backed securities	6,264	-	10,005	16,269

Total fixed maturities	$6,765	$-	$10,005	$16,770

(1)	Of the $6,264 in asset-backed fixed maturities, all is bifurcated credit loss recognized on one held security.
(2)	Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$750	$10,035	$-	$10,785
Corporate debt securities	-	1,529	-	1,529
Asset-backed securities	64,896	-	16,242	81,138
Residential mortgage-backed securities	1,390	-	505	1,895
Collateralized debt obligations	34	-	-	34

Total fixed maturities	$67,070	$11,564	$16,747	$95,381

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, $53,327 and $8,558 were related to Ambac Financial Group, Inc. and Financial Guaranty Insurance Company, respectively, for the year ended December 31, 2010. Of the $67,070 in total fixed maturities, $66,286 is the bifurcated credit loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$684	$-	$684
Corporate debt securities	3,652	6,181	-	9,833
Asset-backed securities	88,134	502	13,422	102,058
Residential mortgage-backed securities	-	28	-	28
Collateralized debt obligations	154	-	-	154

Total fixed maturities	$91,940	$7,395	$13,422	$112,757

(1) Of the credit-related other-than-temporary impairment on asset-backed securities, all of it was related to Financial Guaranty Insurance Company for the year ended December 31, 2009. Of the $91,940 in total fixed maturities, $88,134 is the bifurcated credit loss recognized on securities.

(2) Amounts are recognized in OCI in the period incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2011	2010	2009
Bifurcated credit loss:
Beginning balance	$181,611	$115,325	$43,871
Additions:
Initial impairments - credit loss on securities not previously impaired	6,264	66,286	88,134
Reductions:
Due to sales, maturities, or payoffs during the period	(876)	-	-
Non-credit losses reclassified out of retained earnings into AOCI	-	-	(16,680)

Ending balance	$186,999	$181,611	$115,325

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Investment income:
Fixed maturity and short-term investments	$821,582	$823,828	$795,323
Mortgage loans on real estate	117,796	96,711	85,116
Policy loans	218,663	234,944	244,140
Limited partnership interests	6,915	5,767	2,514
Net interest on funds withheld balances under reinsurance agreements, related party	18,376	17,130	18,448
Derivative instruments (1)	(11,613)	7,182	10,489
Other	3,113	5,079	6,614

	1,174,832	1,190,641	1,162,644
Investment expenses	(16,346)	(15,897)	(13,560)

Net investment income	$1,158,486	$1,174,744	$1,149,084

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Realized investment gains (losses):
Fixed maturity and short-term investments	$78,637	$(15,793)	$(58,208)
Derivative instruments	(47,264)	(17,076)	(3,905)
Other	(2,048)	9,820	745
Provision for mortgage impairments, net of recoveries	(4,830)	(1,446)	(6,172)

Realized investment gains (losses)	$24,495	$(24,495)	$(67,540)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,095, $4,481 and $4,799 for the years ended December 31, 2011, 2010 and 2009, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $279, $438 and $234 for the years ended December 31, 2011, 2010 and 2009, respectively.

5.	Derivative Financial Instruments

Derivative transactions, excluding cross-currency swaps, are entered into pursuant to master agreements and other contracts that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration or termination of the agreement.

The Company holds $11,985 and $7,790 of unrestricted cash collateral from derivative counterparties to satisfy collateral netting agreements at December 31, 2011 and 2010, respectively. For a complete discussion of the Company’s policy surrounding derivative collateral, refer to Note 1, Organization and Significant Accounting Policies.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Cross-currency swaps are used to manage the foreign exchange rate risk associated with investments denominated in other than U.S. dollars. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities. The Company’s derivatives treated as cash flow hedges are eligible for hedge accounting.

At December 31, 2011, the Company estimates that $7,996 of net derivative gains included in accumulated other comprehensive income (loss) will be reclassified into net income within the next twelve months.

Fair value hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the risk of the change in the fair value of certain fixed rate maturity investments. Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments. The Company’s derivatives treated as fair value hedges are eligible for hedge accounting.

Derivatives not designated as hedging instruments

The Company enters into transactions in which derivatives are not designated as hedging instruments. Accordingly, hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, exchange-traded equity index futures on certain indices, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and interest rate futures.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing, and hedge equity based fee income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments at December 31, 2011 and 2010:

	December 31, 2011
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	20,894	$20,894	$-
Cross-currency swaps	69,030	6,241	6,241	-

Total cash flow hedges	253,230	27,135	27,135	-

Fair value hedges:
Interest rate swaps	35,800	(1,011)	-	1,011

Total fair value hedges	35,800	(1,011)	-	1,011

Total derivatives designated as hedges	289,030	26,124	27,135	1,011

Derivatives not designated as hedges:
Interest rate swaps	392,235	(8,316)	4,687	13,003
Futures on equity indices	2,680	-	-	-
Interest rate futures	59,090	-	-	-
Interest rate swaptions	890,400	944	944	-

Total derivatives not designated as hedges	1,344,405	(7,372)	5,631	13,003

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$1,633,435	$18,752	$32,766	$14,014

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

	December 31, 2010
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$90,700	$10,255	$10,386	$131
Cross-currency swaps	30,000	(252)	-	252
Interest rate futures	80,700	-	-	-

Total cash flow hedges	201,400	10,003	10,386	383

Fair value hedges:
Interest rate futures	128,900	-	-	-

Total fair value hedges	128,900	-	-	-

Total derivatives designated as hedges	330,300	10,003	10,386	383

Derivatives not designated as hedges:
Interest rate swaps	612,902	4,036	9,484	5,448
Futures on equity indices	680	-	-	-
Interest rate futures	52,360	-	-	-
Interest rate swaptions	1,083,000	4,956	4,956	-

Total derivatives not designated as hedges	1,748,942	8,992	14,440	5,448

Total cash flow hedges, fair value hedges and derivatives not designated as hedges	$2,079,242	$18,995	$24,826	$5,831

(1) The estimated fair value of all derivatives in an asset position are reported within other assets and the estimated fair value of all derivatives in a liability position are reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 143 and 117 swap transactions with an average notional amount of $16,361 and $19,745 during the years ended December 31, 2011 and 2010, respectively. The Company added one cross-currency swap during the year ended December 31, 2011. The Company had 1,678 and 979 futures transactions with an average number of contracts per transaction of 18 and 26 during the years ended December 31, 2011 and 2010, respectively. The Company had 44 swaption transactions with an average notional amount of $5,986 during the year ended December 31, 2011. During the year ended December 31, 2010, the Company had three swaptions expire.

The change in notional amount of derivatives during the year was primarily due to the following:

o	The net decrease of $486,837 in interest rate swaps, interest rate futures and interest rate swaptions was primarily the result of a decrease in interest rates.
o	The increase of $39,030 in cross-currency swaps was due to a new swap added to hedge a floating rate British pound asset.

The Company recognized total derivative gains (losses) in net investment income of ($15,428), $1,366 and $2,105 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company realized net investment gains (losses) on closed derivative positions of ($38,794), ($17,076) and ($3,905) for the years ended December 31, 2011, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

The following tables present the effect of derivative instruments in the consolidated statement of income for the years ended December 31, 2011, 2010 and 2009 reported by cash flow hedges, fair value hedges and economic hedges:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)				Gain (loss) recognized in net income on derivatives (Ineffective portion and amount excluded from effectiveness testing)

	Year ended December 31,			Year ended December 31,				Year ended December 31,
	2011	2010	2009	2011	2010	2009		2011	2010	2009
Cash flow hedges:
Interest rate swaps	$21,322	$13,896	$(52,350)	$2,820	$1,582	$553	(A)	$9	$-	$ 6	(A)
Cross-currency swaps	1,123	3,065	(5,334)	-	-	-		-	-	-
Interest rate futures	-	-	-	-	-	-		(92)	92	-	(A)
Interest rate futures	(1,431)	332	466	43	110	53	(A)	6	545	-	(B)

Total cash flow hedges	$21,014	$17,293	$(57,218)	$2,863	$1,691	$606		$(77)	$637	$6

(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Gain (loss) on derivatives recognized in net income				Gain (loss) on hedged assets recognized in net income

	Year ended December 31,				Year ended December 31,
	2011	2010	2009		2011	2010	2009
Fair value hedges:
Interest rate swaps	$(1,011)	$-	$-	(A)	$-	$-	$-
Interest rate futures	(285)	(1,027)	6,030	(A)	-	-	-
Interest rate futures	(8,311)	(1,088)	(1,124)	(B)	-	-	-
Items hedged in interest rate swaps	-	-	-		1,011	-	-	(A	)
Items hedged in interest rate futures	-	-	-		(2,002)	3,632	(4,691)	(A	)
Items hedged in interest rate futures	-	-	-		8,470	-	-	(B	)

Total fair value hedges (1)	$(9,607)	$(2,115)	$4,906		$7,479	$3,632	$(4,691)

(1)	Hedge ineffectiveness of ($2,128), $1,517 and $215 for the years ended December 31, 2011, 2010 and 2009 respectively, was recognized.
(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

	Gain (loss) on derivatives recognized in net income

	Year ended December 31,
	2011		2010		2009
Derivatives not designated as hedging instruments:
Futures on equity indices	(32	) (A)	(9	) (A)	-
Futures on equity indices	373	(B)	(363	) (B)	-
Interest rate swaps	(12,351	) (A)	4,036	(A)	-
Interest rate swaps	(38,377	) (B)	(4,476	) (B)	-
Interest rate futures	260	(A)	(3,600	) (A)	3,714	(A)
Interest rate futures	(251	) (B)	(11,640	) (B)	(2,781	) (B)
Interest rate swaptions	(3,798	) (A)	(3,450	) (A)	(3,560	) (A)
Interest rate swaptions	(704	) (B)	(54	) (B)	-

Total derivatives not designated as hedging instruments	$(54,880)		$(19,556)		$(2,627)

(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

6.	Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
Assets	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Fixed maturities and short-term investments	$17,070,073	$17,070,073	$17,051,738	$17,051,738
Mortgage loans on real estate	2,513,087	2,679,474	1,722,422	1,809,356
Policy loans	4,219,849	4,219,849	4,059,640	4,059,640
Other investments	22,990	47,915	24,650	48,496
Collateral under securities lending agreements	7,099	7,099	51,749	51,749
Collateral under derivative counter-party collateral agreements	11,985	11,985	7,790	7,790
Derivative instruments	32,766	32,766	24,826	24,826
Separate account assets	22,331,391	22,331,391	22,489,038	22,489,038

	December 31, 2011		December 31, 2010
Liabilities	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Annuity contract benefits without life contingencies	$8,727,286	$8,888,585	$7,976,954	$7,912,850
Policyholders’ funds	382,816	382,816	372,980	372,980
Repurchase agreements	-	-	936,762	936,762
Commercial paper	97,536	97,536	91,681	91,681
Payable under securities lending agreements	7,099	7,099	51,749	51,749
Payable under derivative counterparty collateral agreements	11,985	11,985	7,790	7,790
Derivative instruments	14,014	14,014	5,831	5,831
Notes payable	532,463	515,104	532,332	532,332

Fixed maturity investments

The fair values for fixed maturity investments are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The amortized cost of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Policy loans

The policy loans accrue interest at variable rates which approximate current market interest rates. Additionally, policy loans are fully collateralized by the cash surrender value of the underlying insurance policy. Given the absence of borrower credit risk and the short time period between interest rate resets, carrying value approximates fair value.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Other investments

Other investments include the Company’s percentage ownership of foreclosed lease interests in aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value of the aircraft. Real estate held for investments is also included in other investments. The estimated fair value for real estate is based on appraised value.

Derivative counterparty collateral agreements

Included in other assets and other liabilities is cash collateral received from derivative counterparties and the obligation to return the cash collateral to the counterparties. The amortized cost of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of interest rate swaps and interest rate swaptions which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates, counterparty credit risk and other relevant factors.

Separate account assets

Separate account assets include investments in mutual fund, fixed maturity and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

Annuity contract benefits without life contingencies

The estimated fair values of annuity contract benefits without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest crediting rates with thirty days notice.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Fair value hierarchy

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category as of December 31, 2011 and 2010:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2011
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,315,671	$-	$2,315,671
Obligations of U.S. states and their subdivisions	-	2,071,170	-	2,071,170
Corporate debt securities	-	8,859,250	36,496	8,895,746
Asset-backed securities	-	1,672,423	279,021	1,951,444
Residential mortgage-backed securities	-	591,542	-	591,542
Commercial mortgage-backed securities	-	747,797	-	747,797
Collateralized debt obligations	-	16,391	22	16,413

Total fixed maturities available-for-sale	-	16,274,244	315,539	16,589,783

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	36,352	-	36,352
Corporate debt securities	-	60,243	-	60,243
Asset-backed securities	-	43,905	-	43,905
Commercial mortgage-backed securities	-	7,026	-	7,026

Total fixed maturities held for trading	-	147,526	-	147,526

Short-term investments available-for-sale	45,869	286,895	-	332,764
Collateral under securities lending agreements	7,099	-	-	7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	20,894	-	20,894
Cross-currency swaps	-	6,241	-	6,241
Derivative instruments not designated as hedges:
Interest rate swaps	-	4,687	-	4,687
Interest rate swaptions	-	944	-	944

Total derivative instruments	-	32,766	-	32,766

Separate account assets (1)	10,646,426	11,568,489	2,118	22,217,033

Total assets	$10,711,379	$28,309,920	$317,657	$39,338,956

Liabilities
Collateral under securities lending agreements	$7,099	$-	$-	$7,099
Collateral under derivative counterparty collateral agreements	11,985	-	-	11,985
Derivative instruments designated as hedges:
Interest rate swaps	-	1,011	-	1,011
Derivative instruments not designated as hedges:
Interest rate swaps	-	13,003	-	13,003

Total derivative instruments	-	14,014	-	14,014

Separate account liabilities (1)	74	278,796	-	278,870

Total liabilities	$19,158	$292,810	$-	$311,968

(1)	Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$2,371,150	$-	$2,371,150
Obligations of U.S. states and their subdivisions	-	1,942,263	-	1,942,263
Corporate debt securities	-	7,979,736	58,692	8,038,428
Asset-backed securities	-	1,711,438	290,488	2,001,926
Residential mortgage-backed securities	-	739,062	-	739,062
Commercial mortgage-backed securities	-	820,349	-	820,349
Collateralized debt obligations	-	29,865	14	29,879

Total fixed maturities available-for-sale	-	15,593,863	349,194	15,943,057

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	41,834	-	41,834
Corporate debt securities	-	49,961	-	49,961
Asset-backed securities	-	44,060	-	44,060
Commercial mortgage-backedsecurities	-	8,319	-	8,319

Total fixed maturities held for trading	-	144,174	-	144,174

Short-term investments available-for-sale	140,922	823,585	-	964,507
Collateral under securities lending agreements	51,749	-	-	51,749
Collateral under derivative counterparty collateral agreements	7,790	-	-	7,790
Derivative instruments designated as hedges:
Interest rate swaps	-	10,386	-	10,386
Derivative instruments not designated as hedges:
Interest rate swaps	-	9,484	-	9,484
Interest rate swaptions	-	4,956	-	4,956

Total derivative instruments	-	24,826	-	24,826

Separate account assets (1)	11,222,384	10,838,983	4,278	22,065,645

Total assets	$11,422,845	$27,425,431	$353,472	$39,201,748

Liabilities
Derivative instruments designated as hedges:
Interest rate swaps	$-	$131	$-	$131
Cross-currency swaps	-	252	-	252
Derivative instruments not designated as hedges:
Interest rate swaps	-	5,448	-	5,448

Total derivative instruments	-	5,831	-	5,831

Separate account liabilities (1)	93	301,108	-	301,201

Total liabilities	$93	$306,939	$-	$307,032

(1) Includes only separate account instruments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Separate accounts	Total
Balance, January 1, 2011	$58,692	$290,488	$14	$4,278	$353,472
Realized and unrealized gains (losses) included in:
Net income	3,961	(192)	-	37	3,806
Other comprehensive income (loss)	779	20,031	8	260	21,078
Sales	(14,430)	-	-	(1,847)	(16,277)
Settlements	(17,460)	(31,306)	-	(158)	(48,924)
Transfers into Level 3 (1)	7,333	-	-	1,400	8,733
Transfers out of Level 3 (1)	(2,379)	-	-	(1,852)	(4,231)

Balance, December 31, 2011	$36,496	$279,021	$22	$2,118	$317,657

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$-	$-	$-	$-	$-

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies. Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2010
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Other assets and liabilities (1)	Separate accounts	Total
Balance, January 1, 2010	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943
Realized and unrealized gains (losses) included in:
Net income	475	(49,393)	-	(34)	-	-	(48,952)
Other comprehensive income (loss)	5,630	70,026	-	161	-	622	76,439
Purchases, issuances and settlements	(30,084)	(98,807)	-	(1,842)	-	(1,700)	(132,433)
Transfers in (out) of Level 3 (2)	(106,265)	(23,703)	(58,270)	-	3,317	(4,604)	(189,525)

Balance, December 31, 2010	$58,692	$290,488	$-	$14	$-	$4,278	$353,472

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-	$-	$-	$-

(1)	Includes derivative financial instruments.
(2)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

	Recurring Level 3 financial assets and liabilities Year ended December 31, 2009
	Fixed maturities available-for-sale
	U.S. government and U.S. agencies	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Collateralized debt obligations	Other assets and liabilities (1)	Separate accounts	Total
Balance, January 1, 2009	$14,711	$203,975	$521,351	$55,321	$213	$3,224	$532	$799,327
Realized and unrealized gains (losses) included in:
Net income	-	(2,597)	(84,990)	-	-	-	-	(87,587)
Other comprehensive income (loss)	2,227	47,030	178,951	3,281	1,592	(6,541)	1,902	228,442
Purchases, issuances and settlements	(256)	(52,008)	(124,017)	(332)	(12,027)	-	7,526	(181,114)
Transfers in (out) of Level 3(2)	(16,682)	(7,464)	(98,930)	-	11,951	-	-	(111,125)

Balance, December 31, 2009	$-	$188,936	$392,365	$58,270	$1,729	$(3,317)	$9,960	$647,943

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-	$-	$-	$-	$-

(1)	Includes derivative financial instruments.
(2)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

Non-recurring fair value measurements - The Company held $19,745 and $980 of adjusted cost basis limited partnership interests which were impaired at December 31, 2011 and 2010, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

7.	Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life. Further, the maximum annual growth due to automatic increases is $175 per annum, with an overall maximum of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2011 and 2010, the reinsurance receivables had carrying values in the amounts of $616,336 and $594,997, respectively. Included in these amounts are $502,093 and $483,564 at December 31, 2011 and 2010, respectively, associated with reinsurance agreements with related parties. At December 31, 2011 and 2010, 81% and 73%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately forty insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life. Maximum capacity to be accepted by the Company is dictated at the treaty level and is monitored annually to ensure the risk acquired on any one life is managed to its maximum retention of $3,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2011:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,461,815	$37,007,795	$87,469,610
Reinsurance ceded	(11,157,504)	-	(11,157,504)
Reinsurance assumed	77,352,956	-	77,352,956

Net	$116,657,267	$37,007,795	$153,665,062

Percentage of amount assumed to net	66.3%	0.0%	50.3%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$395,419	$1,960	$397,379
Reinsurance ceded	(40,654)	(66)	(40,720)
Reinsurance assumed	166,557	-	166,557

Net	$521,322	$1,894	$523,216

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2010:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$50,976,256	$34,985,650	$85,961,906
Reinsurance ceded	(9,878,257)	-	(9,878,257)
Reinsurance assumed	80,618,669	-	80,618,669

Net	$121,716,668	$34,985,650	$156,702,318

Percentage of amount assumed to net	66.2%	0.0%	51.4%

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$674,726	$5,665	$680,391
Reinsurance ceded	(41,362)	(112)	(41,474)
Reinsurance assumed	166,705	-	166,705

Net	$800,069	$5,553	$805,622

The following table summarizes total premium income for the year ended December 31, 2009:

	Premium income

	Life insurance	Annuities	Total
Written and earned direct	$431,585	$3,039	$434,624
Reinsurance ceded	(48,687)	(74)	(48,761)
Reinsurance assumed	174,389	-	174,389

Net	$557,287	$2,965	$560,252

8.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA for the years ended December 31, 2011, 2010 and 2009:

	DAC	VOBA	Total
Balance, January 1, 2009	$625,144	$55,711	$680,855
Capitalized additions	74,642	-	74,642
Amortization and writedowns	(61,113)	(1,161)	(62,274)
Unrealized investment (gains) losses	(242,085)	(5,881)	(247,966)

Balance, December 31, 2009	396,588	48,669	445,257
Capitalized additions	80,020	-	80,020
Amortization and writedowns	(48,903)	(1,837)	(50,740)
Unrealized investment (gains) losses	(167,162)	(427)	(167,589)

Balance, December 31, 2010	260,543	46,405	306,948
Capitalized additions	88,165	-	88,165
Amortization and writedowns	(37,998)	(3,636)	(41,634)
Unrealized investment (gains) losses	(9,313)	(717)	(10,030)

Balance, December 31, 2011	$301,397	$42,052	$343,449

The estimated future amortization of VOBA for the years ended December 31, 2012 through December 31, 2016 is approximately $4,000 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

9.	Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Retirement Services segment, at December 31, 2011 and 2010 was $105,255.

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2011 and 2010:

	December 31, 2011
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(15,234)	$21,080
Preferred provider agreements	7,970	(7,195)	775

Total	$44,284	$(22,429)	$21,855

	December 31, 2010
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$36,314	$(12,701)	$23,613
Preferred provider agreements	7,970	(5,941)	2,029

Total	$44,284	$(18,642)	$25,642

Amortization expense for other intangible assets included in general insurance expenses was $3,787. $3,990 and $4,192 for the years ended December 31, 2011, 2010 and 2009, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives. The Company did not incur costs to renew or extend the term of acquired intangible assets during the year ended December 31, 2010.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2012 through December 31, 2016 is approximately $3,000 per annum.

10.	Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program at December 31, 2011 and 2010:

	December 31,
	2011	2010
Commercial paper outstanding	$97,536	$91,681
Maturity range (days)	4 - 75	3 - 74
Interest rate range	0.2% - 0.4%	0.3% - 0.4%

11.	Stockholder’s Equity and Dividend Restrictions

At December 31, 2011 and 2010, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2011 and 2010.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011(1)	2010(2)	2009(3)

Net income	$146,902	$405,343	$282,033
Capital and surplus	1,069,452	1,159,657	1,360,896

(1)	As filed with the Colorado Division of Insurance

(2)

As filed with the Colorado Division of Insurance. The Company subsequently filed an amended filing with the Colorado Division of Insurance whereby net income and capital and surplus were $398,555 and $1,152,654, respectively.

(3)	As filed in an amended filing with the Colorado Division of Insurance

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2011, 2010 and 2009, the Company paid dividends in the amounts of $206,353, $160,917 and $24,682, respectively, to its parent company, GWL&A Financial.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2011 were $1,069,452 and $176,892, respectively. Based on the as filed amounts, gGWLA may pay up to $176,892 of dividends during the year ended December 31, 2012 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

12.	Other Comprehensive Income

The following tables present the composition of other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$511,663	$(179,082)	$332,581
Net changes during the year related to cash flow hedges	21,014	(7,355)	13,659
Reclassification adjustment for gains realized in net income	(74,165)	25,958	(48,207)

Net unrealized gains	458,512	(160,479)	298,033
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(96,860)	33,901	(62,959)

Net unrealized gains	361,652	(126,578)	235,074
Employee benefit plan adjustment	(49,566)	17,348	(32,218)

Other comprehensive income	$312,086	$(109,230)	$202,856

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$724,296	$(253,504)	$470,792
Net changes during the year related to cash flow hedges	17,293	(6,053)	11,240
Reclassification adjustment for losses realized in net income	23,198	(8,119)	15,079

Net unrealized gains	764,787	(267,676)	497,111
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(182,357)	63,825	(118,532)

Net unrealized gains	582,430	(203,851)	378,579
Employee benefit plan adjustment	(5,142)	1,800	(3,342)

Other comprehensive income	$577,288	$(202,051)	$375,237

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$1,174,693	$(411,143)	$763,550
Net changes during the year related to cash flow hedges	(57,218)	20,027	(37,191)
Reclassification adjustment for losses realized in net income	71,473	(25,016)	46,457

Net unrealized gains	1,188,948	(416,132)	772,816
Future policy benefits, deferred acquisition costs and value of business acquired adjustments	(250,468)	87,664	(162,804)

Net unrealized gains	938,480	(328,468)	610,012
Employee benefit plan adjustment	43,797	(15,329)	28,468

Other comprehensive income	$982,277	$(343,797)	$638,480

13.	General Insurance Expenses

The following table summarizes the significant components of general insurance expenses for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Compensation	$303,514	$294,923	$273,934
Commissions	156,461	143,680	114,461
Other	75,661	59,783	47,083

Total general insurance expenses	$535,636	$498,386	$435,478

14.	Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans as of the years ended December 31, 2011 and 2010:

`	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Change in projected benefit obligation:
Benefit obligation, January 1	$349,435	$318,278	$10,162	$12,136	$54,855	$44,430	$414,452	$374,844
Service cost	3,935	3,739	622	728	916	672	5,473	5,139
Interest cost	20,286	19,578	585	713	3,136	2,905	24,007	23,196
Actuarial (gain) loss	39,211	18,644	693	(2,843)	3,520	5,973	43,424	21,774
Regular benefits paid	(11,733)	(10,804)	(337)	(572)	(2,719)	(2,646)	(14,789)	(14,022)
Plan amendments	-	-	-	-	1,650	3,521	1,650	3,521

Benefit obligation, December 31	$401,134	$349,435	$11,725	$10,162	$61,358	$54,855	$474,217	$414,452

Accumulated benefit obligation	$393,487	$342,967	$11,725	$10,162	$50,033	$41,837	$455,245	$394,966

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Change in plan assets:
Value of plan assets, January 1	$282,616	$251,078	$-	$-	$-	$-	$282,616	$251,078
Actual return on plan assets	12,353	36,642	-	-	-	-	12,353	36,642
Employer contributions	10,100	5,700	337	572	2,719	2,646	13,156	8,918
Benefits paid	(11,733)	(10,804)	(337)	(572)	(2,719)	(2,646)	(14,789)	(14,022)

Value of plan assets, December 31	$293,336	$282,616	$-	$-	$-	$-	$293,336	$282,616

	2011	2010	2011	2010	2011	2010	2011	2010
Under funded status at December 31	$(107,798)	$(66,819)	$(11,725)	$(10,162)	$(61,358)	$(54,855)	$(180,881)	$(131,836)

The following table presents amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 for the Company’s Defined Benefit Pension, Post-retirement Medical and Supplemental Executive Retirement plans:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Amounts recognized in consolidated balance sheets:
Accumulated other comprehensive income (loss)	$(120,487)	$(76,314)	$15,741	$18,695	$(15,520)	$(13,079)	$(120,266)	$(70,698)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost at December 31, 2011:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(120,321)	$(78,208)	$7,600	$4,940	$(9,587)	$(6,231)	$(122,308)	$(79,499)
Net prior service (cost) credit	(166)	(108)	8,141	5,292	(5,933)	(3,856)	2,042	1,328

	$(120,487)	$(78,316)	$15,741	$10,232	$(15,520)	$(10,087)	$(120,266)	$(78,171)

The following table provides information regarding amounts in accumulated other comprehensive income (loss) that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2012:

	Defined benefit pension plan		Post-retirement medical plan		Supplemental executive retirement plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(9,370)	$(6,091)	$537	$349	$586	$381	$(8,247)	$(5,361)
Prior service cost (credit)	51	33	(1,650)	(1,072)	934	607	(665)	(432)

	$(9,319)	$(6,058)	$(1,113)	$(723)	$1,520	$988	$(8,912)	$(5,793)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan	Supplemental executive retirement plan
2012	$12,569	$650	$3,611
2013	13,281	693	3,759
2014	13,973	733	3,574
2015	14,951	757	4,992
2016	16,524	782	3,447
2017 through 2021	103,331	4,117	29,048

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 includes the following components:

	Defined benefit pension plan
	2011	2010	2009
Components of net periodic cost:
Service cost	$3,935	$3,739	$4,087
Interest cost	20,286	19,578	19,135
Expected return on plan assets	(21,093)	(18,618)	(16,073)
Amortization of transition obligation	(1,388)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	51	82	88
Amortization of loss from earlier periods	5,115	5,091	10,131

Net periodic cost	$6,906	$8,358	$15,854

	Post-retirement medical plan
	2011	2010	2009
Components of net periodic benefit:
Service cost	$622	$728	$680
Interest cost	585	713	709
Amortization of unrecognized prior service benefit	(1,650)	(1,650)	(1,650)
Amortization of gain from earlier periods	(611)	(461)	(440)

Net periodic benefit	$(1,054)	$(670)	$(701)

	Supplemental executive retirement plan
	2011	2010	2009
Components of net periodic (benefit) cost:
Service cost	$916	$673	$716
Interest cost	3,136	2,905	2,856
Amortization of unrecognized prior service cost	2,584	899	675
Amortization of net (gain) loss	145	-	-

Net periodic (benefit) cost	$6,781	$4,477	$4,247

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables present the weighted average interest rate assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2011 and 2010:

	Defined benefit pension plan
	2011	2010
Discount rate	5.23%	5.87%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.14%	3.14%

	Post-retirement medical plan
	2011	2010
Discount rate	4.70%	5.87%
Initial health care cost trend	8.00%	7.50%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2018	2016

	Supplemental executive retirement plan
	2011	2010
Discount rate	4.87%	5.87%
Rate of compensation increase	5.00%	6.00%

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Defined Benefit Pension, Post-Retirement Medical and the Supplemental Executive Retirement plans for the years ended December 31, 2011 and 2010:

	Defined benefit pension plan
	2011	2010
Discount rate	5.87%	6.37%
Expected return on plan assets	7.50%	8.00%
Rate of compensation increase	3.14%	4.94%

	Post-retirement medical plan
	2011	2010
Discount rate	5.87%	6.37%
Initial health care cost trend	7.50%	8.00%
Ultimate health care cost trend	5.25%	5.25%
Year ultimate trend is reached	2016	2016

	Supplemental executive retirement plan
	2011	2010
Discount rate	5.87%	6.37%
Rate of compensation increase	6.00%	6.00%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table presents what a one-percentage-point change in assumed healthcare cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$ 162	$(139)
Increase (decrease) on post-retirement benefit obligation	1,199	(1,048)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2011 and 2010:

	December 31,
	2011	2010
Equity securities	52%	65%
Debt securities	44%	33%
Other	4%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis as of December 31, 2011 and 2010 and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$ -	$ 49,211	$ -	$ 49,211
Midcap index funds	-	48,406	-	48,406
World equity index funds	-	5,336	-	5,336
U.S. equity market funds	-	48,972	-	48,972

Total common collective trust funds	-	151,925	-	151,925

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,676	-	10,676
Obligations of U.S. states and their municpalities	-	22,467	-	22,467
Corporate debt securities	-	86,836	-	86,836
Asset-backed securities	-	7,711	-	7,711
Commercial mortgage-backed securities	-	2,487	-	2,487

Total fixed maturity investments	-	130,177	-	130,177

Preferred stock	-	111	-	111
Limited partnership investments	-	-	7,116	7,116
Money market funds	4,007	-	-	4,007

Total defined benefit plan assets	$ 4,007	$ 282,213	$ 7,116	$ 293,336

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Defined Benefit Plan Assets Measured at Fair Value on a Recurring Basis December 31, 2010
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$-	$54,784	$-	$54,784
Midcap index funds	-	57,007	-	57,007
World equity index funds	-	15,549	-	15,549
U.S. equity market funds	-	55,487	-	55,487

Total common collective trust funds	-	182,827	-	182,827

Fixed maturity investments:
U.S. government direct obligations and agencies	-	10,767	-	10,767
Obligations of U.S. states and their municpalities	-	9,716	-	9,716
Corporate debt securities	-	61,350	-	61,350
Asset-backed securities	-	8,091	-	8,091
Commercial mortgage-backed securities	-	2,174	-	2,174

Total fixed maturity investments	-	92,098	-	92,098

Preferred stock	-	45	-	45
Limited partnership investments	-	-	6,030	6,030
Money market funds	1,616	-	-	1,616

Total defined benefit plan assets	$1,616	$274,970	$6,030	$282,616

The following tables present additional information at December 31, 2011 and 2010 about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Limited partnership interest
Balance, December 31, 2010	$6,030
Actual return on plan assets:
Purchases	(34)
Issuances	1,542
Settlements	(422)

Balance, December 31, 2011	$7,116

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Limited partnership interests
Balance, December 31, 2009	$4,495
Actual return on plan assets:
Purchases	395
Issuances	1,653
Settlements	(513)

Balance, December 31, 2010	$6,030

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2012:

December 31, 2012
Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2012. The Company expects to make payments of approximately $650 with respect to its Post-Retirement Medical Plan and $3,611 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2012. The Company will make a contribution at least equal to the minimum contribution of $22,000 to its Defined Benefit Pension Plan during the year ended December 31, 2012.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $13,330 and $14,139 at December 31, 2011 and 2010, respectively. The participant deferrals earned interest at the average rates of 6.72% and 7.55% during the years ended December 31, 2011 and 2010, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.37% to 7.91% for retired participants.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets are $11,258 and $10,848 at December 31, 2011 and 2010, respectively.

15.	Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Current	$70,201	$34,090	$(21,088)
Deferred	30,002	38,425	62,521

Total income tax provision from continuing operations	$100,203	$72,515	$41,433

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(2.7%)	(2.2%)	(4.9%)
Tax credits	(2.1%)	(2.9%)	(4.9%)
State income taxes, net of federal benefit	0.7%	0.7%	(2.8%)
Provision for policyholders’ share of earnings on participating business	0.3%	0.3%	0.3%
Income tax contingency provisions	2.0%	(3.9%)	0.9%
Other, net	(1.4%)	(0.8%)	1.4%

Effective federal income tax rate from continuing operations	31.8%	26.2%	25.0%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

A reconciliation of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$35,256	$81,390	$60,079
Additions to tax positions in the current year	6,557	6,939	24,843
Reductions to tax positions in the current year	(420)	-	(2,670)
Additions to tax positions in the prior year	4,785	142	-
Reductions to tax positions in the prior year	(9,858)	(47,922)	(862)
Reductions to tax positions from statutes expiring	(4,197)	(5,253)	-
Settlements	-	(40)	-

Balance, end of year	$32,123	$35,256	$81,390

Included in the unrecognized tax benefits of $32,123 at December 31, 2011 was $6,379 of tax benefits that, if recognized, would impact the annual effective tax rate. Also included in the balance at December 31, 2011 is $25,744 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company anticipates additional increases in its unrecognized tax benefits of $2,000 to $3,000 in the next twelve months. The Company expects that this increase in its unrecognized tax benefit will impact the effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $2,629, ($13,403) and $2,430 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2011, 2010 and 2009, respectively. The Company had approximately $4,204 and $1,575 accrued for the payment of interest and penalties at December 31, 2011 and 2010, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2007 and prior. Tax years 2008, 2009 and 2010 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2010, are as follows:

	December 31,
	2011		2010
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$-	$210,457	$-	$200,110
Deferred acquisition costs	-	8,112	26,976	-
Investment assets	-	336,482	-	169,852
Policyholder dividends	18,449	-	18,706	-
Net operating loss carryforward	200,486	-	193,828	-
Pension plan accrued benefit liability	72,387	-	59,178	-
Goodwill	-	25,169	-	24,126
Experience rated refunds	21,623	-	19,335	-
Tax Credits	74,389	-	41,493
Other	-	4,843	-	23,226

Total deferred taxes	$387,334	$585,063	$359,516	$417,314

Amounts presented for investment assets above include ($264,078) and ($145,517) related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2011 and 2010, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2011, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2020	$179,380
2021	112,600
2022	136,701
2023	81,693

Total	$510,374

During 2011 and 2010, the Company generated $34,020 and $36,039 of Guaranteed Federal Low Income Housing tax credit carryforwards respectively. These credits will expire in 2031 and 2030.

Included in due from parent and affiliates at December 31, 2011 and 2010 is $115,300 and $199,884, respectively, of income taxes receivable from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2011 and 2010 is $9,019 and $10,311, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

16.	Segment Information

The Company has three reportable segments: Individual Markets, Retirement Services and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life.

Retirement Services

The Retirement Services reporting and operating segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption reinsurance agreement between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2011:

	Year ended December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$395,923	$1,960	$125,333	$523,216
Fee income	65,487	416,405	4,903	486,795
Net investment income	714,228	399,222	45,036	1,158,486
Net realized gains on investments	20,533	3,311	651	24,495

Total revenues	1,196,171	820,898	175,923	2,192,992

Benefits and expenses:
Policyholder benefits	937,885	222,642	103,435	1,263,962
Operating expenses	102,016	423,895	88,821	614,732

Total benefits and expenses	1,039,901	646,537	192,256	1,878,694

Income (loss) from continuing operations before income taxes	156,270	174,361	(16,333)	314,298
Income tax expense (benefit)	51,667	54,808	(6,272)	100,203

Income (loss) from continuing operations	$104,603	$119,553	$(10,061)	$214,095

	December 31, 2011
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,702,356	$8,752,301	$1,540,575	$23,995,232
Other assets	1,124,844	718,487	126,468	1,969,799
Separate account assets	5,884,676	16,446,714	-	22,331,391

Assets of continuing operations	$20,711,876	$25,917,502	$1,667,043	48,296,422

Assets of discontinued operations				39,621

Total assets				$48,336,043

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2010:

	Year ended December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$676,395	$5,509	$123,718	$805,622
Fee income	56,232	387,103	4,619	447,954
Net investment income	730,439	399,456	44,849	1,174,744
Net realized losses on investments	(1,239)	(23,229)	(27)	(24,495)

Total revenues	1,461,827	768,839	173,159	2,403,825

Benefits and expenses:
Policyholder benefits	1,218,791	221,943	99,673	1,540,407
Operating expenses	132,962	391,491	62,095	586,548

Total benefits and expenses	1,351,753	613,434	161,768	2,126,955

Income from continuing operations before income taxes	110,074	155,405	11,391	276,870
Income tax expense	30,006	37,916	4,593	72,515

Income from continuing operations	$80,068	$117,489	$6,798	$204,355

	December 31, 2010
	Individual Markets	Retirement Services	Other	Total
Assets:
Investments	$13,159,008	$8,277,926	$1,631,662	$23,068,596
Other assets	1,167,474	695,401	144,762	2,007,637
Separate account assets	6,264,046	16,224,992	-	22,489,038

Assets from continuing operations	$20,590,528	$25,198,319	$1,776,424	47,565,271

Assets from discontinued operations				62,091

Total assets				$47,627,362

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes segment financial information for the year ended December 31, 2009:

	Year ended December 31, 2009
	Individual Markets	Retirement Services	Other	Total
Revenue:
Premium income	$428,142	$2,949	$129,161	$560,252
Fee income	49,845	331,242	5,114	386,201
Net investment income	718,040	383,446	47,598	1,149,084
Net realized losses on investments	(38,382)	(23,239)	(5,919)	(67,540)

Total revenues	1,157,645	694,398	175,954	2,027,997

Benefits and expenses:
Policyholder benefits	982,465	231,648	112,691	1,326,804
Operating expenses	101,662	362,775	70,823	535,260

Total benefits and expenses	1,084,127	594,423	183,514	1,862,064

Income (loss) from continuing operations before income taxes	73,518	99,975	(7,560)	165,933
Income tax expense	17,104	24,417	(88)	41,433

Income (loss) from continuing operations	$56,414	$75,558	$(7,472)	$124,500

17.	Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

During the year ended December 31, 2011, Lifeco granted 550,700 stock options to employees of the Company. These stock options vest over five-year periods ending in September 2016. Compensation expense of $2,472 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

At December 31, 2011, the Company had $2,710, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2016. The weighted-average period over which these costs will be recognized in earnings is 1.8 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2011. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)
Outstanding, January 1, 2011	3,542,642	$24.30
Granted	550,700	26.44
Exercised	(740,582)	18.42
Cancelled/Expired	(456,200)	33.29

Outstanding, December 31, 2011	2,896,560		5.7	$495

Vested and expected to vest, December 31, 2011	2,809,546	$28.05	5.2	$403

Exercisable, December 31, 2011	1,478,607	$28.01	3.8	$403

(¹) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2011 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2011:

December 31, 2011
Weighted average fair value of options granted	$4.49
Intrinsic value of options exercised (1)	1,197
Fair value of options vested	1,541

(¹) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the year ended December 31, 2011 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Dividend yield	4.59%
Expected volatility	25.22%
Risk free interest rate	2.62%
Expected duration (years)	5.5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

18.	Commitments and Contingencies

Commitments

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations as of December 31, 2011:

	Payment due by period

	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	-	-	-	528,400	528,400
Related party long-term debt - interest (2)	37,177	74,355	74,355	940,714	1,126,601
Investment purchase obligations (3)	97,694	-	-	-	97,694
Operating leases (4)	4,894	6,913	2,492	1,043	15,342
Other liabilities (5)	64,119	10,179	10,208	55,165	139,671

Total	$203,884	$91,447	$87,055	$1,525,322	$1,907,708

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2011 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company commits to fund limited partnership interests, mortgage loan and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $5,645, $6,047 and $6,767 for the years ended December 31, 2011, 2010 and 2009, respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments to the Company’s defined benefit pension and post-retirement medical plans through 2021.
•	Miscellaneous purchase obligations to acquire goods and services.
•	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2013. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, as defined, of $1,000,000 plus 50% of its net income, if positive and as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2010. The Company was in compliance with all covenants at December 31, 2011 or 2010.

The Company makes commitments to fund partnership interests and mortgage loans on real estate and other investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2011 and 2010 were $97,694 and $95,688, respectively, all of which is due within one year from the dates indicated.

Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolutions of these proceedings are not expected to have a material effect on the Company’s consolidated financial position, results of its operations or cash flows.

19.	Subsequent Event

On February 3, 2012, the Company’s Board of Directors declared a dividend of $51,600 to be paid to its sole shareholder, GWL&A Financial, during the first quarter of 2012.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Schedule III

Supplemental Insurance Information

(In Thousands)

	As of and for the year ended December 31, 2011
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$118,698	$182,699	$-	$301,397
Future policy benefits, losses, claims and expenses	12,812,079	8,620,044	356,296	21,788,419
Unearned premium reserves	39,855	-	-	39,855
Other policy claims and benefits payable	742,457	445	26,184	769,086
Premium income	395,923	1,960	125,333	523,216
Net investment income	714,228	399,222	45,036	1,158,486
Benefits, claims, losses and settlement expenses	937,885	222,643	103,434	1,263,962
Amortization of deferred acquisition costs	11,354	26,644	-	37,998
Other operating expenses	90,662	397,251	88,821	576,734

	As of and for the year ended December 31, 2010
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Deferred acquisition costs	$110,247	$150,296	$-	$260,543
Future policy benefits, losses, claims and expenses	12,140,361	7,888,725	351,955	20,381,041
Unearned premium reserves	39,834	-	-	39,834
Other policy claims and benefits payable	714,099	387	24,924	739,410
Premium income	676,395	5,509	123,718	805,622
Net investment income	730,439	399,456	44,849	1,174,744
Benefits, claims, losses and settlement expenses	1,218,791	221,943	99,673	1,540,407
Amortization of deferred acquisition costs	22,743	26,160	-	48,903
Other operating expenses	110,219	365,331	62,095	537,645

	For the year ended December 31, 2009
Operations:	Individual Markets Segment	Retirement Services Segment	Other Segment	Total
Premium income	428,142	2,949	129,161	560,252
Net investment income	718,040	383,446	47,598	1,149,084
Benefits, claims, losses and settlement expenses	982,465	231,648	112,691	1,326,804
Amortization of deferred acquisition costs	16,221	44,892	-	61,113
Other operating expenses	85,441	317,883	70,823	474,147

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2011 and 2010

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2011, and the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 13, 2012

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Alger Balanced Portfolio

Alger LargeCap Growth Portfolio

Alger Mid Cap Growth Portfolio

AllianceBernstein VPS Growth & Income Portfolio

AllianceBernstein VPS Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

AllianceBernstein VPS International Value Portfolio

AllianceBernstein VPS Real Estate Investment Portfolio

AllianceBernstein VPS Small/MidCap Value Portfolio

American Century VP Balanced Fund

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Mid Cap Value Fund

American Century VP Value Fund

Columbia Variable Portfolio - Marsico 21st Century Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - Small Cap Value Fund

Delaware VIP Small Cap Value Series

Delaware VIP Smid Cap Growth Series

Dreyfus IP MidCap Stock Portfolio

Dreyfus VIF Appreciation Portfolio

Dreyfus VIF Growth & Income Portfolio

Dreyfus VIF Opportunistic Small Cap Portfolio

DWS Blue Chip VIP Portfolio

DWS Capital Growth VIP Portfolio

DWS Dreman Small Mid Cap Value VIP Portfolio

DWS Growth & Income VIP Portfolio

DWS HealthCare VIP Portfolio

DWS Large Cap Value VIP Portfolio

DWS Small Cap Index VIP Portfolio

DWS Small Mid Cap Growth VIP Portfolio

DWS Strategic Value VIP Portfolio

Federated Capital Appreciation Fund II

Federated Fund for U.S. Government Securities II

Federated International Equity Fund II

Federated Managed Volatility Fund II

Franklin Small Cap Value Securities Fund

Franklin Templeton Foreign Securities Portfolio

Invesco V.I. Core Equity Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco Van Kampen VI Comstock Portfolio

Invesco Van Kampen VI Growth & Income Portfolio

Janus Aspen Balanced Portfolio Institutional Shares

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Flexible Bond Portfolio Institutional Shares

Janus Aspen Flexible Bond Portfolio Service Shares

Janus Aspen Growth & Income Portfolio Institutional Shares

Janus Aspen Growth & Income Portfolio Service Shares

Janus Aspen Janus Portfolio

Janus Aspen Overseas Portfolio Institutional Shares

Janus Aspen Overseas Portfolio Service Shares

Janus Aspen Worldwide Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

LVIP Baron Growth Opportunities Fund

MFS International Value Fund

MFS Utilities Fund

Neuberger Berman AMT Regency Portfolio

NVIT Mid Cap Index Fund

Oppenheimer Global Securities Fund/VA

Oppenheimer International Growth Fund/VA

PIMCO VIT High Yield Portfolio

PIMCO VIT Low Duration Portfolio

PIMCO VIT Total Return Portfolio Administrative Class

Pioneer Emerging Markets VCT Portfolio

Pioneer Fund VCT Portfolio

Pioneer Growth Opportunities VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Prudential Series Fund Equity Portfolio

Prudential Series Fund Natural Resources Portfolio

Putnam VT American Government Income IB Portfolio

Putnam VT Equity Income IB Portfolio

Putnam VT Global Healthcare IB Portfolio

Royce Small-Cap Portfolio

Schwab MarketTrack Growth Portfolio II

Schwab Money Market Portfolio

Schwab S&P 500 Index Portfolio

Seligman Communications & Information Portfolio

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Small Company Fund

Third Avenue Value Portfolio

Touchstone Mid Cap Growth Fund

Universal Institutional Fund U.S. Real Estate Portfolio

Van Eck VIP Global Bond Fund

Van Eck VIP Global Hard Assets Fund Class S

Wells Fargo Advantage VT Discovery Fund

Wells Fargo Advantage VT Opportunity Fund

Wells Fargo Advantage VT Small Cap Value Fund

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,014,704	$18,177,900	$5,259,888	$5,680,285	$1,741,130	$15,101,631
Investment income due and accrued
Receivable for investments sold		62,222		13,065		12,158
Purchase payments receivable		10	15
Due from Great West Life & Annuity Insurance Company	3,565	33,887	18,401	104,844		8,232

Total assets	1,018,269	18,274,019	5,278,304	5,798,194	1,741,130	15,122,021

LIABILITIES:
Payable for investments purchased			15
Redemptions payable		62,232		13,065		12,158
Due to Great West Life & Annuity Insurance Company	57	1,186	332	336	108	902

Total liabilities	57	63,418	347	13,401	108	13,060

NET ASSETS	$1,018,212	$18,210,601	$5,277,957	$5,784,793	$1,741,022	$15,108,961

NET ASSETS REPRESENTED BY:
Accumulation units	$986,720	$18,093,542	$5,239,544	$5,512,412	$1,741,022	$15,073,792
Contracts in payout phase	31,492	117,059	38,413	272,381		35,169

NET ASSETS	$1,018,212	$18,210,601	$5,277,957	$5,784,793	$1,741,022	$15,108,961

ACCUMULATION UNITS OUTSTANDING	80,104	1,212,154	369,119	479,345	168,472	1,268,372

UNIT VALUE (ACCUMULATION)	$12.32	$14.93	$14.19	$11.50	$10.33	$11.88

(1) Cost of investments:	$1,174,144	$17,203,167	$4,765,596	$5,911,424	$1,606,851	$16,759,637
Shares of investments:	89,797	421,565	451,105	314,697	85,350	1,001,434

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$5,151,364	$14,261,442	$4,038,518	$8,183,991	$3,271,997	$4,787,040
Investment income due and accrued
Receivable for investments sold		1,264	13,176			35
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	107,338	134,291	652	824		29,447

Total assets	5,258,702	14,396,997	4,052,346	8,184,815	3,271,997	4,816,522

LIABILITIES:
Payable for investments purchased
Redemptions payable		1,264	13,176			35
Due to Great West Life & Annuity Insurance Company	307	825	252	495	3,915	305

Total liabilities	307	2,089	13,428	495	3,915	340

NET ASSETS	$5,258,395	$14,394,908	$4,038,918	$8,184,320	$3,268,082	$4,816,182

NET ASSETS REPRESENTED BY:
Accumulation units	$5,126,033	$13,811,022	$4,034,513	$8,182,070	$3,251,535	$4,720,892
Contracts in payout phase	132,362	583,886	4,405	2,250	16,547	95,290

NET ASSETS	$5,258,395	$14,394,908	$4,038,918	$8,184,320	$3,268,082	$4,816,182

ACCUMULATION UNITS OUTSTANDING	835,769	494,804	367,493	561,433	272,818	337,803

UNIT VALUE (ACCUMULATION)	$6.13	$27.91	$10.98	$14.57	$11.92	$13.98

(1) Cost of investments:	$6,058,930	$12,484,265	$4,199,538	$7,419,766	$3,031,310	$5,573,155
Shares of investments:	447,945	1,231,558	261,224	1,257,142	532,898	644,285

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

ASSETS:
Investments at fair value (1)	$2,489,147	$16,985,099	$1,392,211	$4,144,202	$996,221	$17,619,025
Investment income due and accrued
Receivable for investments sold		6,172				19,281
Purchase payments receivable	13,038					1,595
Due from Great West Life & Annuity Insurance Company		29,244				14,869

Total assets	2,502,185	17,020,515	1,392,211	4,144,202	996,221	17,654,770

LIABILITIES:
Payable for investments purchased	9,014
Redemptions payable	4,024	6,172				20,876
Due to Great West Life & Annuity Insurance Company	146	1,037	82	255	57	1,070

Total liabilities	13,184	7,209	82	255	57	21,946

NET ASSETS	$2,489,001	$17,013,306	$1,392,129	$4,143,947	$996,164	$17,632,824

NET ASSETS REPRESENTED BY:
Accumulation units	$2,489,001	$16,927,182	$1,392,129	$4,143,947	$996,164	$17,533,077
Contracts in payout phase		86,124				99,747

NET ASSETS	$2,489,001	$17,013,306	$1,392,129	$4,143,947	$996,164	$17,632,824

ACCUMULATION UNITS OUTSTANDING	163,273	1,145,705	103,039	447,286	67,290	796,128

UNIT VALUE (ACCUMULATION)	$15.24	$14.77	$13.51	$9.26	$14.80	$22.02

(1) Cost of investments:	$2,405,643	$16,093,587	$1,485,046	$4,401,074	$1,057,398	$15,537,777
Shares of investments:	184,381	2,928,465	132,339	217,315	68,516	561,294

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,223,395	$1,196,047	$12,021,516	$2,315,681	$504,443	$8,756,082
Investment income due and accrued				8,932
Receivable for investments sold				4,079		4,186
Purchase payments receivable	2,471		19,300
Due from Great West Life & Annuity Insurance Company	343		26,688

Total assets	5,226,209	1,196,047	12,067,504	2,328,692	504,443	8,760,268

LIABILITIES:
Payable for investments purchased	1,045		17,135
Redemptions payable	1,426		2,164	4,079		4,186
Due to Great West Life & Annuity Insurance Company	330	5,392	762	3,573	29	8,743

Total liabilities	2,801	5,392	20,061	7,652	29	12,929

NET ASSETS	$5,223,408	$1,190,655	$12,047,443	$2,321,040	$504,414	$8,747,339

NET ASSETS REPRESENTED BY:
Accumulation units	$5,203,722	$1,173,194	$11,889,413	$2,309,926	$504,414	$8,717,350
Contracts in payout phase	19,686	17,461	158,030	11,114		29,989

NET ASSETS	$5,223,408	$1,190,655	$12,047,443	$2,321,040	$504,414	$8,747,339

ACCUMULATION UNITS OUTSTANDING	331,665	75,765	902,955	223,002	52,459	753,265

UNIT VALUE (ACCUMULATION)	$15.69	$15.48	$13.17	$10.36	$9.62	$11.57

(1) Cost of investments:	$5,516,034	$833,467	$10,828,275	$2,377,227	$563,508	$8,465,612
Shares of investments:	225,243	90,885	316,356	122,135	19,210	834,708

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS SMALL MID CAP GROWTH VIP PORTFOLIO

ASSETS:
Investments at fair value (1)	$10,108,495	$5,525,393	$383,355	$9,187,371	$11,942,537	$406,450
Investment income due and accrued
Receivable for investments sold	980	106		671
Purchase payments receivable	15	10			15
Due from Great West Life & Annuity Insurance Company	27,936	2,997	4,508		36,861

Total assets	10,137,426	5,528,506	387,863	9,188,042	11,979,413	406,450

LIABILITIES:
Payable for investments purchased					15
Redemptions payable	995	116		671
Due to Great West Life & Annuity Insurance Company	613	327	27	551	755	563

Total liabilities	1,608	443	27	1,222	770	563

NET ASSETS	$10,135,818	$5,528,063	$387,836	$9,186,820	$11,978,643	$405,887

NET ASSETS REPRESENTED BY:
Accumulation units	$10,051,857	$5,499,676	$382,880	$9,186,820	$11,904,810	$401,179
Contracts in payout phase	83,961	28,387	4,956		73,833	4,708

NET ASSETS	$10,135,818	$5,528,063	$387,836	$9,186,820	$11,978,643	$405,887

ACCUMULATION UNITS OUTSTANDING	951,681	522,602	42,061	795,007	725,037	42,231

UNIT VALUE (ACCUMULATION)	$10.56	$10.52	$9.10	$11.56	$16.42	$9.50

(1) Cost of investments:	$10,118,051	$4,949,805	$318,856	$9,285,868	$11,075,980	$422,309
Shares of investments:	544,052	486,390	51,388	794,755	1,014,659	30,699

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND

ASSETS:
Investments at fair value (1)	$2,616,570	$47,626,357	$638,694	$3,113,502	$2,735,376	$4,545,324
Investment income due and accrued
Receivable for investments sold				3,952	103
Purchase payments receivable		10,133
Due from Great West Life & Annuity Insurance Company		23,538			4,488

Total assets	2,616,570	47,660,028	638,694	3,117,454	2,739,967	4,545,324

LIABILITIES:
Payable for investments purchased		10,133
Redemptions payable				3,952	103
Due to Great West Life & Annuity Insurance Company	184	3,037	45	199	163	318

Total liabilities	184	13,170	45	4,151	266	318

NET ASSETS	$2,616,386	$47,646,858	$638,649	$3,113,303	$2,739,701	$4,545,006

NET ASSETS REPRESENTED BY:
Accumulation units	$2,594,670	$47,209,953	$638,649	$3,113,303	$2,725,593	$4,545,006
Contracts in payout phase	21,716	436,905			14,108

NET ASSETS	$2,616,386	$47,646,858	$638,649	$3,113,303	$2,739,701	$4,545,006

ACCUMULATION UNITS OUTSTANDING	172,376	2,882,067	41,025	304,109	284,154	231,347

UNIT VALUE (ACCUMULATION)	$15.05	$16.38	$15.57	$10.24	$9.59	$19.65

(1) Cost of investments:	$3,447,997	$45,922,549	$594,723	$2,916,545	$3,101,277	$3,969,907
Shares of investments:	434,646	4,084,593	69,273	200,483	217,785	170,109

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN VI COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$3,022,891	$8,944,946	$1,586,880	$1,209,257	$1,796,709	$2,379,827
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	6,243	236

Total assets	3,029,134	8,945,182	1,586,880	1,209,257	1,796,709	2,379,827

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	208	535	1,761	73	679	145

Total liabilities	208	535	1,761	73	679	145

NET ASSETS	$3,028,926	$8,944,647	$1,585,119	$1,209,184	$1,796,030	$2,379,682

NET ASSETS REPRESENTED BY:
Accumulation units	$3,008,790	$8,931,075	$1,583,155	$1,209,184	$1,790,171	$2,379,682
Contracts in payout phase	20,136	13,572	1,964		5,859

NET ASSETS	$3,028,926	$8,944,647	$1,585,119	$1,209,184	$1,796,030	$2,379,682

ACCUMULATION UNITS OUTSTANDING	167,359	856,653	120,308	78,818	581,884	218,132

UNIT VALUE (ACCUMULATION)	$17.98	$10.43	$13.16	$15.34	$3.08	$10.91

(1) Cost of investments:	$3,102,435	$9,191,392	$1,624,595	$1,276,443	$1,647,249	$2,240,266
Shares of investments:	599,780	339,209	137,273	73,690	118,516	210,232

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,343,951	$8,646,863	$32,894,425	$22,570,570	$37,168,435	$6,751,911
Investment income due and accrued
Receivable for investments sold	51,277		10,470	2,219	38,417
Purchase payments receivable	15				370
Due from Great West Life & Annuity Insurance Company	4,164	917		152,340	22,731	16,860

Total assets	9,399,407	8,647,780	32,904,895	22,725,129	37,229,953	6,768,771

LIABILITIES:
Payable for investments purchased
Redemptions payable	51,292		10,470	2,219	38,787
Due to Great West Life & Annuity Insurance Company	559	524	36,732	1,434	2,219	471

Total liabilities	51,851	524	47,202	3,653	41,006	471

NET ASSETS	$9,347,556	$8,647,256	$32,857,693	$22,721,476	$37,188,947	$6,768,300

NET ASSETS REPRESENTED BY:
Accumulation units	$9,335,778	$8,594,642	$32,644,316	$22,152,550	$37,054,736	$6,737,970
Contracts in payout phase	11,778	52,614	213,377	568,926	134,211	30,330

NET ASSETS	$9,347,556	$8,647,256	$32,857,693	$22,721,476	$37,188,947	$6,768,300

ACCUMULATION UNITS OUTSTANDING	794,201	516,200	2,789,570	1,170,889	2,673,960	401,349

UNIT VALUE (ACCUMULATION)	$11.75	$16.65	$11.70	$18.92	$13.86	$16.79

(1) Cost of investments:	$8,340,932	$8,942,206	$33,173,821	$21,213,817	$37,358,785	$7,071,354
Shares of investments:	525,827	324,704	1,185,812	1,837,994	2,822,205	295,618

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND

ASSETS:
Investments at fair value (1)	$7,389,942	$3,036,496	$6,715,310	$712,921	$10,920,067	$16,991,309
Investment income due and accrued
Receivable for investments sold			22,000		14,001
Purchase payments receivable		15			10	15
Due from Great West Life & Annuity Insurance Company	9,032		22,359	3,076		402

Total assets	7,398,974	3,036,511	6,759,669	715,997	10,934,078	16,991,726

LIABILITIES:
Payable for investments purchased		15				15
Redemptions payable			22,000		14,011
Due to Great West Life & Annuity Insurance Company	523	270	465	41	664	1,095

Total liabilities	523	285	22,465	41	14,675	1,110

NET ASSETS	$7,398,451	$3,036,226	$6,737,204	$715,956	$10,919,403	$16,990,616

NET ASSETS REPRESENTED BY:
Accumulation units	$7,377,142	$3,035,205	$6,674,007	$705,741	$10,919,403	$16,911,058
Contracts in payout phase	21,309	1,021	63,197	10,215		79,558

NET ASSETS	$7,398,451	$3,036,226	$6,737,204	$715,956	$10,919,403	$16,990,616

ACCUMULATION UNITS OUTSTANDING	341,073	364,676	449,486	49,123	751,738	840,047

UNIT VALUE (ACCUMULATION)	$21.63	$8.32	$14.85	$14.37	$14.53	$20.13

(1) Cost of investments:	$9,662,899	$4,118,996	$6,124,428	$833,650	$12,830,717	$14,961,528
Shares of investments:	193,505	81,146	259,981	50,135	583,649	539,612

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ASSETS:
Investments at fair value (1)	$8,577,236	$4,855,328	$212,659	$8,980,360	$23,289,423	$8,460,899
Investment income due and accrued
Receivable for investments sold	20,571			4,060	35,808	4,022
Purchase payments receivable	160
Due from Great West Life & Annuity Insurance Company		508		27,962	34,790

Total assets	8,597,967	4,855,836	212,659	9,012,382	23,360,021	8,464,921

LIABILITIES:
Payable for investments purchased
Redemptions payable	20,731			4,060	35,808	4,022
Due to Great West Life & Annuity Insurance Company	512	294	13	547	1,434	474

Total liabilities	21,243	294	13	4,607	37,242	4,496

NET ASSETS	$8,576,724	$4,855,542	$212,646	$9,007,775	$23,322,779	$8,460,425

NET ASSETS REPRESENTED BY:
Accumulation units	$8,576,724	$4,851,129	$212,646	$8,943,005	$23,128,252	$8,460,425
Contracts in payout phase		4,413		64,770	194,527

NET ASSETS	$8,576,724	$4,855,542	$212,646	$9,007,775	$23,322,779	$8,460,425

ACCUMULATION UNITS OUTSTANDING	621,038	488,761	22,587	492,592	1,418,580	596,244

UNIT VALUE (ACCUMULATION)	$13.81	$9.93	$9.41	$18.15	$16.30	$14.19

(1) Cost of investments:	$8,514,104	$4,708,343	$118,004	$8,068,666	$24,036,753	$8,125,516
Shares of investments:	572,197	188,703	13,800	514,045	848,122	4,919,127

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$30,757,683	$74,112,480	$137,546,337	$993,575	$3,743,999	$4,246,420
Investment income due and accrued	177,802	116,416	341,376
Receivable for investments sold		4,022	35,019			5,435
Purchase payments receivable	35,546		36,994
Due from Great West Life & Annuity Insurance Company	3,145	76,838				8,085

Total assets	30,974,176	74,309,756	137,959,726	993,575	3,743,999	4,259,940

LIABILITIES:
Payable for investments purchased	31,280
Redemptions payable	4,266	4,022	72,013			5,435
Due to Great West Life & Annuity Insurance Company	1,879	4,491	17,974	57	238	286

Total liabilities	37,425	8,513	89,987	57	238	5,721

NET ASSETS	$30,936,751	$74,301,243	$137,869,739	$993,518	$3,743,761	$4,254,219

NET ASSETS REPRESENTED BY:
Accumulation units	$30,811,019	$73,627,018	$137,182,608	$993,518	$3,743,761	$4,245,331
Contracts in payout phase	125,732	674,225	687,131			8,888

NET ASSETS	$30,936,751	$74,301,243	$137,869,739	$993,518	$3,743,761	$4,254,219

ACCUMULATION UNITS OUTSTANDING	1,673,513	5,701,769	9,416,882	149,179	307,938	314,950

UNIT VALUE (ACCUMULATION)	$18.41	$12.91	$14.57	$6.66	$12.16	$13.48

(1) Cost of investments:	$31,350,762	$73,583,328	$135,926,288	$1,109,597	$3,708,611	$3,707,994
Shares of investments:	4,117,494	7,139,931	12,481,519	41,905	187,575	188,814

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO	PUTNAM VT EQUITY INCOME IB PORTFOLIO	PUTNAM VT GLOBAL HEALTHCARE IB PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,776,100	$1,702,476	$2,545,278	$3,570,760	$2,053,914	$1,004,858
Investment income due and accrued
Receivable for investments sold		532
Purchase payments receivable	10
Due from Great West Life & Annuity Insurance Company	4,682					331

Total assets	1,780,792	1,703,008	2,545,278	3,570,760	2,053,914	1,005,189

LIABILITIES:
Payable for investments purchased	10
Redemptions payable		532
Due to Great West Life & Annuity Insurance Company	106	476	141	227	123	66

Total liabilities	116	1,008	141	227	123	66

NET ASSETS	$1,780,676	$1,702,000	$2,545,137	$3,570,533	$2,053,791	$1,005,123

NET ASSETS REPRESENTED BY:
Accumulation units	$1,765,957	$1,695,120	$2,545,137	$3,570,533	$2,053,791	$1,002,250
Contracts in payout phase	14,719	6,880				2,873

NET ASSETS	$1,780,676	$1,702,000	$2,545,137	$3,570,533	$2,053,791	$1,005,123

ACCUMULATION UNITS OUTSTANDING	177,450	128,755	174,382	329,043	191,244	116,878

UNIT VALUE (ACCUMULATION)	$9.95	$13.17	$14.60	$10.85	$10.74	$8.58

(1) Cost of investments:	$1,662,698	$1,672,641	$3,120,700	$3,581,266	$2,107,415	$1,101,316
Shares of investments:	112,768	70,966	67,175	300,822	152,481	85,959

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

ASSETS:
Investments at fair value (1)	$5,732,915	$27,218,828	$120,860,510	$115,901,270	$2,308,250	$3,954,335
Investment income due and accrued			1,563
Receivable for investments sold	116	20,828	306,748
Purchase payments receivable		125	97,235	125,436
Due from Great West Life & Annuity Insurance Company		43,726	59,537	115,210

Total assets	5,733,031	27,283,507	121,325,593	116,141,916	2,308,250	3,954,335

LIABILITIES:
Payable for investments purchased				124,964
Redemptions payable	116	20,953	403,983	472
Due to Great West Life & Annuity Insurance Company	349	1,673	7,570	7,233	127	235

Total liabilities	465	22,626	411,553	132,669	127	235

NET ASSETS	$5,732,566	$27,260,881	$120,914,040	$116,009,247	$2,308,123	$3,954,100

NET ASSETS REPRESENTED BY:
Accumulation units	$5,732,566	$27,013,841	$120,013,124	$115,161,750	$2,308,123	$3,954,100
Contracts in payout phase		247,040	900,916	847,497

NET ASSETS	$5,732,566	$27,260,881	$120,914,040	$116,009,247	$2,308,123	$3,954,100

ACCUMULATION UNITS OUTSTANDING	382,695	1,819,991	10,125,080	8,129,905	192,346	268,577

UNIT VALUE (ACCUMULATION)	$14.98	$14.84	$11.85	$14.17	$12.00	$14.72

(1) Cost of investments:	$5,575,163	$27,914,751	$120,860,510	$109,506,863	$2,347,672	$3,778,507
Shares of investments:	574,440	1,877,160	120,860,510	6,333,403	229,448	289,060

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at fair value (1)	$1,544,194	$4,563,890	$1,750,657	$8,269,482	$11,099,974	$4,655,619
Investment income due and accrued
Receivable for investments sold			3,769		1,020	2,451
Purchase payments receivable	7,244
Due from Great West Life & Annuity Insurance Company			4,427	507	1,334

Total assets	1,551,438	4,563,890	1,758,853	8,269,989	11,102,328	4,658,070

LIABILITIES:
Payable for investments purchased	7,244
Redemptions payable			3,769		1,020	2,451
Due to Great West Life & Annuity Insurance Company	86	265	104	577	680	270

Total liabilities	7,330	265	3,873	577	1,700	2,721

NET ASSETS	$1,544,108	$4,563,625	$1,754,980	$8,269,412	$11,100,628	$4,655,349

NET ASSETS REPRESENTED BY:
Accumulation units	$1,544,108	$4,563,625	$1,741,065	$8,237,092	$11,073,907	$4,655,349
Contracts in payout phase			13,915	32,320	26,721

NET ASSETS	$1,544,108	$4,563,625	$1,754,980	$8,269,412	$11,100,628	$4,655,349

ACCUMULATION UNITS OUTSTANDING	97,245	654,652	124,612	267,406	898,399	326,063

UNIT VALUE (ACCUMULATION)	$15.88	$6.97	$13.97	$30.80	$12.33	$14.28

(1) Cost of investments:	$1,601,076	$5,009,739	$1,921,064	$6,730,384	$11,025,897	$5,646,790
Shares of investments:	105,478	399,640	147,860	609,394	947,906	154,672

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$4,579,344	$5,164,763	$2,346,278
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	5,430	115,646

Total assets	4,584,774	5,280,409	2,346,278

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	266	313	679

Total liabilities	266	313	679

NET ASSETS	$4,584,508	$5,280,096	$2,345,599

NET ASSETS REPRESENTED BY:
Accumulation units	$4,543,835	$5,046,368	$2,305,931
Contracts in payout phase	40,673	233,728	39,668

NET ASSETS	$4,584,508	$5,280,096	$2,345,599

ACCUMULATION UNITS OUTSTANDING	346,264	381,444	163,919

UNIT VALUE (ACCUMULATION)	$13.12	$13.23	14.07

(1) Cost of investments:	$4,021,026	$4,482,194	$2,941,274
Shares of investments:	214,288	297,167	282,005

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$31,382	$201,538	$26,139	$85,180	$		$628,832

EXPENSES:
Mortality and expense risk	7,636	156,599	56,215	45,402		14,822	146,090

NET INVESTMENT INCOME (LOSS)	23,746	44,939	(30,076)	39,778		(14,822)	482,742

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(27,181)	580,957	7,755	(620,557)		(80,434)	(3,020,338)
Realized gain distributions

Net realized gain (loss)	(27,181)	580,957	7,755	(620,557)		(80,434)	(3,020,338)

Change in net unrealized appreciation (depreciation) on investments	(4,676)	(855,557)	(644,258)	924,737		121,340	(963,513)

Net realized and unrealized gain (loss) on investments	(31,857)	(274,600)	(636,503)	304,180		40,906	(3,983,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,111)	$(229,661)	$(666,579)	$343,958		$26,084	$(3,501,109)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$266,981	$215,471	$25,211	$131,828	$54,700	$88,348

EXPENSES:
Mortality and expense risk	53,734	101,807	36,563	50,271	25,081	47,372

NET INVESTMENT INCOME (LOSS)	213,247	113,664	(11,352)	81,557	29,619	40,976

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,726,567)	(343,960)	319,358	(94,978)	(322,681)	27,839
Realized gain distributions		1,625,402

Net realized gain (loss)	(1,726,567)	1,281,442	319,358	(94,978)	(322,681)	27,839

Change in net unrealized appreciation (depreciation) on investments	84,215	(300,876)	(749,039)	335,103	383,735	(813,425)

Net realized and unrealized gain (loss) on investments	(1,642,352)	980,566	(429,681)	240,125	61,054	(785,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,429,105)	$1,094,230	$(441,033)	$321,682	$90,673	$(744,610)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	AMERICAN CENTURY VP MID CAP VALUE FUND	AMERICAN CENTURY VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES

INVESTMENT INCOME:
Dividends	$26,145	$359,848	$		$		$9,596	$98,314

EXPENSES:
Mortality and expense risk	14,895	132,063		13,074		29,332	7,674	139,018

NET INVESTMENT INCOME (LOSS)	11,250	227,785		(13,074)		(29,332)	1,922	(40,704)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	63,208	(1,363,148)		11,308		(119,417)	13,397	139,857
Realized gain distributions	49,899						117,019

Net realized gain (loss)	113,107	(1,363,148)		11,308		(119,417)	130,416	139,857

Change in net unrealized appreciation (depreciation) on investments	(138,249)	1,105,100		(278,455)		(256,872)	(226,965)	(510,371)

Net realized and unrealized loss on investments	(25,142)	(258,048)		(267,147)		(376,289)	(96,549)	(370,514)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,892)	$(30,263)		$(280,221)		$(405,621)	$(94,627)	$(411,218)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$63,324	$7,555	$172,078	$31,353	$2,558	$89,418

EXPENSES:
Mortality and expense risk	45,062	10,643	83,890	19,037	4,273	62,748

NET INVESTMENT INCOME (LOSS)	18,262	(3,088)	88,188	12,316	(1,715)	26,670

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	848,837	(12,006)	436,527	(62,672)	(22,397)	(148,399)
Realized gain distributions	181,237

Net realized gain (loss)	1,030,074	(12,006)	436,527	(62,672)	(22,397)	(148,399)

Change in net unrealized appreciation (depreciation) on investments	(935,081)	16,620	314,071	(43,831)	(79,854)	(68,259)

Net realized and unrealized gain (loss) on investments	94,993	4,614	750,598	(106,503)	(102,251)	(216,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,255	$1,526	$838,786	$(94,187)	$(103,966)	$(189,988)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTHCARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO

INVESTMENT INCOME:
Dividends	$67,934	$73,843	$5,309	$19,864	$167,209	$122,883

EXPENSES:
Mortality and expense risk	77,576	49,798	3,515	8,487	69,475	102,238

NET INVESTMENT INCOME (LOSS)	(9,642)	24,045	1,794	11,377	97,734	20,645

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	549,044	621,198	(4,088)	(434,250)	751,621	118,815
Realized gain distributions				1,197,166

Net realized gain (loss)	549,044	621,198	(4,088)	762,916	751,621	118,815

Change in net unrealized appreciation (depreciation) on investments	(1,408,822)	(1,144,450)	(861)	(344,924)	(1,200,189)	(862,217)

Net realized and unrealized gain (loss) on investments	(859,778)	(523,252)	(4,949)	417,992	(448,568)	(743,402)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(869,420)	$(499,207)	$(3,155)	$429,369	$(350,834)	$(722,757)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	DWS SMALL MID CAP GROWTH VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND

INVESTMENT INCOME:
Dividends	$3,297	$43,115	$21,072	$1,995,271	$26,326	$23,373

EXPENSES:
Mortality and expense risk	4,060	6,776	24,487	369,188	5,641	24,584

NET INVESTMENT INCOME (LOSS)	(763)	36,339	(3,415)	1,626,083	20,685	(1,211)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	6,685	(42,021)	(353,485)	155,924	6,776	394,764
Realized gain distributions

Net realized gain (loss)	6,685	(42,021)	(353,485)	155,924	6,776	394,764

Change in net unrealized appreciation (depreciation) on investments	(30,225)	221,968	181,079	491,273	(1,921)	(562,204)

Net realized and unrealized gain (loss) on investments	(23,540)	179,947	(172,406)	647,197	4,855	(167,440)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,303)	$216,286	$(175,821)	$2,273,280	$25,540	$(168,651)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	FRANKLIN TEMPLETON FOREIGN SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND

INVESTMENT INCOME:
Dividends	$42,276	$46,480	$235,585	$159,774	$5,000	$

EXPENSES:
Mortality and expense risk	17,536	41,191	27,456	76,136	11,735		10,890

NET INVESTMENT INCOME (LOSS)	24,740	5,289	208,129	83,638	(6,735)		(10,890)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	32,191	84,073	(125,902)	792,196	52,342		26,036
Realized gain distributions

Net realized gain (loss)	32,191	84,073	(125,902)	792,196	52,342		26,036

Change in net unrealized appreciation (depreciation) on investments	(437,197)	(117,579)	(67,525)	(1,694,409)	(193,459)		(161,920)

Net realized and unrealized loss on investments	(405,006)	(33,506)	(193,427)	(902,213)	(141,117)		(135,884)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(380,266)	$(28,217)	$14,702	$(818,575)	$(147,852)		$(146,774)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

INVESTMENT INCOME:
Dividends	$3,622	$47,846	$124,893	$239,302	$803,438	$1,751,114

EXPENSES:
Mortality and expense risk	17,087	20,053	71,329	67,762	242,487	185,348

NET INVESTMENT INCOME (LOSS)	(13,465)	27,793	53,564	171,540	560,951	1,565,766

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	75,878	246,909	760,041	28,432	590,164	307,342
Realized gain distributions				458,299	1,669,748	483,322

Net realized gain	75,878	246,909	760,041	486,731	2,259,912	790,664

Change in net unrealized appreciation (depreciation) on investments	(157,549)	(349,009)	(1,056,307)	(569,781)	(2,796,453)	(983,358)

Net realized and unrealized loss on investments	(81,671)	(102,100)	(296,266)	(83,050)	(536,541)	(192,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,136)	$(74,307)	$(242,702)	$88,490	$24,410	$1,373,072

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,398,922	$43,097	$56,162	$20,921	$45,937	$1,133

EXPENSES:
Mortality and expense risk	254,399	62,315	100,614	45,299	67,022	5,844

NET INVESTMENT INCOME (LOSS)	2,144,523	(19,218)	(44,452)	(24,378)	(21,085)	(4,711)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	671,822	(27,013)	(47,410)	455,376	237,082	(42,454)
Realized gain distributions	663,940		117,123	55,029

Net realized gain (loss)	1,335,762	(27,013)	69,713	510,405	237,082	(42,454)

Change in net unrealized appreciation (depreciation) on investments	(1,617,384)	(388,348)	(4,244,158)	(2,384,046)	(1,388,212)	(3,228)

Net realized and unrealized loss on investments	(281,622)	(415,361)	(4,174,445)	(1,873,641)	(1,151,130)	(45,682)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,862,901	$(434,579)	$(4,218,897)	$(1,898,019)	$(1,172,215)	$(50,393)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND

INVESTMENT INCOME:
Dividends	$241,718	$		$100,966	$113,895	$900	$63,956

EXPENSES:
Mortality and expense risk	95,730		139,337	65,345	27,064	1,993	72,022

NET INVESTMENT INCOME (LOSS)	145,988		(139,337)	35,621	86,831	(1,093)	(8,066)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	411,962		315,356	197,236	191,627	37,637	(188,776)
Realized gain distributions							147,325

Net realized gain (loss)	411,962		315,356	197,236	191,627	37,637	(41,451)

Change in net unrealized appreciation (depreciation) on investments	(3,257,142)		298,012	(532,616)	(143,237)	(58,289)	(281,051)

Net realized and unrealized gain (loss) on investments	(2,845,180)		613,368	(335,380)	48,390	(20,652)	(322,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,699,192)		$474,031	$(299,759)	$135,221	$(21,745)	$(330,568)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO

INVESTMENT INCOME:
Dividends	$349,557	$91,892	$2,174,459	$1,256,098	$3,653,717	$

EXPENSES:
Mortality and expense risk	204,427	64,522	233,109	554,023	1,018,830		11,067

NET INVESTMENT INCOME (LOSS)	145,130	27,370	1,941,350	702,075	2,634,887		(11,067)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,238,816)	54,887	1,813,254	461,430	1,559,627		81,689
Realized gain distributions					1,994,962

Net realized gain (loss)	(1,238,816)	54,887	1,813,254	461,430	3,554,589		81,689

Change in net unrealized appreciation (depreciation) on investments	(1,400,093)	(837,516)	(3,004,261)	(954,203)	(2,310,967)		(480,572)

Net realized and unrealized gain (loss) on investments	(2,638,909)	(782,629)	(1,191,007)	(492,773)	1,243,622		(398,883)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,493,779)	$(755,259)	$750,343	$209,302	$3,878,509		$(409,950)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO

INVESTMENT INCOME:
Dividends	$64,655	$		$12,343	$3,526	$		$54,315

EXPENSES:
Mortality and expense risk	32,302		39,032	14,573	14,782		25,827	17,405

NET INVESTMENT INCOME (LOSS)	32,353		(39,032)	(2,230)	(11,256)		(25,827)	36,910

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(39,013)		20,258	286,688	9,612		196,054	(67,725)
Realized gain distributions	237,368							123,391

Net realized gain	198,355		20,258	286,688	9,612		196,054	55,666

Change in net unrealized appreciation (depreciation) on investments	(459,192)		(122,792)	(401,123)	(120,503)		(1,134,615)	(459)

Net realized and unrealized gain (loss) on investments	(260,837)		(102,534)	(114,435)	(110,891)		(938,561)	55,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(228,484)		$(141,566)	$(116,665)	$(122,147)		$(964,388)	$92,117

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME IB PORTFOLIO		PUTNAM VT GLOBAL HEALTHCARE IB PORTFOLIO	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
			(1)
INVESTMENT INCOME:
Dividends	$29,500	$		$17,115	$491,888	$12,199	$2,095,546

EXPENSES:
Mortality and expense risk	14,890		4,664	42,315	214,109	923,978	902,278

NET INVESTMENT INCOME (LOSS)	14,610		(4,664)	(25,200)	277,779	(911,779)	1,193,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(32,775)		(40,722)	213,110	(669,113)		(381,697)
Realized gain distributions

Net realized gain (loss)	(32,775)		(40,722)	213,110	(669,113)	0	(381,697)

Change in net unrealized appreciation (depreciation) on investments	(93,613)		(96,458)	(464,399)	(172,150)		18,791

Net realized and unrealized loss on investments	(126,388)		(137,180)	(251,289)	(841,263)	0	(362,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(111,778)		$(141,844)	$(276,489)	$(563,484)	$(911,779)	$830,362

(1)        For the period May 6, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

		SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND

INVESTMENT INCOME:
Dividends	$		$76,343	$61,470	$		$109,903	$6,231

EXPENSES:
Mortality and expense risk		7,775	13,314	26,946		10,178	47,251	16,658

NET INVESTMENT INCOME (LOSS)		(7,775)	63,029	34,524		(10,178)	62,652	(10,427)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		789,241	(119,239)	116,811		95,935	(1,084,136)	136,935
Realized gain distributions			15,631			37,935

Net realized gain (loss)		789,241	(103,608)	116,811		133,870	(1,084,136)	136,935

Change in net unrealized appreciation (depreciation) on investments		(696,370)	153,655	(125,911)		(145,201)	(430,834)	(431,432)

Net realized and unrealized gain (loss) on investments		92,871	50,047	(9,100)		(11,331)	(1,514,970)	(294,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$85,096	$113,076	$25,424		$(21,509)	$(1,452,318)	$(304,924)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND		WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$74,003	$621,284	$51,941	$		$8,069	$18,786

EXPENSES:
Mortality and expense risk	72,359	73,950	39,053		36,367	42,587	23,626

NET INVESTMENT INCOME (LOSS)	1,644	547,334	12,888		(36,367)	(34,518)	(4,840)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	161,811	(11,711)	370,332		187,002	363,457	(210,081)
Realized gain distributions		158,392	62,716

Net realized gain (loss)	161,811	146,681	433,048		187,002	363,457	(210,081)

Change in net unrealized appreciation (depreciation) on investments	206,969	(64,065)	(1,673,946)		(221,036)	(676,422)	(20,007)

Net realized and unrealized gain (loss) on investments	368,780	82,616	(1,240,898)		(34,034)	(312,965)	(230,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$370,424	$629,950	$(1,228,010)		$(70,401)	$(347,483)	$(234,928)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,746	$20,423	$44,939	$(5,898)	$(30,076)	$(58,829)
Net realized gain (loss)	(27,181)	(34,003)	580,957	(440,232)	7,755	(1,439,827)
Change in net unrealized appreciation (depreciation) on investments	(4,676)	114,559	(855,557)	2,730,482	(644,258)	2,740,960

Increase (decrease) in net assets resulting from operations	(8,111)	100,979	(229,661)	2,284,352	(666,579)	1,242,304

CONTRACT TRANSACTIONS:
Purchase payments received			125,055	176,679	55,265	28,956
Transfers for contract benefits and terminations	(62,442)	(31,343)	(1,281,632)	(1,252,507)	(555,019)	(317,919)
Net transfers	(41,784)	(102,572)	(1,026,781)	(1,142,296)	(1,759,378)	(783,157)
Contract maintenance charges			(616)	(2,640)	(83)	(277)
Adjustments to net assets allocated to contracts in payout phase	5,921	(3,368)	13,268	10,496	9,807	562

Decrease in net assets resulting from contract transactions	(98,305)	(137,283)	(2,170,706)	(2,210,268)	(2,249,408)	(1,071,835)

Total increase (decrease) in net assets	(106,416)	(36,304)	(2,400,367)	74,084	(2,915,987)	170,469

NET ASSETS:
Beginning of period	1,124,628	1,160,932	20,610,968	20,536,884	8,193,944	8,023,475

End of period	$1,018,212	$1,124,628	$18,210,601	$20,610,968	$5,277,957	$8,193,944

CHANGES IN UNITS OUTSTANDING:
Units issued	2,593		164,326	240,677	111,500	95,700
Units redeemed	(10,682)	(13,281)	(299,272)	(357,953)	(266,343)	(180,910)

Net decrease	(8,089)	(13,281)	(134,946)	(117,276)	(154,843)	(85,210)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,778	$(48,712)	$(14,822)	$(10,261)	$482,742	$291,109
Net realized loss	(620,557)	(1,256,277)	(80,434)	(125,157)	(3,020,338)	(5,127,636)
Change in net unrealized appreciation (depreciation) on investments	924,737	2,059,103	121,340	430,149	(963,513)	7,148,106

Increase (decrease) in net assets resulting from operations	343,958	754,114	26,084	294,731	(3,501,109)	2,311,579

CONTRACT TRANSACTIONS:
Purchase payments received					219,604	345,710
Transfers for contract benefits and terminations	(377,263)	(451,978)	(509,188)	(81,811)	(1,592,011)	(1,523,232)
Net transfers	(990,147)	(1,162,372)	(127,024)	(473,210)	(3,185,144)	(1,778,153)
Contract maintenance charges		(75)		(7)	(81)	(500)
Adjustments to net assets allocated to contracts in payout phase	33,976	28,480			3,917	5,693

Decrease in net assets resulting from contract transactions	(1,333,434)	(1,585,945)	(636,212)	(555,028)	(4,553,715)	(2,950,482)

Total decrease in net assets	(989,476)	(831,831)	(610,128)	(260,297)	(8,054,824)	(638,903)

NET ASSETS:
Beginning of period	6,774,269	7,606,100	2,351,150	2,611,447	23,163,785	23,802,688

End of period	$5,784,793	$6,774,269	$1,741,022	$2,351,150	$15,108,961	$23,163,785

CHANGES IN UNITS OUTSTANDING:
Units issued	2,870	954			245,469	389,000
Units redeemed	(121,494)	(165,482)	(57,269)	(58,746)	(602,494)	(636,767)

Net decrease	(118,624)	(164,528)	(57,269)	(58,746)	(357,025)	(247,767)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$213,247	$232,112	$113,664	$77,461	$(11,352)	$(11,298)
Net realized gain (loss)	(1,726,567)	(3,850,453)	1,281,442	(2,598,053)	319,358	956,300
Change in net unrealized appreciation (depreciation) on investments	84,215	3,729,970	(300,876)	5,204,337	(749,039)	(26,096)

Increase (decrease) in net assets resulting from operations	(1,429,105)	111,629	1,094,230	2,683,745	(441,033)	918,906

CONTRACT TRANSACTIONS:
Purchase payments received		78,730	117,599	286,336	51,769	70,815
Transfers for contract benefits and terminations	(563,956)	(518,243)	(823,541)	(562,878)	(278,521)	(323,400)
Net transfers	(2,169,591)	(3,550,848)	(29,185)	720,553	(1,042,501)	516,274
Contract maintenance charges	(86)	(256)			(34)	(139)
Adjustments to net assets allocated to contracts in payout phase	107,816	(469)	23,369	60,680	942	718

Increase (decrease) in net assets resulting from contract transactions	(2,625,817)	(3,991,086)	(711,758)	504,691	(1,268,345)	264,268

Total increase (decrease) in net assets	(4,054,922)	(3,879,457)	382,472	3,188,436	(1,709,378)	1,183,174

NET ASSETS:
Beginning of period	9,313,317	13,192,774	14,012,436	10,824,000	5,748,296	4,565,122

End of period	$5,258,395	$9,313,317	$14,394,908	$14,012,436	$4,038,918	$5,748,296

CHANGES IN UNITS OUTSTANDING:
Units issued	(1,263)	115,266	94,224	226,577	119,416	540,036
Units redeemed	(377,479)	(688,856)	(129,127)	(207,869)	(227,356)	(540,062)

Net increase (decrease)	(378,742)	(573,590)	(34,903)	18,708	(107,940)	(26)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND		AMERICAN CENTURY VP INTERNATIONAL FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$81,557	$72,906	$29,619	$31,508	$40,976	$112,250
Net realized gain (loss)	(94,978)	(286,841)	(322,681)	(737,194)	27,839	(25,295)
Change in net unrealized appreciation (depreciation) on investments	335,103	863,536	383,735	1,182,076	(813,425)	653,702

Increase (decrease) in net assets resulting from operations	321,682	649,601	90,673	476,390	(744,610)	740,657

CONTRACT TRANSACTIONS:
Purchase payments received	339,967	153,743		7,207
Transfers for contract benefits and terminations	(482,611)	(468,082)	(159,226)	(273,592)	(425,492)	(461,783)
Net transfers	1,338,314	201,642	(572,593)	(717,849)	(791,067)	(1,057,641)
Contract maintenance charges	(53)	(285)			(70)	(436)
Adjustments to net assets allocated to contracts in payout phase	240	305	(4,246)	277	16,745	12,092

Increase (decrease) in net assets resulting from contract transactions	1,195,857	(112,677)	(736,065)	(983,957)	(1,199,884)	(1,507,768)

Total increase (decrease) in net assets	1,517,539	536,924	(645,392)	(507,567)	(1,944,494)	(767,111)

NET ASSETS:
Beginning of period	6,666,781	6,129,857	3,913,474	4,421,041	6,760,676	7,527,787

End of period	$8,184,320	$6,666,781	$3,268,082	$3,913,474	$4,816,182	$6,760,676

CHANGES IN UNITS OUTSTANDING:
Units issued	191,394	89,788	(1,632)	36,527	414	1,770
Units redeemed	(107,975)	(98,804)	(61,061)	(127,379)	(74,658)	(109,243)

Net increase (decrease)	83,419	(9,016)	(62,693)	(90,852)	(74,244)	(107,473)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP MID CAP VALUE FUND		AMERICAN CENTURY VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,250	$19,712	$227,785	$236,603	$(13,074)	$(8,501)
Net realized gain (loss)	113,107	54,829	(1,363,148)	(1,240,726)	11,308	17,793
Change in net unrealized appreciation (depreciation) on investments	(138,249)	157,221	1,105,100	2,929,630	(278,455)	175,005

Increase (decrease) in net assets resulting from operations	(13,892)	231,762	(30,263)	1,925,507	(280,221)	184,297

CONTRACT TRANSACTIONS:
Purchase payments received	254,152	110,445	331,318	437,707	100,185	121,365
Transfers for contract benefits and terminations	(118,799)	(79,912)	(1,183,482)	(773,035)	(61,070)	(23,079)
Net transfers	672,427	779,850	(109,297)	2,040,577	(91,409)	940,101
Contract maintenance charges		(17)	(56)	(328)	(2)	(36)
Adjustments to net assets allocated to contracts in payout phase			12,708	7,379

Increase (decrease) in net assets resulting from contract transactions	807,780	810,366	(948,809)	1,712,300	(52,296)	1,038,351

Total increase (decrease) in net assets	793,888	1,042,128	(979,072)	3,637,807	(332,517)	1,222,648

NET ASSETS:
Beginning of period	1,695,113	652,985	17,992,378	14,354,571	1,724,646	501,998

End of period	$2,489,001	$1,695,113	$17,013,306	$17,992,378	$1,392,129	$1,724,646

CHANGES IN UNITS OUTSTANDING:
Units issued	75,730	87,533	168,245	312,486	57,221	116,518
Units redeemed	(21,951)	(27,863)	(238,562)	(187,805)	(65,548)	(42,862)

Net increase (decrease)	53,779	59,670	(70,317)	124,681	(8,327)	73,656

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES
	2011	2011	2010	2011	2010
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(29,332)	$1,922	$1,660	$(40,704)	$(12,302)
Net realized gain (loss)	(119,417)	130,416	35,274	139,857	(874,169)
Change in net unrealized appreciation (depreciation) on investments	(256,872)	(226,965)	142,596	(510,371)	5,547,660

Increase (decrease) in net assets resulting from operations	(405,621)	(94,627)	179,530	(411,218)	4,661,189

CONTRACT TRANSACTIONS:
Purchase payments received	4,700	50	36,605	104,096	55,985
Transfers for contract benefits and terminations	(160,536)	(15,623)	(4,454)	(1,300,474)	(923,263)
Net transfers	4,705,404	(194,851)	671,250	(765,857)	(53,524)
Contract maintenance charges			(15)	(66)	(428)
Adjustments to net assets allocated to contracts in payout phase				(2,734)	17,301

Increase (decrease) in net assets resulting from contract transactions	4,549,568	(210,424)	703,386	(1,965,035)	(903,929)

Total increase (decrease) in net assets	4,143,947	(305,051)	882,916	(2,376,253)	3,757,260

NET ASSETS:
Beginning of period	0	1,301,215	418,299	20,009,077	16,251,817

End of period	$4,143,947	$996,164	$1,301,215	$17,632,824	$20,009,077

CHANGES IN UNITS OUTSTANDING:
Units issued	657,926	30,121	75,528	129,433	146,390
Units redeemed	(210,640)	(44,831)	(26,608)	(219,565)	(210,521)

Net increase (decrease)	447,286	(14,710)	48,920	(90,132)	(64,131)

(1)        For the period March 14, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DELAWARE VIP SMID CAP GROWTH SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,262	$(15,710)	$(3,088)	$6,096	$88,188	$86,239
Net realized gain (loss)	1,030,074	394,109	(12,006)	(117,694)	436,527	(174,331)
Change in net unrealized appreciation (depreciation) on investments	(935,081)	352,764	16,620	505,030	314,071	1,153,292

Increase in net assets resulting from operations	113,255	731,163	1,526	393,432	838,786	1,065,200

CONTRACT TRANSACTIONS:
Purchase payments received	98,983	30,456			243,588	65,332
Transfers for contract benefits and terminations	(417,257)	(126,750)	(302,799)	(122,122)	(1,382,276)	(186,373)
Net transfers	1,014,576	2,209,278	(159,081)	(451,951)	2,219,039	2,790,166
Contract maintenance charges	(93)	(58)		(39)	(62)	(443)
Adjustments to net assets allocated to contracts in payout phase	1,308	(965)	(5,320)		26,413	11,677

Increase (decrease) in net assets resulting from contract transactions	697,517	2,111,961	(467,200)	(574,112)	1,106,702	2,680,359

Total increase (decrease) in net assets	810,772	2,843,124	(465,674)	(180,680)	1,945,488	3,745,559

NET ASSETS:
Beginning of period	4,412,636	1,569,512	1,656,329	1,837,009	10,101,955	6,356,396

End of period	$5,223,408	$4,412,636	$1,190,655	$1,656,329	$12,047,443	$10,101,955

CHANGES IN UNITS OUTSTANDING:
Units issued	403,942	256,088	(1,463)		306,693	316,237
Units redeemed	(373,772)	(97,030)	(29,400)	(42,651)	(226,194)	(93,492)

Net increase (decrease)	30,170	159,058	(30,863)	(42,651)	80,499	222,745

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH & INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		DWS BLUE CHIP VIP PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,316	$8,951	$(1,715)	$266	$26,670	$41,695
Net realized loss	(62,672)	(124,431)	(22,397)	(210,206)	(148,399)	(487,755)
Change in net unrealized appreciation (depreciation) on investments	(43,831)	458,793	(79,854)	369,067	(68,259)	1,086,171

Increase (decrease) in net assets resulting from operations	(94,187)	343,313	(103,966)	159,127	(189,988)	640,111

CONTRACT TRANSACTIONS:
Purchase payments received	2,175	300			35,022	81,384
Transfers for contract benefits and terminations	(246,361)	(242,698)	(14,220)	(89,946)	(753,551)	(128,360)
Net transfers	269,390	44,031	(59,734)	(57,141)	3,371,323	438,273
Contract maintenance charges	(53)	(226)	(12)	(18)	(7)	(48)
Adjustments to net assets allocated to contracts in payout phase	(1,735)	(1,691)			(8,373)	3,698

Increase (decrease) in net assets resulting from contract transactions	23,416	(200,284)	(73,966)	(147,105)	2,644,414	394,947

Total increase (decrease) in net assets	(70,771)	143,029	(177,932)	12,022	2,454,426	1,035,058

NET ASSETS:
Beginning of period	2,391,811	2,248,782	682,346	670,324	6,292,913	5,257,855

End of period	$2,321,040	$2,391,811	$504,414	$682,346	$8,747,339	$6,292,913

CHANGES IN UNITS OUTSTANDING:
Units issued	52,957	31,157		45,525	381,727	132,598
Units redeemed	(51,859)	(58,679)	(8,427)	(62,658)	(172,994)	(103,703)

Net increase (decrease)	1,098	(27,522)	(8,427)	(17,133)	208,733	28,895

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,642)	$11,521	$24,045	$31,832	$1,794	$3,633
Net realized gain (loss)	549,044	(247,192)	621,198	(30,588)	(4,088)	(90,859)
Change in net unrealized appreciation (depreciation) on investments	(1,408,822)	1,354,369	(1,144,450)	1,290,126	(861)	136,428

Increase (decrease) in net assets resulting from operations	(869,420)	1,118,698	(499,207)	1,291,370	(3,155)	49,202

CONTRACT TRANSACTIONS:
Purchase payments received	270,345	102,641	264,465	93,028
Transfers for contract benefits and terminations	(1,343,499)	(543,139)	(734,608)	(307,264)	(16,798)	(51,332)
Net transfers	3,083,157	834,267	(999,508)	712,380	(13,683)	(112,650)
Contract maintenance charges	(35)	(213)	(20)	(139)	(16)	(64)
Adjustments to net assets allocated to contracts in payout phase	14,296	7,415	2,501	34	607	986

Increase (decrease) in net assets resulting from contract transactions	2,024,264	400,971	(1,467,170)	498,039	(29,890)	(163,060)

Total increase (decrease) in net assets	1,154,844	1,519,669	(1,966,377)	1,789,409	(33,045)	(113,858)

NET ASSETS:
Beginning of period	8,980,974	7,461,305	7,494,440	5,705,031	420,881	534,739

End of period	$10,135,818	$8,980,974	$5,528,063	$7,494,440	$387,836	$420,881

CHANGES IN UNITS OUTSTANDING:
Units issued	526,402	233,757	135,066	214,409	84	84
Units redeemed	(358,218)	(218,832)	(275,345)	(168,961)	(3,244)	(20,259)

Net increase (decrease)	168,184	14,925	(140,279)	45,448	(3,160)	(20,175)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS HEALTHCARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO
	2011	2010	2011	2010	2011	2010
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,377	$(25,149)	$97,734	$84,889	$20,645	$19,436
Net realized gain (loss)	762,916	175,351	751,621	(474,497)	118,815	(1,179,464)
Change in net unrealized appreciation (depreciation) on investments	(344,924)	49,599	(1,200,189)	1,129,302	(862,217)	3,975,951

Increase (decrease) in net assets resulting from operations	429,369	199,801	(350,834)	739,694	(722,757)	2,815,923

CONTRACT TRANSACTIONS:
Purchase payments received	30,215	19,380	216,450	195,269	167,249	150,344
Transfers for contract benefits and terminations	(65,867)	(162,386)	(687,575)	(370,313)	(1,170,872)	(779,680)
Net transfers	(3,807,691)	(286,827)	446,531	2,295,141	(242,250)	80,759
Contract maintenance charges	(37)	(77)	(6)	(62)	(107)	(491)
Adjustments to net assets allocated to contracts in payout phase	(603)	593			13,439	10,616

Increase (decrease) in net assets resulting from contract transactions	(3,843,983)	(429,317)	(24,600)	2,120,035	(1,232,541)	(538,452)

Total increase (decrease) in net assets	(3,414,614)	(229,516)	(375,434)	2,859,729	(1,955,298)	2,277,471

NET ASSETS:
Beginning of period	3,414,614	3,644,130	9,562,254	6,702,525	13,933,941	11,656,470

End of period	$0	$3,414,614	$9,186,820	$9,562,254	$11,978,643	$13,933,941

CHANGES IN UNITS OUTSTANDING:
Units issued	57,517	127,849	417,351	407,948	257,241	191,724
Units redeemed	(339,926)	(170,678)	(443,918)	(219,386)	(334,137)	(232,676)

Net increase (decrease)	(282,409)	(42,829)	(26,567)	188,562	(76,896)	(40,952)

(1)        For the period January 1, 2011 to May 11, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP GROWTH VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO		FEDERATED CAPITAL APPRECIATION FUND II
	2011	2010	2011	2010	2011	2010
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(763)	$(4,421)	$36,339	$36,740	$(3,415)	$39,065
Net realized gain (loss)	6,685	(30,824)	(42,021)	(583,648)	(353,485)	(766,428)
Change in net unrealized appreciation (depreciation) on investments	(30,225)	178,221	221,968	864,936	181,079	1,076,566

Increase (decrease) in net assets resulting from operations	(24,303)	142,976	216,286	318,028	(175,821)	349,203

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(113,857)	(6,038)	(100,206)	(98,937)	(230,907)	(276,774)
Net transfers	(94,497)	(149,435)	(2,842,369)	(742,667)	(132,885)	(400,125)
Contract maintenance charges			(43)	(116)	(81)	(684)
Adjustments to net assets allocated to contracts in payout phase	509	(1,047)			3,628	2,177

Decrease in net assets resulting from contract transactions	(207,845)	(156,520)	(2,942,618)	(841,720)	(360,245)	(675,406)

Total decrease in net assets	(232,148)	(13,544)	(2,726,332)	(523,692)	(536,066)	(326,203)

NET ASSETS:
Beginning of period	638,035	651,579	2,726,332	3,250,024	3,152,452	3,478,655

End of period	$405,887	$638,035	$0	$2,726,332	$2,616,386	$3,152,452

CHANGES IN UNITS OUTSTANDING:
Units issued	453	4,316			191	195
Units redeemed	(22,771)	(21,105)	(295,541)	(97,976)	(23,077)	(46,735)

Net decrease	(22,318)	(16,789)	(295,541)	(97,976)	(22,886)	(46,540)

(1)        For the period January 1, 2011 to May 3, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED INTERNATIONAL EQUITY FUND II	FEDERATED MANAGED VOLATILITY FUND II
	2011	2010	2010	2011	2010
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,626,083	$2,051,458	$1,060	$20,685	$34,971
Net realized gain (loss)	155,924	74,832	(102,995)	6,776	7,194
Change in net unrealized appreciation on investments	491,273	255,152	57,568	(1,921)	28,307

Increase (decrease) in net assets resulting from operations	2,273,280	2,381,442	(44,367)	25,540	70,472

CONTRACT TRANSACTIONS:
Purchase payments received	185,682	293,293
Transfers for contract benefits and terminations	(3,219,123)	(5,907,179)	(406)	(49,197)	(46,975)
Net transfers	(2,270,802)	(2,563,191)	(597,874)	(18,750)	(23,332)
Contract maintenance charges	(244)	(1,512)		(18)	(122)
Adjustments to net assets allocated to contracts in payout phase	63,886	30,012	(333)

Decrease in net assets resulting from contract transactions	(5,240,601)	(8,148,577)	(598,613)	(67,965)	(70,429)

Total increase (decrease) in net assets	(2,967,321)	(5,767,135)	(642,980)	(42,425)	43

NET ASSETS:
Beginning of period	50,614,179	56,381,314	642,980	681,074	681,031

End of period	$47,646,858	$50,614,179	$0	$638,649	$681,074

CHANGES IN UNITS OUTSTANDING:
Units issued	365,411	385,607	691
Units redeemed	(708,624)	(907,549)	(61,619)	(4,427)	(5,058)

Net decrease	(343,213)	(521,942)	(60,928)	(4,427)	(5,058)

(1)        For the period January 1, 2010 to March 15, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE SECURITIES FUND		FRANKLIN TEMPLETON FOREIGN SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND
	2011	2010	2011	2010	2011	2010
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,211)	$908	$24,740	$(1,277)	$5,289	$5,814
Net realized gain	394,764	211,404	32,191	4,946	84,073	33,921
Change in net unrealized appreciation (depreciation) on investments	(562,204)	504,012	(437,197)	71,296	(117,579)	364,423

Increase (decrease) in net assets resulting from operations	(168,651)	716,324	(380,266)	74,965	(28,217)	404,158

CONTRACT TRANSACTIONS:
Purchase payments received	78,462	19,474	359,779	93,425
Transfers for contract benefits and terminations	(255,854)	(304,357)	(73,345)	(3,362)	(249,822)	(265,908)
Net transfers	(202,276)	910,269	1,468,474	1,195,543	(229,500)	(166,419)
Contract maintenance charges	(6)	(34)			(152)	(864)
Adjustments to net assets allocated to contracts in payout phase			1,097	3,391

Increase (decrease) in net assets resulting from contract transactions	(379,674)	625,352	1,756,005	1,288,997	(479,474)	(433,191)

Total increase (decrease) in net assets	(548,325)	1,341,676	1,375,739	1,363,962	(507,691)	(29,033)

NET ASSETS:
Beginning of period	3,661,628	2,319,952	1,363,962	0	5,052,697	5,081,730

End of period	$3,113,303	$3,661,628	$2,739,701	$1,363,962	$4,545,006	$5,052,697

CHANGES IN UNITS OUTSTANDING:
Units issued	120,392	200,733	218,244	130,539		1
Units redeemed	(158,030)	(134,589)	(58,802)	(5,827)	(23,508)	(23,582)

Net increase (decrease)	(37,638)	66,144	159,442	124,712	(23,508)	(23,581)

(1)        For the period May 13, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$208,129	$324,439	$83,638	$139,857	$(6,735)	$110
Net realized gain (loss)	(125,902)	(210,722)	792,196	102,563	52,342	25,795
Change in net unrealized appreciation (depreciation) on investments	(67,525)	333,455	(1,694,409)	759,353	(193,459)	133,877

Increase (decrease) in net assets resulting from operations	14,702	447,172	(818,575)	1,001,773	(147,852)	159,782

CONTRACT TRANSACTIONS:
Purchase payments received			124,743	72,936	26,606	45,559
Transfers for contract benefits and terminations	(476,661)	(350,004)	(1,247,421)	(349,377)	(178,669)	(13,173)
Net transfers	(92,505)	(731,194)	85,476	2,349,102	304,991	1,016,841
Contract maintenance charges	(36)	(386)	(6)	(128)		(10)
Adjustments to net assets allocated to contracts in payout phase	3,249	2,522	1,008	(772)	(1,668)

Increase (decrease) in net assets resulting from contract transactions	(565,953)	(1,079,062)	(1,036,200)	2,071,761	151,260	1,049,217

Total increase (decrease) in net assets	(551,251)	(631,890)	(1,854,775)	3,073,534	3,408	1,208,999

NET ASSETS:
Beginning of period	3,580,177	4,212,067	10,799,422	7,725,888	1,581,711	372,712

End of period	$3,028,926	$3,580,177	$8,944,647	$10,799,422	$1,585,119	$1,581,711

CHANGES IN UNITS OUTSTANDING:
Units issued	920	2,212	330,680	507,988	56,254	103,870
Units redeemed	(31,435)	(68,761)	(432,154)	(318,614)	(47,700)	(21,957)

Net increase (decrease)	(30,515)	(66,549)	(101,474)	189,374	8,554	81,913

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,890)	$(2,981)	$(13,465)	$(17,157)	$27,793	$(15,183)
Net realized gain (loss)	26,036	16,913	75,878	(12,106)	246,909	(355,314)
Change in net unrealized appreciation (depreciation) on investments	(161,920)	78,781	(157,549)	421,820	(349,009)	699,008

Increase (decrease) in net assets resulting from operations	(146,774)	92,713	(95,136)	392,557	(74,307)	328,511

CONTRACT TRANSACTIONS:
Purchase payments received	194,098	5,139			50	244,980
Transfers for contract benefits and terminations	(220,466)		(76,562)	(79,181)	(208,248)	(150,111)
Net transfers	547,556	459,530	(367,718)	(154,347)	(135,645)	55,084
Contract maintenance charges		(66)	(130)	(789)	(14)	(71)
Adjustments to net assets allocated to contracts in payout phase			1,098	385		146

Increase (decrease) in net assets resulting from contract transactions	521,188	464,603	(443,312)	(233,932)	(343,857)	150,028

Total increase (decrease) in net assets	374,414	557,316	(538,448)	158,625	(418,164)	478,539

NET ASSETS:
Beginning of period	834,770	277,454	2,334,478	2,175,853	2,797,846	2,319,307

End of period	$1,209,184	$834,770	$1,796,030	$2,334,478	$2,379,682	$2,797,846

CHANGES IN UNITS OUTSTANDING:
Units issued	126,248	45,550	2,620	7,919	50,684	123,049
Units redeemed	(101,045)	(14,661)	(144,086)	(90,966)	(82,574)	(111,300)

Net increase (decrease)	25,203	30,889	(141,466)	(83,047)	(31,890)	11,749

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$53,564	$(70,833)	$171,540	$191,433	$560,951	$555,522
Net realized gain (loss)	760,041	(810,512)	486,731	40,585	2,259,912	(384,267)
Change in net unrealized appreciation (depreciation) on investments	(1,056,307)	1,929,900	(569,781)	454,617	(2,796,453)	1,843,395

Increase (decrease) in net assets resulting from operations	(242,702)	1,048,555	88,490	686,635	24,410	2,014,650

CONTRACT TRANSACTIONS:
Purchase payments received	113,633	217,318			687,689	2,400,194
Transfers for contract benefits and terminations	(648,643)	(467,878)	(354,574)	(554,701)	(1,795,614)	(1,625,315)
Net transfers	85,825	(1,355,718)	(558,217)	(453,858)	1,838,883	5,529,336
Contract maintenance charges	(9)	(136)	(75)	(276)	(78)	(476)
Adjustments to net assets allocated to contracts in payout phase	469	919	3,666	(2,749)	(34,769)

Increase (decrease) in net assets resulting from contract transactions	(448,725)	(1,605,495)	(909,200)	(1,011,584)	696,111	6,303,739

Total increase (decrease) in net assets	(691,427)	(556,940)	(820,710)	(324,949)	720,521	8,318,389

NET ASSETS:
Beginning of period	10,038,983	10,595,923	9,467,966	9,792,915	32,137,172	23,818,783

End of period	$9,347,556	$10,038,983	$8,647,256	$9,467,966	$32,857,693	$32,137,172

CHANGES IN UNITS OUTSTANDING:
Units issued	181,024	316,503	375		885,874	1,079,879
Units redeemed	(217,386)	(466,039)	(54,512)	(67,951)	(859,568)	(514,848)

Net increase (decrease)	(36,362)	(149,536)	(54,137)	(67,951)	26,306	565,031

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
	2011	2010	2011	2010	2010
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,565,766	$1,405,254	$2,144,523	$1,587,208	$23,677
Net realized gain (loss)	790,664	489,697	1,335,762	836,575	(740,373)
Change in net unrealized appreciation (depreciation) on investments	(983,358)	(29,585)	(1,617,384)	(405,294)	1,078,920

Increase in net assets resulting from operations	1,373,072	1,865,366	1,862,901	2,018,489	362,224

CONTRACT TRANSACTIONS:
Purchase payments received			852,070	1,619,040
Transfers for contract benefits and terminations	(2,204,553)	(1,778,613)	(2,586,107)	(1,545,689)	(64,586)
Net transfers	(1,894,559)	(2,948,906)	3,308,911	3,040,575	(8,595,380)
Contract maintenance charges	(119)	(709)	(50)	(312)	(16)
Adjustments to net assets allocated to contracts in payout phase	63,024	95,799	6,688	16,452	(327)

Increase (decrease) in net assets resulting from contract transactions	(4,036,207)	(4,632,429)	1,581,512	3,130,066	(8,660,309)

Total increase (decrease) in net assets	(2,663,135)	(2,767,063)	3,444,413	5,148,555	(8,298,085)

NET ASSETS:
Beginning of period	25,384,611	28,151,674	33,744,534	28,595,979	8,298,085

End of period	$22,721,476	$25,384,611	$37,188,947	$33,744,534	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	7,186	2,285	760,054	826,590	538
Units redeemed	(222,043)	(284,003)	(647,109)	(587,610)	(816,147)

Net increase (decrease)	(214,857)	(281,718)	112,945	238,980	(815,609)

(1)        For the period January 1, 2010 to May 3, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2010	2011	2010	2011	2010
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,250	$(19,218)	$18,174	$(44,452)	$(25,176)
Net realized gain (loss)	1,062,584	(27,013)	(169,145)	69,713	121,981
Change in net unrealized appreciation (depreciation) on investments	(730,390)	(388,348)	1,099,265	(4,244,158)	3,278,882

Increase (decrease) in net assets resulting from operations	357,444	(434,579)	948,294	(4,218,897)	3,375,687

CONTRACT TRANSACTIONS:
Purchase payments received	12,463
Transfers for contract benefits and terminations	(105,398)	(398,063)	(601,645)	(1,097,867)	(812,173)
Net transfers	(8,196,450)	(256,349)	(348,536)	(3,528,144)	(1,522,071)
Contract maintenance charges	(27)	(536)	(2,328)	(450)	(2,122)
Adjustments to net assets allocated to contracts in payout phase		7,040	6,178	(6,988)	9,011

Decrease in net assets resulting from contract transactions	(8,289,412)	(647,908)	(946,331)	(4,633,449)	(2,327,355)

Total increase (decrease) in net assets	(7,931,968)	(1,082,487)	1,963	(8,852,346)	1,048,332

NET ASSETS:
Beginning of period	7,931,968	7,850,787	7,848,824	16,250,797	15,202,465

End of period	$0	$6,768,300	$7,850,787	$7,398,451	$16,250,797

CHANGES IN UNITS OUTSTANDING:
Units issued	54,653	1,168	369	(45)	247
Units redeemed	(1,020,735)	(37,203)	(59,687)	(163,189)	(82,262)

Net decrease	(966,082)	(36,035)	(59,318)	(163,234)	(82,015)

(1)        For the period January 1, 2010 to May 12, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(24,378)	$(21,647)	$(21,085)	$(20,367)	$(4,711)	$(5,961)
Net realized gain (loss)	510,405	1,536,136	237,082	268,107	(42,454)	(26,174)
Change in net unrealized appreciation (depreciation) on investments	(2,384,046)	(166,413)	(1,388,212)	919,514	(3,228)	241,035

Increase (decrease) in net assets resulting from operations	(1,898,019)	1,348,076	(1,172,215)	1,167,254	(50,393)	208,900

CONTRACT TRANSACTIONS:
Purchase payments received	67,778	66,906
Transfers for contract benefits and terminations	(866,304)	(205,584)	(521,652)	(725,013)	(55,468)	(23,220)
Net transfers	(1,352,008)	(734,999)	(376,598)	(849,303)	(156,418)	(57,909)
Contract maintenance charges	(106)	(724)	(457)	(2,499)
Adjustments to net assets allocated to contracts in payout phase	(55)	2,067	12,291	10,971	1,664	1,337

Decrease in net assets resulting from contract transactions	(2,150,695)	(872,334)	(886,416)	(1,565,844)	(210,222)	(79,792)

Total increase (decrease) in net assets	(4,048,714)	475,742	(2,058,631)	(398,590)	(260,615)	129,108

NET ASSETS:
Beginning of period	7,084,940	6,609,198	8,795,835	9,194,425	976,571	847,463

End of period	$3,036,226	$7,084,940	$6,737,204	$8,795,835	$715,956	$976,571

CHANGES IN UNITS OUTSTANDING:
Units issued	127,848	322,814	2,674	631	485	52
Units redeemed	(334,280)	(411,829)	(54,508)	(107,501)	(15,348)	(6,195)

Net decrease	(206,432)	(89,015)	(51,834)	(106,870)	(14,863)	(6,143)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$145,988	$80,304	$(139,337)	$(122,336)	$35,621	$5,559
Net realized gain (loss)	411,962	740,431	315,356	(600,573)	197,236	16,947
Change in net unrealized appreciation (depreciation) on investments	(3,257,142)	997,210	298,012	4,376,137	(532,616)	549,891

Increase (decrease) in net assets resulting from operations	(2,699,192)	1,817,945	474,031	3,653,228	(299,759)	572,397

CONTRACT TRANSACTIONS:
Purchase payments received	235,414	625,089	486,851	200,884	290,357	416,336
Transfers for contract benefits and terminations	(701,341)	(506,803)	(1,082,511)	(943,141)	(659,576)	(154,186)
Net transfers	(314,296)	7,459,756	(1,260,024)	(481,162)	1,635,505	5,154,815
Contract maintenance charges	(57)	(230)	(316)	(993)	(4)	(27)
Adjustments to net assets allocated to contracts in payout phase		2,067	7,137	1,111	(1,310)	1,310

Increase (decrease) in net assets resulting from contract transactions	(780,280)	7,579,879	(1,848,863)	(1,223,301)	1,264,972	5,418,248

Total increase (decrease) in net assets	(3,479,472)	9,397,824	(1,374,832)	2,429,927	965,213	5,990,645

NET ASSETS:
Beginning of period	14,398,875	5,001,051	18,365,448	15,935,521	7,611,511	1,620,866

End of period	$10,919,403	$14,398,875	$16,990,616	$18,365,448	$8,576,724	$7,611,511

CHANGES IN UNITS OUTSTANDING:
Units issued	345,071	817,688	176,869	146,588	289,279	480,810
Units redeemed	(400,500)	(351,736)	(273,796)	(231,085)	(205,450)	(67,190)

Net increase (decrease)	(55,429)	465,952	(96,927)	(84,497)	83,829	413,620

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MFS UTILITIES FUND		NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$86,831	$50,214	$(1,093)	$(1,275)	$(8,066)	$22,421
Net realized gain (loss)	191,627	313,441	37,637	25,918	(41,451)	(313,068)
Change in net unrealized appreciation on investments	(143,237)	(55,103)	(58,289)	46,212	(281,051)	2,272,364

Increase (decrease) in net assets resulting from operations	135,221	308,552	(21,745)	70,855	(330,568)	1,981,717

CONTRACT TRANSACTIONS:
Purchase payments received	56,483	71,625			168,243	124,613
Transfers for contract benefits and terminations	(214,642)	(1,523,299)	(51,315)	(10,611)	(984,690)	(580,823)
Net transfers	2,002,690	266,723	(26,352)	(76,947)	357,425	(228,676)
Contract maintenance charges	(1)	(69)			(56)	(196)
Adjustments to net assets allocated to contracts in payout phase	508				8,156	9,345

Increase (decrease) in net assets resulting from contract transactions	1,845,038	(1,185,020)	(77,667)	(87,558)	(450,922)	(675,737)

Total increase (decrease) in net assets	1,980,259	(876,468)	(99,412)	(16,703)	(781,490)	1,305,980

NET ASSETS:
Beginning of period	2,875,283	3,751,751	312,058	328,761	9,789,265	8,483,285

End of period	$4,855,542	$2,875,283	$212,646	$312,058	$9,007,775	$9,789,265

CHANGES IN UNITS OUTSTANDING:
Units issued	344,884	185,066			96,832	95,829
Units redeemed	(162,460)	(329,351)	(8,073)	(9,723)	(122,780)	(140,369)

Net increase (decrease)	182,424	(144,285)	(8,073)	(9,723)	(25,948)	(44,540)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$145,130	$184,771	$27,370	$47,811	$1,941,350	$1,962,800
Net realized gain (loss)	(1,238,816)	(1,545,051)	54,887	(738,862)	1,813,254	3,631,773
Change in net unrealized appreciation (depreciation) on investments	(1,400,093)	4,887,209	(837,516)	1,712,872	(3,004,261)	(1,816,083)

Increase (decrease) in net assets resulting from operations	(2,493,779)	3,526,929	(755,259)	1,021,821	750,343	3,778,490

CONTRACT TRANSACTIONS:
Purchase payments received	239,859	175,999	249,706	156,788	427,976	1,143,236
Transfers for contract benefits and terminations	(1,527,106)	(1,679,214)	(376,814)	(652,060)	(2,934,595)	(2,126,176)
Net transfers	(235,185)	(1,105,798)	520,680	(757,169)	1,410,917	(773,681)
Contract maintenance charges	(176)	(1,088)			(64)	(215)
Adjustments to net assets allocated to contracts in payout phase	26,822	16,996		(353)	7,107	4,306

Increase (decrease) in net assets resulting from contract transactions	(1,495,786)	(2,593,105)	393,572	(1,252,794)	(1,088,659)	(1,752,530)

Total increase (decrease) in net assets	(3,989,565)	933,824	(361,687)	(230,973)	(338,316)	2,025,960

NET ASSETS:
Beginning of period	27,312,344	26,378,520	8,822,112	9,053,085	31,275,067	29,249,107

End of period	$23,322,779	$27,312,344	$8,460,425	$8,822,112	$30,936,751	$31,275,067

CHANGES IN UNITS OUTSTANDING:
Units issued	279,714	220,627	202,157	159,862	1,233,667	1,091,410
Units redeemed	(368,495)	(388,698)	(179,199)	(255,677)	(1,303,058)	(1,198,381)

Net increase (decrease)	(88,781)	(168,071)	22,958	(95,815)	(69,391)	(106,971)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$702,075	$606,826	$2,634,887	$2,348,273	$(11,067)	$(12,087)
Net realized gain	461,430	840,405	3,554,589	7,043,435	81,689	632,069
Change in net unrealized appreciation (depreciation) on investments	(954,203)	1,549,077	(2,310,967)	100,171	(480,572)	(446,780)

Increase (decrease) in net assets resulting from operations	209,302	2,996,308	3,878,509	9,491,879	(409,950)	173,202

CONTRACT TRANSACTIONS:
Purchase payments received	1,724,655	2,179,727	1,581,743	5,499,092	101	17,981
Transfers for contract benefits and terminations	(6,958,187)	(5,363,281)	(11,813,535)	(9,043,478)	(83,176)	(175,569)
Net transfers	8,814,517	9,269,798	2,430,277	12,163,510	(730,678)	(2,111,878)
Contract maintenance charges	(132)	(792)	(245)	(1,219)
Adjustments to net assets allocated to contracts in payout phase	87,060	38,752	47,050	31,791

Increase (decrease) in net assets resulting from contract transactions	3,667,913	6,124,204	(7,754,710)	8,649,696	(813,753)	(2,269,466)

Total increase (decrease) in net assets	3,877,215	9,120,512	(3,876,201)	18,141,575	(1,223,703)	(2,096,264)

NET ASSETS:
Beginning of period	70,424,028	61,303,516	141,745,940	123,604,365	2,217,221	4,313,485

End of period	$74,301,243	$70,424,028	$137,869,739	$141,745,940	$993,518	$2,217,221

CHANGES IN UNITS OUTSTANDING:
Units issued	1,645,868	2,038,363	1,520,193	2,950,555	15	107,054
Units redeemed	(1,377,922)	(1,551,404)	(2,066,054)	(2,326,650)	(103,384)	(418,779)

Net increase (decrease)	267,946	486,959	(545,861)	623,905	(103,369)	(311,725)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,353	$25,212	$(39,032)	$(39,104)	$(2,230)	$2,556
Net realized gain (loss)	198,355	(120,823)	20,258	(236,388)	286,688	24,465
Change in net unrealized appreciation on investments	(459,192)	702,510	(122,792)	1,090,003	(401,123)	328,560

Increase (decrease) in net assets resulting from operations	(228,484)	606,899	(141,566)	814,511	(116,665)	355,581

CONTRACT TRANSACTIONS:
Purchase payments received	30,601	111,703	52,147	30,289	101,616	145,718
Transfers for contract benefits and terminations	(548,644)	(301,446)	(257,153)	(392,391)	(150,802)	(32,849)
Net transfers	3,470	(197,625)	(310,090)	(365,000)	(400,424)	(268,400)
Contract maintenance charges	(47)	(468)	(58)	(525)	(17)	(26)
Adjustments to net assets allocated to contracts in payout phase			1,512	1,955	1,320	1,443

Decrease in net assets resulting from contract transactions	(514,620)	(387,836)	(513,642)	(725,672)	(448,307)	(154,114)

Total increase (decrease) in net assets	(743,104)	219,063	(655,208)	88,839	(564,972)	201,467

NET ASSETS:
Beginning of period	4,486,865	4,267,802	4,909,427	4,820,588	2,345,648	2,144,181

End of period	$3,743,761	$4,486,865	$4,254,219	$4,909,427	$1,780,676	$2,345,648

CHANGES IN UNITS OUTSTANDING:
Units issued	33,376	48,587	48,704	99,014	40,678	54,390
Units redeemed	(76,018)	(79,411)	(86,757)	(150,399)	(82,271)	(69,675)

Net decrease	(42,642)	(30,824)	(38,053)	(51,385)	(41,593)	(15,285)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
		2011	2010	2011	2010	2011	2010
							(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(11,256)	$(6,321)	$(25,827)	$(13,741)	$36,910	$(2,959)
Net realized gain (loss)		9,612	(9,066)	196,054	248,992	55,666	8,092
Change in net unrealized appreciation (depreciation) on investments		(120,503)	178,685	(1,134,615)	505,628	(459)	(10,047)

Increase (decrease) in net assets resulting from operations		(122,147)	163,298	(964,388)	740,879	92,117	(4,914)

CONTRACT TRANSACTIONS:
Purchase payments received		41,163	19,560	174,006	58,434	116,409	88,666
Transfers for contract benefits and terminations		(272,964)	(39,503)	(163,203)	(144,259)	(150,921)
Net transfers		408,358	1,152,183	(1,765,222)	3,369,963	2,419,092	1,010,088
Contract maintenance charges		(4)	(53)				(4)
Adjustments to net assets allocated to contracts in payout phase		(372)

Increase (decrease) in net assets resulting from contract transactions		176,181	1,132,187	(1,754,419)	3,284,138	2,384,580	1,098,750

Total increase (decrease) in net assets		54,034	1,295,485	(2,718,807)	4,025,017	2,476,697	1,093,836

NET ASSETS:
Beginning of period		1,647,966	352,481	5,263,944	1,238,927	1,093,836	0

End of period	$	1,702,000	$1,647,966	$2,545,137	$5,263,944	$3,570,533	$1,093,836

CHANGES IN UNITS OUTSTANDING:
Units issued		39,792	100,922	242,529	345,643	527,386	193,238
Units redeemed		(32,084)	(13,058)	(357,122)	(142,788)	(305,152)	(86,429)

Net increase (decrease)		7,708	87,864	(114,593)	202,855	222,234	106,809

(1)        For the period May 3, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

		PUTNAM VT EQUITY INCOME IB PORTFOLIO		PUTNAM VT GLOBAL HEALTHCARE IB PORTFOLIO	ROYCE SMALL-CAP PORTFOLIO
		2011	2010	2011	2011	2010
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	14,610	$(799)	$(4,664)	$(25,200)	$(18,112)
Net realized gain (loss)		(32,775)	652	(40,722)	213,110	107,110
Change in net unrealized appreciation (depreciation) on investments		(93,613)	40,112	(96,458)	(464,399)	504,352

Increase (decrease) in net assets resulting from operations		(111,778)	39,965	(141,844)	(276,489)	593,350

CONTRACT TRANSACTIONS:
Purchase payments received		103,206	47,291	225	113,771	370,833
Transfers for contract benefits and terminations		(469,979)	(6,152)	(12,792)	(348,441)	(49,553)
Net transfers		1,648,255	802,993	1,159,203	1,103,338	2,823,192
Contract maintenance charges		(10)			(13)	(73)
Adjustments to net assets allocated to contracts in payout phase				331

Increase in net assets resulting from contract transactions		1,281,472	844,132	1,146,967	868,655	3,144,399

Total increase in net assets		1,169,694	884,097	1,005,123	592,166	3,737,749

NET ASSETS:
Beginning of period		884,097	0	0	5,140,400	1,402,651

End of period	$	2,053,791	$884,097	$1,005,123	$5,732,566	$5,140,400

CHANGES IN UNITS OUTSTANDING:
Units issued		365,063	84,746	150,091	138,640	282,269
Units redeemed		(257,147)	(1,418)	(33,213)	(84,500)	(60,736)

Net increase		107,916	83,328	116,878	54,140	221,533

(1)        For the period June 7, 2010 to December 31, 2010.

(2)        For the period May 6, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
		2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	277,779	$423,871	$(911,779)	$(1,008,706)	$1,193,268	$1,338,124
Net realized gain (loss)		(669,113)	(777,449)		50,090	(381,697)	(1,416,453)
Change in net unrealized appreciation (depreciation) on investments		(172,150)	3,441,301			18,791	14,186,586

Increase (decrease) in net assets resulting from operations		(563,484)	3,087,723	(911,779)	(958,616)	830,362	14,108,257

CONTRACT TRANSACTIONS:
Purchase payments received		447,654	586,567	37,179,061	54,204,252	1,423,167	1,815,694
Transfers for contract benefits and terminations		(1,423,438)	(1,152,148)	(30,778,251)	(35,462,275)	(6,731,704)	(7,623,957)
Net transfers		144,589	800,730	(11,816,489)	(28,827,679)	3,498,894	(2,510,396)
Contract maintenance charges		(297)	(1,489)	(15,847)	(18,884)	(2,125)	(9,656)
Adjustments to net assets allocated to contracts in payout phase		21,767	20,733	(25,839)	14,511	20,765	39,738

Increase (decrease) in net assets resulting from contract transactions		(809,725)	254,393	(5,457,365)	(10,090,075)	(1,791,003)	(8,288,577)

Total increase (decrease) in net assets		(1,373,209)	3,342,116	(6,369,144)	(11,048,691)	(960,641)	5,819,680

NET ASSETS:
Beginning of period		28,634,090	25,291,974	127,283,184	138,331,875	116,969,888	111,150,208

End of period	$	27,260,881	$28,634,090	$120,914,040	$127,283,184	$116,009,247	$116,969,888

CHANGES IN UNITS OUTSTANDING:
Units issued		203,920	286,950	9,440,543	10,453,918	1,514,759	1,529,188
Units redeemed		(241,910)	(275,461)	(9,954,599)	(11,293,660)	(1,555,471)	(2,166,974)

Net increase (decrease)		(37,990)	11,489	(514,056)	(839,742)	(40,712)	(637,786)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2011	2010	2011	2010	2011	2010
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,775)	$(36,310)	$63,029	$72,968	$34,524	$26,731
Net realized gain (loss)	789,241	751,922	(103,608)	107,102	116,811	17,971
Change in net unrealized appreciation (depreciation) on investments	(696,370)	(222,427)	153,655	(114,258)	(125,911)	240,055

Increase in net assets resulting from operations	85,096	493,185	113,076	65,812	25,424	284,757

CONTRACT TRANSACTIONS:
Purchase payments received	8,050	34,938	19,990	107,351	69,005	78,841
Transfers for contract benefits and terminations	(93,267)	(198,489)	(34,876)	(77,850)	(119,166)	(36,268)
Net transfers	(4,689,410)	(321,995)	(117,737)	1,409,157	858,431	2,184,735
Contract maintenance charges		(99)		(3)	(7)	(10)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,774,627)	(485,645)	(132,623)	1,438,655	808,263	2,227,298

Total increase (decrease) in net assets	(4,689,531)	7,540	(19,547)	1,504,467	833,687	2,512,055

NET ASSETS:
Beginning of period	4,689,531	4,681,991	2,327,670	823,203	3,120,413	608,358

End of period	$0	$4,689,531	$2,308,123	$2,327,670	$3,954,100	$3,120,413

CHANGES IN UNITS OUTSTANDING:
Units issued	82,392	266,507	187,433	258,261	104,429	179,554
Units redeemed	(436,575)	(316,964)	(201,429)	(129,664)	(50,704)	(12,874)

Net increase (decrease)	(354,183)	(50,457)	(13,996)	128,597	53,725	166,680

(1)        For the period January 1, 2011 to March 15, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,178)	$(2,294)	$62,652	$255,363	$(10,427)	$(5,617)
Net realized gain (loss)	133,870	11,885	(1,084,136)	(1,806,306)	136,935	19,450
Change in net unrealized appreciation (depreciation) on investments	(145,201)	78,679	(430,834)	2,528,408	(431,432)	246,730

Increase (decrease) in net assets resulting from operations	(21,509)	88,270	(1,452,318)	977,465	(304,924)	260,563

CONTRACT TRANSACTIONS:
Purchase payments received	69,412	81,492			81,253	113,176
Transfers for contract benefits and terminations	(62,964)	(15,861)	(573,713)	(322,637)	(325,553)	(19,848)
Net transfers	717,027	504,519	(1,839,614)	(1,523,217)	122,721	1,093,021
Contract maintenance charges			(88)	(257)	(4)	(18)
Adjustments to net assets allocated to contracts in payout phase					1,057	3,370

Increase (decrease) in net assets resulting from contract transactions	723,475	570,150	(2,413,415)	(1,846,111)	(120,526)	1,189,701

Total increase (decrease) in net assets	701,966	658,420	(3,865,733)	(868,646)	(425,450)	1,450,264

NET ASSETS:
Beginning of period	842,142	183,722	8,429,358	9,298,004	2,180,430	730,166

End of period	$1,544,108	$842,142	$4,563,625	$8,429,358	$1,754,980	$2,180,430

CHANGES IN UNITS OUTSTANDING:
Units issued	95,544	49,027	1,430		51,721	110,949
Units redeemed	(52,569)	(9,305)	(291,781)	(235,444)	(63,546)	(30,067)

Net increase (decrease)	42,975	39,722	(290,351)	(235,444)	(11,825)	80,882

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL BOND FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,644	$108,950	$547,334	$77,420	$12,888	$(12,421)
Net realized gain (loss)	161,811	(2,418,764)	146,681	22,185	433,048	308,456
Change in net unrealized appreciation (depreciation) on investments	206,969	4,248,133	(64,065)	148,326	(1,673,946)	529,007

Increase (decrease) in net assets resulting from operations	370,424	1,938,319	629,950	247,931	(1,228,010)	825,042

CONTRACT TRANSACTIONS:
Purchase payments received	12,313	4,244	241,177	164,768	137,076	113,113
Transfers for contract benefits and terminations	(466,543)	(294,762)	(1,135,440)	(79,656)	(239,027)	(91,349)
Net transfers	(407,748)	112,935	3,998,036	4,030,652	363,757	2,812,883
Contract maintenance charges	(113)	(788)	(12)	(18)
Adjustments to net assets allocated to contracts in payout phase	507	(1,355)	28,392	4,372

Increase (decrease) in net assets resulting from contract transactions	(861,584)	(179,726)	3,132,153	4,120,118	261,806	2,834,647

Total increase (decrease) in net assets	(491,160)	1,758,593	3,762,103	4,368,049	(966,204)	3,659,689

NET ASSETS:
Beginning of period	8,760,572	7,001,979	7,338,525	2,970,476	5,621,553	1,961,864

End of period	$8,269,412	$8,760,572	$11,100,628	$7,338,525	$4,655,349	$5,621,553

CHANGES IN UNITS OUTSTANDING:
Units issued	62,940	91,257	568,006	547,456	366,328	398,130
Units redeemed	(94,223)	(100,128)	(301,430)	(180,634)	(366,011)	(217,626)

Net increase (decrease)	(31,283)	(8,871)	266,576	366,822	317	180,504

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2011	2010	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(36,367)	$(25,958)	$(34,518)	$1,364	$(4,840)	$18,294
Net realized gain (loss)	187,002	(95,432)	363,457	(271,739)	(210,081)	(166,936)
Change in net unrealized appreciation (depreciation) on investments	(221,036)	1,227,618	(676,422)	1,376,440	(20,007)	588,230

Increase (decrease) in net assets resulting from operations	(70,401)	1,106,228	(347,483)	1,106,065	(234,928)	439,588

CONTRACT TRANSACTIONS:
Purchase payments received	170,565	35,373	41,923	32,390
Transfers for contract benefits and terminations	(239,179)	(165,974)	(192,454)	(254,141)	(174,684)	(273,050)
Net transfers	(71,222)	606,501	(293,307)	89,719	(306,118)	(77,676)
Contract maintenance charges			(5)	(88)	(104)	(377)
Adjustments to net assets allocated to contracts in payout phase	6,174	(744)	42,091	38,318	4,570	5,519

Increase (decrease) in net assets resulting from contract transactions	(133,662)	475,156	(401,752)	(93,802)	(476,336)	(345,584)

Total increase (decrease) in net assets	(204,063)	1,581,384	(749,235)	1,012,263	(711,264)	94,004

NET ASSETS:
Beginning of period	4,788,571	3,207,187	6,029,331	5,017,068	3,056,863	2,962,859

End of period	$4,584,508	$4,788,571	$5,280,096	$6,029,331	$2,345,599	$3,056,863

CHANGES IN UNITS OUTSTANDING:
Units issued	115,154	117,111	105,506	123,845	(457)	782
Units redeemed	(120,357)	(92,042)	(128,962)	(132,996)	(33,368)	(25,819)

Net increase (decrease)	(5,203)	25,069	(23,456)	(9,151)	(33,825)	(25,037)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2011, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Series Account will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Series Account is evaluating the impact, if any, of ASU No. 2011-04 on financial statements and related disclosures.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$31,382	$111,868
Alger Large Cap Growth Portfolio	2,251,697	4,390,886
Alger Mid Cap Growth Portfolio	1,587,189	3,876,664
AllianceBernstein VPS Growth & Income Portfolio	85,180	1,412,877
AllianceBernstein VPS Growth Portfolio	-	651,069
AllianceBernstein VPS International Growth Portfolio	3,682,883	7,758,255
AllianceBernstein VPS International Value Portfolio	266,981	2,787,618
AllianceBernstein VPS Real Estate Investment Portfolio	3,941,087	2,937,123
AllianceBernstein VPS Small/Midcap Value Portfolio	1,402,579	2,683,321
American Century VP Balanced Fund	2,771,921	1,494,663
American Century VP Income & Growth Fund	54,700	756,937
American Century VP International Fund	88,348	1,264,129
American Century VP Mid Cap Value Fund	1,203,739	334,764
American Century VP Value Fund	2,511,440	3,245,230
Columbia Variable Portfolio - Marsico 21st Century Fund	892,283	957,670
Columbia Variable Portfolio - Seligman Global Technology Fund	6,521,274	2,000,783
Columbia Variable Portfolio - Small Cap Value Fund	585,556	677,060
Delaware VIP Small Cap Value Series	2,616,586	4,619,731
Delaware VIP Smid Cap Growth Series	6,506,489	5,610,725
Dreyfus IP Midcap Stock Portfolio	7,555	472,552
Dreyfus VIF Appreciation Portfolio	3,821,963	2,653,377
Dreyfus VIF Growth & Income Portfolio	588,132	550,674
Dreyfus VIF Opportunistic Small Cap Portfolio	2,558	78,257
DWS Blue Chip VIP Portfolio	4,569,842	1,890,207
DWS Capital Growth VIP Portfolio	6,058,405	4,058,022
DWS Dreman Small Mid Cap Value VIP Portfolio	1,455,972	2,901,726
DWS Growth & Income VIP Portfolio	5,309	34,014
DWS Healthcare VIP Portfolio	1,892,941	4,527,987
DWS Large Cap Value VIP Portfolio	5,039,012	4,965,904
DWS Small Cap Index VIP Portfolio	4,108,017	5,333,485
DWS Small Mid Cap Growth VIP Portfolio	3,297	212,427
DWS Strategic Value VIP Portfolio	43,115	2,949,564
Federated Capital Appreciation Fund II	21,072	388,397
Federated Fund for U.S. Government Securities II	6,916,872	10,595,453
Federated Managed Volatility Fund II	26,326	73,607
Franklin Small Cap Value Securities Fund	1,259,791	1,640,704
Franklin Templeton Foreign Securities Fund	2,380,762	601,029
Invesco V.I. Core Equity Fund	46,480	520,700
Invesco V.I. High Yield Fund	235,585	596,696
Invesco V.I. International Growth Fund	3,675,043	4,628,735
Invesco V.I. Mid Cap Core Equity Fund	759,655	613,464
Invesco V.I. Small Cap Equity Fund	2,034,641	1,524,323
Invesco V.I. Technology Fund	3,622	461,535
Invesco Van Kampen VI Comstock Fund	611,017	927,109
Invesco Van Kampen VI Growth & Income Fund	2,159,365	2,555,033

Investment Division	Purchases	Sales
Janus Aspen Balanced Portfolio Institutional Shares	697,601	980,680
Janus Aspen Balanced Portfolio Service Shares	12,462,102	9,500,469
Janus Aspen Flexible Bond Portfolio Institutional Shares	2,234,436	4,284,762
Janus Aspen Flexible Bond Portfolio Service Shares	12,555,502	8,172,024
Janus Aspen Janus Portfolio	43,097	717,341
Janus Aspen Overseas Portfolio Institutional Shares	173,285	4,727,688
Janus Aspen Overseas Portfolio Service Shares	1,483,675	3,603,941
Janus Aspen Worldwide Portfolio	45,937	965,871
JPMorgan Insurance Trust Small Cap Core Portfolio	1,133	217,745
Lazard Retirement Emerging Markets Equity Series Portfolio	5,457,139	6,091,638
LVIP Baron Growth Opportunities Fund	3,298,615	5,294,028
MFS International Value Fund	4,108,504	2,806,557
MFS Utilities Fund	3,462,867	1,531,402
Neuberger Berman AMT Regency Portfolio	900	79,666
NVIT Mid Cap Index Fund	1,909,062	2,228,937
Oppenheimer Global Securities Fund/VA	4,831,560	6,209,288
Oppenheimer International Growth Fund/VA	2,991,250	2,570,334
Pimco VIT High Yield Portfolio	23,806,352	22,960,812
Pimco VIT Low Duration Portfolio	20,066,732	15,783,599
Pimco VIT Total Return Portfolio	23,530,724	26,713,933
Pioneer Emerging Markets VCT Portfolio	-	824,889
Pioneer Fund VCT Portfolio	705,278	950,223
Pioneer Growth Opportunities VCT Portfolio	572,684	1,126,913
Pioneer Mid Cap Value VCT Portfolio	430,639	882,531
Prudential Series Fund Equity Portfolio	589,056	423,760
Prudential Series Fund Natural Resources Portfolio	4,161,796	5,942,174
Putnam VT American Government Income IB Portfolio	5,815,481	3,270,441
Putnam VT Equity Income IB Portfolio	4,052,214	2,756,068
Putnam VT Global Healthcare IB Portfolio	1,431,793	289,755
Royce Small-Cap Portfolio	2,088,241	1,244,748
Schwab Markettrack Growth Portfolio II	3,125,118	3,678,935
Schwab Money Market Portfolio	74,602,126	80,945,830
Schwab S&P 500 Index Portfolio	18,035,954	18,654,583
Seligman Communications & Information Portfolio	1,099,288	5,881,983
Sentinel Variable Products Bond Fund	2,265,571	2,319,543
Sentinel Variable Products Common Stock Fund	1,577,350	734,513
Sentinel Variable Products Small Company Fund	1,594,212	842,938
Third Avenue Value Portfolio	122,850	2,473,840
Touchstone Mid Cap Growth Fund	841,826	973,850
Universal Institutional Fund U.S. Real Estate Portfolio	1,966,445	2,826,927
Van Eck VIP Global Bond Fund	7,215,806	3,406,094
Van Eck VIP Global Hard Assets Fund	5,973,493	5,636,111
Wells Fargo Advantage VT Discovery Fund	1,516,564	1,692,782
Wells Fargo Advantage VT Opportunity Fund	1,378,140	1,856,544
Wells Fargo Advantage VT Small Cap Value Fund	18,786	504,583

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Schwab Select Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For each Investment Division available to Schwab OneSource Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, and the range of the lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest	Total Return
		(a) (b)				(a)	(b)
INVESTMENT DIVISIONS

ALGER BALANCED PORTFOLIO
2011	80	$ 12.83 to $ 12.33	$ 1,018	2.83%	0.65 % to 0.85%	(0.77) % to	(0.56) %
2010	88	$ 12.93 to $ 12.40	$ 1,125	2.53%	0.65 % to 0.85%	9.39 % to	9.64%
2009	101	$ 11.82 to $ 11.31	$ 1,161	3.26%	0.65 % to 0.85%	28.20 % to	28.38%
2008	136	$ 9.22 to $ 8.81	$ 1,214	2.64%	0.65 % to 0.85%	(32.36) % to	(32.23) %
2007	167	$ 13.63 to $ 13.00	$ 2,185	2.18%	0.65 % to 0.85%	11.36 % to	11.68%
ALGER LARGE CAP GROWTH PORTFOLIO
2011	702	$ 14.28 to $ 10.11	$ 7,665	1.02%	0.65 % to 0.85%	(1.18) % to	(0.98) %
2010	752	$ 14.45 to $ 10.21	$ 8,254	0.79%	0.65 % to 0.85%	12.45 % to	12.69%
2009	773	$ 12.85 to $ 9.06	$ 7,777	0.63%	0.65 % to 0.85%	46.36 % to	46.60%
2008	947	$ 8.78 to $ 6.18	$ 6,282	0.23%	0.65 % to 0.85%	(46.63) % to	(46.49) %
2007	1,021	$ 16.45 to $ 11.55	$ 12,798	0.29%	0.65 % to 0.85%	18.94 % to	19.20%
ALGER MID CAP GROWTH PORTFOLIO
2011	222	$ 13.95 to $ 14.19	$ 3,177	0.37%	0.65 % to 0.85%	(9.06) % to	(8.92) %
2010	346	$ 15.34 to $ 15.58	$ 5,402	0.00%	0.65 % to 0.85%	18.36 % to	18.66%
2009	388	$ 12.96 to $ 13.13	$ 5,085	0.00%	0.65 % to 0.85%	50.35 % to	50.75%
2008	386	$ 8.62 to $ 8.71	$ 3,375	0.17%	0.65 % to 0.85%	(58.70) % to	(58.64) %
2007	447	$ 20.87 to $ 21.06	$ 9,415	0.00%	0.65 % to 0.85%	30.44 % to	30.73%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2011	439	$ 13.01 to $ 11.30	$ 5,389	1.35%	0.65 % to 0.85%	5.34 % to	5.61%
2010	538	$ 12.35 to $ 10.70	$ 6,223	0.00%	0.65 % to 0.85%	12.17 % to	12.39%
2009	696	$ 11.01 to $ 9.52	$ 7,062	4.01%	0.65 % to 0.85%	19.80 % to	20.05%
2008	1,061	$ 9.19 to $ 7.93	$ 9,098	2.12%	0.65 % to 0.85%	(41.09) % to	(41.00) %
2007	1,111	$ 15.60 to $ 13.44	$ 15,825	1.43%	0.65 % to 0.85%	4.21 % to	4.43%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2011	111	$ 13.72 to $ 10.02	$ 1,192	0.00%	0.65 % to 0.85%	0.37 % to	0.60%
2010	167	$ 13.67 to $ 9.96	$ 1,790	0.30%	0.65 % to 0.85%	14.11 % to	14.35%
2009	224	$ 11.98 to $ 8.71	$ 2,107	0.00%	0.65 % to 0.85%	32.08 % to	32.37%
2008	290	$ 9.07 to $ 6.58	$ 2,082	0.00%	0.65 % to 0.85%	(42.96) % to	(42.83) %
2007	367	$ 15.90 to $ 11.51	$ 4,572	0.00%	0.65 % to 0.85%	12.05 % to	12.29%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2011	1,006	$ 11.79 to $ 11.95	$ 11,995	3.16%	0.65 % to 0.85%	(16.56) % to	(16.38) %
2010	1,275	$ 14.13 to $ 14.29	$ 18,187	2.08%	0.65 % to 0.85%	11.97 % to	12.17%
2009	1,461	$ 12.62 to $ 12.74	$ 18,579	4.61%	0.65 % to 0.85%	38.38 % to	38.63%
2008	1,730	$ 9.12 to $ 9.19	$ 15,891	0.00%	0.65 % to 0.85%	(49.31) % to	(49.17) %
2007	1,800	$ 17.99 to $ 18.08	$ 32,534	1.84%	0.65 % to 0.85%	17.12 % to	17.33%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	636	$ 6.09 to $ 6.16	$ 4,039	3.64%	0.65 % to 0.85%	(19.97) % to	(19.79) %
2010	905	$ 7.61 to $ 7.68	$ 6,961	2.89%	0.65 % to 0.85%	3.68 % to	3.92%
2009	1,316	$ 7.34 to $ 7.39	$ 9,729	1.36%	0.65 % to 0.85%	33.70 % to	33.88%
2008	1,602	$ 5.49 to $ 5.52	$ 8,835	1.16%	0.65 % to 0.85%	(53.63) % to	(53.50) %
2007	1,644	$ 11.84 to $ 11.87	$ 19,502	1.14%	0.65 % to 0.85%	4.96 % to	5.14%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2011	495	$22.84	to	$29.72	$14,395	1.48%	0.65%	to	0.85%	8.09%	to	8.31%
2010	530	$21.13	to	$27.44	$14,012	1.34%	0.65%	to	0.85%	25.33%	to	25.53%
2009	511	$16.86	to	$21.86	$10,824	2.86%	0.65%	to	0.85%	28.31%	to	28.66%
2008	514	$13.14	to	$16.99	$8,520	1.76%	0.65%	to	0.85%	(36.21) %	to	(36.13) %
2007	557	$20.60	to	$26.60	$14,252	1.34%	0.65%	to	0.85%	(15.26) %	to	(15.07) %
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	231	$10.92	to	$11.04	$2,550	0.53%	0.65%	to	0.85%	(9.15) %	to	(8.99) %
2010	315	$12.02	to	$12.13	$3,819	0.53%	0.65%	to	0.85%	25.86%	to	26.09%
2009	303	$9.55	to	$9.62	$2,915	1.10%	0.65%	to	0.85%	41.69%	to	41.89%
2008	250	$6.74	to	$6.78	$1,689	0.63%	0.65%	to	0.85%	(36.17) %	to	(35.98) %
2007	239	$10.56	to	$10.59	$2,528	1.09%	0.65%	to	0.85%	0.86%	to	1.05%
AMERICAN CENTURY VP BALANCED FUND
2011	424	$14.38	to	$14.62	$6,170	1.99%	0.65%	to	0.85%	4.43%	to	4.65%
2010	318	$13.77	to	$13.97	$4,430	1.90%	0.65%	to	0.85%	10.69%	to	10.87%
2009	326	$12.44	to	$12.60	$4,094	5.24%	0.65%	to	0.85%	14.55%	to	14.75%
2008	372	$10.86	to	$10.98	$4,074	2.56%	0.65%	to	0.85%	(21.02) %	to	(20.84) %
2007	397	$13.75	to	$13.87	$5,497	1.71%	0.65%	to	0.85%	4.09%	to	4.21%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2011	273	$13.36	to	$11.51	$3,268	1.54%	0.65%	to	0.85%	2.22%	to	2.49%
2010	336	$13.07	to	$11.23	$3,913	1.50%	0.65%	to	0.85%	13.16%	to	13.43%
2009	426	$11.55	to	$9.90	$4,421	4.73%	0.65%	to	0.85%	17.14%	to	17.30%
2008	449	$9.86	to	$8.44	$3,962	2.01%	0.65%	to	0.85%	(35.17) %	to	(35.03) %
2007	516	$15.21	to	$12.99	$7,019	1.83%	0.65%	to	0.85%	(0.91) %	to	(0.69) %
AMERICAN CENTURY VP INTERNATIONAL FUND
2011	200	$15.31	to	$10.86	$2,305	1.42%	0.65%	to	0.85%	(12.76) %	to	(12.63) %
2010	234	$17.55	to	$12.43	$3,076	2.49%	0.65%	to	0.85%	12.36%	to	12.59%
2009	301	$15.62	to	$11.04	$3,523	2.10%	0.65%	to	0.85%	32.60%	to	32.85%
2008	361	$11.78	to	$8.31	$3,198	0.85%	0.65%	to	0.85%	(45.29) %	to	(45.18) %
2007	463	$21.53	to	$15.16	$7,478	0.70%	0.65%	to	0.85%	17.07%	to	17.34%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2011	140	$15.19	to	$15.27	$2,131	1.25%	0.65%	to	0.85%	(1.68) %	to	(1.48) %
2010	94	$15.45	to	$15.50	$1,452	2.35%	0.65%	to	0.85%	18.03%	to	18.23%
2009	42	$13.09	to	$13.11	$548	1.26%	0.65%	to	0.85%	30.90%	to	31.10%
AMERICAN CENTURY VP VALUE FUND
2011	870	$14.61	to	$14.86	$12,932	2.03%	0.65%	to	0.85%	0.14%	to	0.34%
2010	918	$14.59	to	$14.81	$13,598	2.30%	0.65%	to	0.85%	12.49%	to	12.71%
2009	768	$12.97	to	$13.14	$10,116	5.80%	0.65%	to	0.85%	18.88%	to	19.13%
2008	835	$10.91	to	$11.03	$9,249	2.43%	0.65%	to	0.85%	(27.41) %	to	(27.29) %
2007	922	$15.03	to	$15.17	$14,043	1.50%	0.65%	to	0.85%	(5.94) %	to	(5.72) %
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2011	92	$13.46	to	$13.53	$1,240	0.00%	0.65%	to	0.85%	(12.88) %	to	(12.71) %
2010	104	$15.45	to	$15.50	$1,617	0.00%	0.65%	to	0.85%	16.17%	to	16.37%
2009	26	$13.30	to	$13.32	$344	0.00%	0.65%	to	0.85%	33.00%	to	33.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2011	329	$9.26	to	$9.27	$3,045	0.00%	0.65%	to	0.85%	(7.40) %	to	(7.30) %
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2011	64	$14.74	to	$14.82	$946	0.86%	0.65%	to	0.85%	(6.94) %	to	(6.73) %
2010	51	$15.84	to	$15.89	$807	1.00%	0.65%	to	0.85%	25.42%	to	25.61%
2009	31	$12.63	to	$12.65	$393	0.47%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
2011	649	$19.68	to	$23.37	$14,657	0.52%	0.65%	to	0.85%	(2.19) %	to	(1.97) %
2010	697	$20.12	to	$23.84	$16,073	0.66%	0.65%	to	0.85%	31.16%	to	31.42%
2009	750	$15.34	to	$18.14	$13,108	0.97%	0.65%	to	0.85%	30.78%	to	30.97%
2008	834	$11.73	to	$13.85	$11,112	0.77%	0.65%	to	0.85%	(30.51) %	to	(30.33) %
2007	969	$16.88	to	$19.88	$18,578	0.51%	0.65%	to	0.85%	(7.41) %	to	(7.23) %
DELAWARE VIP SMID CAP GROWTH SERIES
2011	177	$17.46	to	$17.69	$3,112	1.08%	0.65%	to	0.85%	7.18%	to	7.41%
2010	157	$16.29	to	$16.47	$2,570	0.00%	0.65%	to	0.85%	35.19%	to	35.44%
2009	86	$12.05	to	$12.16	$1,048	0.00%	0.65%	to	0.85%	44.14%	to	44.42%
2008	40	$8.36	to	$8.42	$338	0.00%	0.65%	to	0.85%	(41.04) %	to	(40.91) %
2007	42	$14.18	to	$14.25	$603	0.00%	0.65%	to	0.85%	12.01%	to	12.20%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2011	54	$15.30	to	$15.57	$857	0.51%	0.65%	to	0.85%	(0.46) %	to	(0.26) %
2010	73	$15.37	to	$15.61	$1,135	1.11%	0.65%	to	0.85%	25.98%	to	26.29%
2009	102	$12.20	to	$12.36	$1,254	1.67%	0.65%	to	0.85%	34.36%	to	34.64%
2008	133	$9.08	to	$9.18	$1,214	0.91%	0.65%	to	0.85%	(40.92) %	to	(40.81) %
2007	135	$15.37	to	$15.51	$2,096	0.41%	0.65%	to	0.85%	0.65%	to	0.85%
DREYFUS VIF APPRECIATION PORTFOLIO
2011	466	$13.65	to	$13.86	$6,430	1.58%	0.65%	to	0.85%	8.08%	to	8.28%
2010	395	$12.63	to	$12.80	$5,031	1.75%	0.65%	to	0.85%	14.40%	to	14.59%
2009	197	$11.04	to	$11.17	$2,192	2.37%	0.65%	to	0.85%	21.45%	to	21.81%
2008	180	$9.09	to	$9.17	$1,650	1.84%	0.65%	to	0.85%	(30.13) %	to	(30.05) %
2007	124	$13.01	to	$13.11	$1,621	1.36%	0.65%	to	0.85%	6.20%	to	6.50%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2011	130	$12.77	to	$10.08	$1,373	1.31%	0.65%	to	0.85%	(3.62) %	to	(3.45) %
2010	98	$13.25	to	$10.44	$1,088	1.27%	0.65%	to	0.85%	17.57%	to	17.83%
2009	93	$11.27	to	$8.86	$847	1.32%	0.65%	to	0.85%	27.78%	to	27.85%
2008	105	$8.82	to	$6.93	$750	0.65%	0.65%	to	0.85%	(40.96) %	to	(40.77) %
2007	121	$14.94	to	$11.70	$1,455	0.74%	0.65%	to	0.85%	7.56%	to	7.73%
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2011	49	$10.68	to	$9.44	$467	0.42%	0.65%	to	0.85%	(14.56) %	to	(14.42) %
2010	57	$12.50	to	$11.03	$635	0.73%	0.65%	to	0.85%	30.07%	to	30.22%
2009	73	$9.61	to	$8.47	$622	1.73%	0.65%	to	0.85%	24.97%	to	25.30%
2008	85	$7.69	to	$6.76	$579	0.96%	0.65%	to	0.85%	(38.13) %	to	(37.98) %
2007	100	$12.43	to	$10.90	$1,096	0.77%	0.65%	to	0.85%	(11.78) %	to	(11.67) %
DWS BLUE CHIP VIP PORTFOLIO
2011	603	$11.88	to	$12.04	$7,242	1.05%	0.65%	to	0.85%	(1.41) %	to	(1.15) %
2010	375	$12.05	to	$12.18	$4,576	1.48%	0.65%	to	0.85%	12.83%	to	12.99%
2009	345	$10.68	to	$10.78	$3,728	1.90%	0.65%	to	0.85%	32.84%	to	33.09%
2008	420	$8.04	to	$8.10	$3,406	1.92%	0.65%	to	0.85%	(39.00) %	to	(38.87) %
2007	549	$13.18	to	$13.25	$7,281	0.94%	0.65%	to	0.85%	2.65%	to	2.79%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

DWS CAPITAL GROWTH VIP PORTFOLIO
2011	705	$14.16	to	$10.04	$7,582	0.65%	0.65%	to	0.85%	(5.28) %	to	(5.10) %
2010	558	$14.95	to	$10.58	$6,541	0.91%	0.65%	to	0.85%	15.71%	to	16.01%
2009	511	$12.92	to	$9.12	$5,051	1.24%	0.65%	to	0.85%	25.80%	to	25.97%
2008	432	$10.27	to	$7.24	$3,449	0.93%	0.65%	to	0.85%	(33.53) %	to	(33.39) %
2007	267	$15.45	to	$10.87	$3,182	0.58%	0.65%	to	0.85%	11.63%	to	11.83%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2006)
2011	423	$10.45	to	$10.56	$4,466	1.07%	0.65%	to	0.85%	(6.86) %	to	(6.71) %
2010	513	$11.22	to	$11.32	$5,787	1.25%	0.65%	to	0.85%	22.09%	to	22.25%
2009	472	$9.19	to	$9.26	$4,360	1.72%	0.65%	to	0.85%	28.53%	to	28.79%
2008	411	$7.15	to	$7.19	$2,951	1.56%	0.65%	to	0.85%	(33.98) %	to	(33.79) %
2007	294	$10.83	to	$10.86	$3,190	0.80%	0.65%	to	0.85%	2.27%	to	2.36%
DWS LARGE CAP VALUE VIP PORTFOLIO
2011	609	$11.46	to	$11.62	$7,049	1.88%	0.65%	to	0.85%	(0.95) %	to	(0.68) %
2010	724	$11.57	to	$11.70	$8,438	1.94%	0.65%	to	0.85%	9.88%	to	10.07%
2009	535	$10.53	to	$10.63	$5,666	2.08%	0.65%	to	0.85%	24.32%	to	24.47%
2008	505	$8.47	to	$8.54	$4,295	1.37%	0.65%	to	0.85%	(36.98) %	to	(36.79) %
2007	253	$13.44	to	$13.51	$3,407	1.50%	0.65%	to	0.85%	12.19%	to	12.40%
DWS SMALL CAP INDEX VIP PORTFOLIO
2011	385	$16.51	to	$15.70	$6,117	0.95%	0.65%	to	0.85%	(5.17) %	to	(5.08) %
2010	434	$17.41	to	$16.54	$7,259	0.93%	0.65%	to	0.85%	25.25%	to	25.59%
2009	453	$13.90	to	$13.17	$6,030	1.77%	0.65%	to	0.85%	25.56%	to	25.79%
2008	535	$11.07	to	$10.47	$5,679	1.60%	0.65%	to	0.85%	(34.69) %	to	(34.56) %
2007	492	$16.95	to	$16.00	$7,965	0.84%	0.65%	to	0.85%	(2.75) %	to	(2.56) %
DWS SMALL MID CAP GROWTH VIP PORTFOLIO
2011	42	$12.50	to	$8.34	$406	0.59%	0.65%	to	0.85%	(4.73) %	to	(4.58) %
2010	65	$13.12	to	$8.74	$638	0.00%	0.65%	to	0.85%	28.38%	to	28.72%
2009	81	$10.22	to	$6.79	$652	0.00%	0.65%	to	0.85%	39.43%	to	39.71%
2008	95	$7.33	to	$4.86	$533	0.00%	0.65%	to	0.85%	(49.97) %	to	(49.85) %
2007	112	$14.65	to	$9.69	$1,248	0.00%	0.65%	to	0.85%	5.32%	to	5.44%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2011	1,678	$13.25	to	$14.73	$24,202	4.22%	0.65%	to	0.85%	4.91%	to	5.06%
2010	1,902	$12.63	to	$14.02	$26,227	4.57%	0.65%	to	0.85%	4.29%	to	4.47%
2009	2,194	$12.11	to	$13.42	$28,953	4.98%	0.65%	to	0.85%	4.31%	to	4.52%
2008	2,400	$11.61	to	$12.84	$30,142	4.38%	0.65%	to	0.85%	3.38%	to	3.63%
2007	1,677	$11.23	to	$12.39	$20,544	4.23%	0.65%	to	0.85%	5.45%	to	5.63%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Effective date 05/01/2006)
2011	219	$10.17	to	$10.29	$2,248	0.70%	0.65%	to	0.85%	(4.60) %	to	(4.37) %
2010	239	$10.66	to	$10.76	$2,561	0.78%	0.65%	to	0.85%	27.06%	to	27.34%
2009	181	$8.39	to	$8.45	$1,530	1.77%	0.65%	to	0.85%	28.09%	to	28.42%
2008	91	$6.55	to	$6.58	$598	1.13%	0.65%	to	0.85%	(33.57) %	to	(33.47) %
2007	62	$9.86	to	$9.89	$612	0.64%	0.65%	to	0.85%	(3.24) %	to	(3.04) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

FRANKLIN TEMPLETON FOREIGN SECURITIES FUND
(Effective date 04/30/2010)
2011	243	$9.57	to	$9.60	$2,343	1.72%	0.65%	to	0.85%	(11.39) %	to	(11.28) %
2010	108	$10.80	to	$10.82	$1,180	0.10%	0.65%	to	0.85%	8.00%	to	8.20%
INVESCO V.I. HIGH YIELD FUND
2011	26	$17.07	to	$16.08	$442	6.90%	0.65%	to	0.85%	0.12%	to	0.31%
2010	26	$17.05	to	$16.03	$447	7.12%	0.65%	to	0.85%	12.62%	to	12.89%
2009	57	$15.14	to	$14.20	$855	8.25%	0.65%	to	0.85%	51.40%	to	51.71%
2008	73	$10.00	to	$9.36	$712	9.68%	0.65%	to	0.85%	(26.31) %	to	(26.12) %
2007	81	$13.57	to	$12.67	$1,073	6.54%	0.65%	to	0.85%	0.44%	to	0.56%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2011	685	$10.36	to	$10.47	$7,151	1.55%	0.65%	to	0.85%	(7.50) %	to	(7.35) %
2010	761	$11.20	to	$11.30	$8,580	2.38%	0.65%	to	0.85%	11.89%	to	12.10%
2009	574	$10.01	to	$10.08	$5,779	2.13%	0.65%	to	0.85%	34.18%	to	34.40%
2008	398	$7.46	to	$7.50	$2,986	0.46%	0.65%	to	0.85%	(40.89) %	to	(40.81) %
2007	573	$12.62	to	$12.67	$7,250	0.76%	0.65%	to	0.85%	13.69%	to	14.04%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2011	102	$13.11	to	$13.18	$1,346	0.31%	0.65%	to	0.85%	(7.15) %	to	(6.99) %
2010	96	$14.12	to	$14.17	$1,357	0.74%	0.65%	to	0.85%	13.14%	to	13.36%
2009	19	$12.48	to	$12.50	$238	2.02%	0.65%	to	0.85%	24.80%	to	25.00%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2011	48	$15.30	to	$15.39	$737	0.00%	0.65%	to	0.85%	(1.61) %	to	(1.35) %
2010	31	$15.55	to	$15.60	$491	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	17	$12.20	to	$12.21	$204	0.26%	0.65%	to	0.85%	22.00%	to	22.10%
INVESCO V.I. TECHNOLOGY FUND
2011	45	$14.48	to	$6.66	$326	0.18%	0.65%	to	0.85%	(5.85) %	to	(5.67) %
2010	49	$15.38	to	$7.06	$376	0.00%	0.65%	to	0.85%	20.34%	to	20.48%
2009	57	$12.78	to	$5.86	$365	0.00%	0.65%	to	0.85%	56.04%	to	56.27%
2008	76	$8.19	to	$3.75	$315	0.00%	0.65%	to	0.85%	(45.00) %	to	(44.85) %
2007	90	$14.89	to	$6.80	$679	0.00%	0.65%	to	0.85%	6.81%	to	7.09%
INVESCO VAN KAMPEN VI COMSTOCK FUND
2011	158	$10.83	to	$10.98	$1,725	1.76%	0.65%	to	0.85%	(2.70) %	to	(2.49) %
2010	168	$11.13	to	$11.26	$1,887	0.12%	0.65%	to	0.85%	14.98%	to	15.25%
2009	162	$9.68	to	$9.77	$1,577	4.79%	0.65%	to	0.85%	27.70%	to	28.05%
2008	165	$7.58	to	$7.63	$1,258	2.39%	0.65%	to	0.85%	(36.20) %	to	(36.15) %
2007	160	$11.88	to	$11.95	$1,903	1.96%	0.65%	to	0.85%	(2.86) %	to	(2.61) %
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2011	647	$11.65	to	$11.81	$7,620	1.27%	0.65%	to	0.85%	(2.84) %	to	(2.64) %
2010	672	$11.99	to	$12.13	$8,130	0.10%	0.65%	to	0.85%	11.53%	to	11.80%
2009	790	$10.75	to	$10.85	$8,544	4.11%	0.65%	to	0.85%	23.28%	to	23.58%
2008	699	$8.72	to	$8.78	$6,126	2.08%	0.65%	to	0.85%	(32.61) %	to	(32.51) %
2007	521	$12.94	to	$13.01	$6,765	1.32%	0.65%	to	0.85%	1.97%	to	2.12%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2011	395	$16.43	to	$16.72	$6,566	2.63%	0.65%	to	0.85%	0.80%	to	1.03%
2010	427	$16.30	to	$16.55	$7,042	2.81%	0.65%	to	0.85%	7.45%	to	7.68%
2009	472	$15.17	to	$15.37	$7,224	2.99%	0.65%	to	0.85%	24.86%	to	25.06%
2008	536	$12.15	to	$12.29	$6,568	2.57%	0.65%	to	0.85%	(16.55) %	to	(16.39) %
2007	730	$14.56	to	$14.70	$10,701	2.57%	0.65%	to	0.85%	9.56%	to	9.87%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	2,338	$11.64	to	$11.74	$27,603	2.40%	0.65%	to	0.85%	0.52%	to	0.69%
2010	2,309	$11.58	to	$11.66	$26,875	2.68%	0.65%	to	0.85%	7.22%	to	7.37%
2009	1,762	$10.80	to	$10.86	$19,106	2.89%	0.65%	to	0.85%	24.57%	to	24.83%
2008	1,357	$8.67	to	$8.70	$11,798	2.81%	0.65%	to	0.85%	(16.79) %	to	(16.59) %
2007	628	$10.42	to	$10.43	$6,549	2.62%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2011	590	$15.08	to	$18.77	$11,136	7.38%	0.65%	to	0.85%	5.82%	to	6.11%
2010	670	$14.25	to	$17.69	$11,914	5.96%	0.65%	to	0.85%	7.06%	to	7.28%
2009	832	$13.31	to	$16.49	$13,496	4.35%	0.65%	to	0.85%	12.32%	to	12.48%
2008	1,007	$11.85	to	$14.66	$14,482	4.20%	0.65%	to	0.85%	5.15%	to	5.32%
2007	1,372	$11.27	to	$13.92	$18,229	4.72%	0.65%	to	0.85%	6.12%	to	6.34%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	2,093	$13.78	to	$13.91	$29,176	6.93%	0.65%	to	0.85%	5.43%	to	5.70%
2010	1,980	$13.07	to	$13.16	$26,158	5.79%	0.65%	to	0.85%	6.87%	to	6.99%
2009	1,800	$12.23	to	$12.30	$22,205	4.33%	0.65%	to	0.85%	12.00%	to	12.23%
2008	1,071	$10.92	to	$10.96	$11,781	4.37%	0.65%	to	0.85%	4.80%	to	5.08%
2007	589	$10.42	to	$10.43	$6,193	4.64%	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN WORLDWIDE PORTFOLIO
2011	53	$11.69	to	$8.02	$445	0.59%	0.65%	to	0.85%	(14.48) %	to	(14.32) %
2010	55	$13.67	to	$9.36	$548	0.53%	0.65%	to	0.85%	14.87%	to	15.13%
2009	86	$11.90	to	$8.13	$791	1.42%	0.65%	to	0.85%	36.47%	to	36.87%
2008	91	$8.72	to	$5.94	$613	1.19%	0.65%	to	0.85%	(45.12) %	to	(45.05) %
2007	103	$15.89	to	$10.81	$1,249	0.72%	0.65%	to	0.85%	8.76%	to	8.86%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2011	49	$16.47	to	$14.08	$716	0.13%	0.65%	to	0.85%	(5.62) %	to	(5.38) %
2010	64	$17.45	to	$14.88	$977	0.00%	0.65%	to	0.85%	26.08%	to	26.32%
2009	70	$13.84	to	$11.78	$847	0.79%	0.65%	to	0.85%	21.51%	to	21.82%
2008	83	$11.39	to	$9.67	$822	0.19%	0.65%	to	0.85%	(32.56) %	to	(32.47) %
2007	124	$16.89	to	$14.32	$1,823	0.01%	0.65%	to	0.85%	(6.43) %	to	(6.28) %
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	571	$14.48	to	$14.56	$8,302	2.02%	0.65%	to	0.85%	(18.70) %	to	(18.52) %
2010	582	$17.81	to	$17.87	$10,381	1.80%	0.65%	to	0.85%	21.65%	to	21.90%
2009	192	$14.64	to	$14.66	$2,814	5.33%	0.65%	to	0.85%	46.40%	to	46.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

LVIP BARON GROWTH OPPORTUNITIES FUND
2011	462	$18.74	to	$19.06	$8,787	0.00%	0.65%	to	0.85%	3.14%	to	3.36%
2010	511	$18.17	to	$18.44	$9,413	0.00%	0.65%	to	0.85%	25.31%	to	25.53%
2009	561	$14.50	to	$14.69	$8,219	0.00%	0.65%	to	0.85%	37.18%	to	37.42%
2008	575	$10.57	to	$10.69	$6,136	0.00%	0.65%	to	0.85%	(39.63) %	to	(39.50) %
2007	642	$17.51	to	$17.67	$11,306	0.00%	0.65%	to	0.85%	2.52%	to	2.73%
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2011	495	$13.77	to	$13.84	$6,835	1.13%	0.65%	to	0.85%	(2.62) %	to	(2.40) %
2010	444	$14.14	to	$14.18	$6,298	0.86%	0.65%	to	0.85%	7.86%	to	8.08%
2009	96	$13.11	to	$13.12	$1,256	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS UTILITIES FUND
2011	322	$9.89	to	$9.96	$3,203	3.08%	0.65%	to	0.85%	5.66%	to	5.84%
2010	189	$9.36	to	$9.41	$1,778	2.66%	0.65%	to	0.85%	12.50%	to	12.69%
2009	154	$8.32	to	$8.35	$1,284	3.64%	0.65%	to	0.85%	(16.80) %	to	(16.50) %
2008	54	$6.31	to	$6.32	$341	0.00%	0.65%	to	0.85%	(36.90) %	to	(36.80) %
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
(Effective date 05/01/2006)
2011	15	$9.36	to	$9.47	$139	0.31%	0.65%	to	0.85%	(7.51) %	to	(7.34) %
2010	22	$10.12	to	$10.22	$227	0.31%	0.65%	to	0.85%	24.94%	to	25.25%
2009	31	$8.10	to	$8.16	$256	0.66%	0.65%	to	0.85%	44.90%	to	45.20%
2008	76	$5.59	to	$5.62	$425	1.15%	0.65%	to	0.85%	(46.40) %	to	(46.32) %
2007	64	$10.43	to	$10.47	$667	0.40%	0.65%	to	0.85%	2.15%	to	2.45%
NVIT MID CAP INDEX FUND
2011	375	$17.93	to	$18.23	$6,830	0.66%	0.65%	to	0.85%	(3.50) %	to	(3.34) %
2010	386	$18.58	to	$18.86	$7,275	0.99%	0.65%	to	0.85%	24.78%	to	25.07%
2009	430	$14.89	to	$15.08	$6,466	0.73%	0.65%	to	0.85%	35.36%	to	35.61%
2008	503	$11.00	to	$11.12	$5,583	1.10%	0.65%	to	0.85%	(37.14) %	to	(37.03) %
2007	512	$17.50	to	$17.66	$9,034	1.21%	0.65%	to	0.85%	6.45%	to	6.71%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2011	994	$17.82	to	$14.99	$15,476	1.29%	0.65%	to	0.85%	(9.04) %	to	(8.88) %
2010	1,029	$19.59	to	$16.45	$17,611	1.48%	0.65%	to	0.85%	14.96%	to	15.20%
2009	1,162	$17.04	to	$14.28	$17,317	2.21%	0.65%	to	0.85%	38.65%	to	38.91%
2008	1,297	$12.29	to	$10.28	$13,981	1.60%	0.65%	to	0.85%	(40.71) %	to	(40.58) %
2007	1,589	$20.73	to	$17.30	$28,844	1.26%	0.65%	to	0.85%	5.44%	to	5.62%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2011	596	$14.04	to	$14.23	$8,460	0.98%	0.65%	to	0.85%	(7.93) %	to	(7.78) %
2010	573	$15.25	to	$15.43	$8,822	1.29%	0.65%	to	0.85%	13.81%	to	14.04%
2009	669	$13.40	to	$13.53	$9,053	1.38%	0.65%	to	0.85%	38.00%	to	38.34%
2008	618	$9.71	to	$9.78	$6,033	1.14%	0.65%	to	0.85%	(43.12) %	to	(43.01) %
2007	820	$17.07	to	$17.16	$14,056	0.80%	0.65%	to	0.85%	11.64%	to	11.86%
PIMCO VIT HIGH YIELD PORTFOLIO
2011	1,237	$16.20	to	$20.56	$23,694	6.95%	0.65%	to	0.85%	2.47%	to	2.65%
2010	1,260	$15.81	to	$20.03	$23,461	7.25%	0.65%	to	0.85%	13.50%	to	13.74%
2009	1,273	$13.93	to	$17.61	$21,027	8.70%	0.65%	to	0.85%	39.02%	to	39.32%
2008	1,171	$10.02	to	$12.64	$13,817	7.84%	0.65%	to	0.85%	(24.09) %	to	(23.99) %
2007	1,301	$13.20	to	$16.63	$20,373	7.00%	0.65%	to	0.85%	2.64%	to	2.91%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

PIMCO VIT LOW DURATION PORTFOLIO
2011	4,269	$12.78	to	$13.00	$55,772	1.68%	0.65%	to	0.85%	0.24%	to	0.46%
2010	4,066	$12.75	to	$12.94	$52,772	1.62%	0.65%	to	0.85%	4.42%	to	4.61%
2009	3,675	$12.21	to	$12.37	$45,562	3.49%	0.65%	to	0.85%	12.33%	to	12.56%
2008	2,968	$10.87	to	$10.99	$32,729	4.08%	0.65%	to	0.85%	(1.18) %	to	(1.08) %
2007	2,813	$11.00	to	$11.11	$31,297	4.76%	0.65%	to	0.85%	6.38%	to	6.72%
PIMCO VIT TOTAL RETURN PORTFOLIO
2011	7,465	$14.45	to	$14.65	$109,598	2.62%	0.65%	to	0.85%	2.70%	to	2.95%
2010	7,860	$14.07	to	$14.23	$112,113	2.41%	0.65%	to	0.85%	7.16%	to	7.40%
2009	7,130	$13.13	to	$13.25	$94,556	5.20%	0.65%	to	0.85%	13.09%	to	13.34%
2008	6,123	$11.61	to	$11.69	$71,611	4.46%	0.65%	to	0.85%	3.94%	to	4.10%
2007	4,609	$11.17	to	$11.23	$51,766	4.82%	0.65%	to	0.85%	7.82%	to	8.08%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2011	149	$6.62	to	$6.67	$994	0.00%	0.65%	to	S585%	(24.26) %	to	(24.12) %
2010	253	$8.74	to	$8.79	$2,217	0.28%	0.65%	to	S585%	14.55%	to	14.90%
2009	564	$7.63	to	$7.65	$4,313	0.87%	0.65%	to	0.85%	72.62%	to	72.69%
2008	155	$4.42	to	$4.43	$684	0.01%	0.65%	to	0.85%	(55.80) %	to	(55.70) %
PIONEER FUND VCT PORTFOLIO
2011	168	$13.21	to	$10.47	$1,822	1.54%	0.65%	to	0.85%	(5.17) %	to	(4.90) %
2010	187	$13.93	to	$11.01	$2,123	1.38%	0.65%	to	0.85%	15.03%	to	15.29%
2009	191	$12.11	to	$9.55	$1,882	1.74%	0.65%	to	0.85%	24.21%	to	24.35%
2008	266	$9.75	to	$7.68	$2,101	1.94%	0.65%	to	0.85%	(34.83) %	to	(34.69) %
2007	197	$14.96	to	$11.76	$2,473	1.29%	0.65%	to	0.85%	4.11%	to	4.35%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
(Effective date 05/01/2006)
2011	91	$9.83	to	$9.94	$905	0.00%	0.65%	to	0.85%	(3.06) %	to	(2.93) %
2010	104	$10.14	to	$10.24	$1,059	0.00%	0.65%	to	0.85%	19.15%	to	19.49%
2009	95	$8.51	to	$8.57	$812	0.00%	0.65%	to	0.85%	43.51%	to	43.55%
2008	39	$5.93	to	$5.97	$235	0.00%	0.65%	to	0.85%	(36.10) %	to	(35.88) %
2007	36	$9.28	to	$9.31	$331	0.00%	0.65%	to	0.85%	(4.62) %	to	(4.51) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2011	144	$9.88	to	$10.00	$1,452	0.63%	0.65%	to	0.85%	(6.62) %	to	(6.37) %
2010	158	$10.58	to	$10.68	$1,703	0.84%	0.65%	to	0.85%	16.91%	to	17.11%
2009	166	$9.05	to	$9.12	$1,530	1.24%	0.65%	to	0.85%	24.14%	to	24.42%
2008	129	$7.29	to	$7.33	$947	0.97%	0.65%	to	0.85%	(34.32) %	to	(34.20) %
2007	113	$11.10	to	$11.14	$1,253	0.78%	0.65%	to	0.85%	4.42%	to	4.70%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	94	$13.90	to	$13.98	$1,306	0.18%	0.65%	to	0.85%	(4.73) %	to	(4.44) %
2010	81	$14.59	to	$14.63	$1,180	0.13%	0.65%	to	0.85%	10.61%	to	10.75%
2009	1	$13.19	to	$13.21	$19	0.00%	0.65%	to	0.85%	31.90%	to	32.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2011	174	$14.53	to	$14.61	$2,545	0.00%	0.65%	to	0.85%	(20.03) %	to	(19.86) %
2010	289	$18.17	to	$18.23	$5,264	0.05%	0.65%	to	0.85%	26.44%	to	26.69%
2009	86	$14.37	to	$14.39	$1,239	0.07%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	207	$10.84	to	$10.87	$2,250	2.36%	0.65%	to	0.85%	5.96%	to	6.05%
2010	67	$10.23	to	$10.25	$683	0.00%	0.65%	to	0.85%	2.30%	to	2.50%
PUTNAM VT EQUITY INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	142	$10.72	to	$10.75	$1,529	1.54%	0.65%	to	0.85%	1.04%	to	1.22%
2010	76	$10.61	to	$10.62	$803	0.00%	0.65%	to	0.85%	6.10%	to	6.20%
PUTNAM VT GLOBAL HEALTHCARE IB PORTFOLIO
(Effective date 05/02/2011)
2011	90	$8.57	to	$8.58	$768	0.00%	0.65%	to	0.85%	(14.30) %	to	(14.20) %
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2011	295	$14.93	to	$15.01	$4,421	0.31%	0.65%	to	0.85%	(4.42) %	to	(4.21) %
2010	244	$15.62	to	$15.67	$3,819	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	83	$13.10	to	$13.11	$1,085	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2011	1,402	$14.52	to	$13.08	$18,976	1.72%	0.65%	to	0.85%	(1.89) %	to	(1.65) %
2010	1,383	$14.80	to	$13.30	$19,049	2.38%	0.65%	to	0.85%	12.72%	to	12.90%
2009	1,355	$13.13	to	$11.78	$16,502	2.98%	0.65%	to	0.85%	22.94%	to	23.22%
2008	1,389	$10.68	to	$9.56	$13,703	2.54%	0.65%	to	0.85%	(31.93) %	to	(31.81) %
2007	1,461	$15.69	to	$14.02	$21,017	2.61%	0.65%	to	0.85%	4.74%	to	5.02%
SCHWAB MONEY MARKET PORTFOLIO
2011	6,908	$10.84	to	$11.28	$77,750	0.01%	0.65%	to	0.85%	(0.82) %	to	(0.62) %
2010	7,426	$10.93	to	$11.35	$83,971	0.01%	0.65%	to	0.85%	(0.82) %	to	(0.61) %
2009	7,958	$11.02	to	$11.42	$90,474	0.12%	0.65%	to	0.85%	(0.72) %	to	(0.52) %
2008	13,814	$11.10	to	$11.48	$158,169	2.04%	0.65%	to	0.85%	1.19%	to	1.41%
2007	10,419	$10.97	to	$11.32	$117,373	4.59%	0.65%	to	0.85%	3.88%	to	4.04%
SCHWAB S&P 500 INDEX PORTFOLIO
2011	5,681	$13.90	to	$11.34	$67,168	1.78%	0.65%	to	0.85%	1.02%	to	1.25%
2010	5,479	$13.76	to	$11.20	$64,041	1.98%	0.65%	to	0.85%	13.72%	to	13.94%
2009	5,908	$12.10	to	$9.83	$61,045	2.80%	0.65%	to	0.85%	25.13%	to	25.38%
2008	5,794	$9.67	to	$7.84	$47,658	2.20%	0.65%	to	0.85%	(37.13) %	to	(36.98) %
2007	5,398	$15.38	to	$12.44	$70,526	1.57%	0.65%	to	0.85%	4.48%	to	4.63%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2011	178	$11.95	to	$12.01	$2,132	4.12%	0.65%	to	0.85%	6.22%	to	6.38%
2010	145	$11.25	to	$11.29	$1,639	4.99%	0.65%	to	0.85%	6.33%	to	6.61%
2009	70	$10.58	to	$10.59	$746	9.85%	0.65%	to	0.85%	5.80%	to	5.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
Schwab OneSource Annuity:	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2011	252	$14.67	to	$14.75	$3,704	1.64%	0.65%	to	0.85%	1.24%	to	1.44%
2010	208	$14.49	to	$14.54	$3,026	2.41%	0.65%	to	0.85%	14.82%	to	15.03%
2009	43	$12.62	to	$12.64	$537	1.78%	0.65%	to	0.85%	26.20%	to	26.40%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2011	84	$15.81	to	$15.90	$1,341	0.00%	0.65%	to	0.85%	2.13%	to	2.38%
2010	47	$15.48	to	$15.53	$725	0.10%	0.65%	to	0.85%	22.66%	to	22.96%
2009	12	$12.62	to	$12.63	$155	0.83%	0.65%	to	0.85%	26.20%	to	26.30%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	548	$6.92	to	$6.99	$3,824	1.67%	0.65%	to	0.85%	(21.90) %	to	(21.90) %
2010	762	$8.86	to	$8.95	$6,804	3.77%	0.65%	to	0.85%	13.01%	to	13.43%
2009	958	$7.84	to	$7.89	$7,557	0.00%	0.65%	to	0.85%	44.12%	to	44.24%
2008	1,245	$5.44	to	$5.47	$6,798	0.90%	0.65%	to	0.85%	(44.09) %	to	(44.01) %
2007	1,109	$9.73	to	$9.77	$10,827	2.41%	0.65%	to	0.85%	(5.63) %	to	(5.42) %
TOUCHSTONE MID CAP GROWTH FUND
(Effective date 05/01/2009)
2011	106	$13.92	to	$13.99	$1,495	0.27%	0.65%	to	0.85%	(12.07) %	to	(11.90) %
2010	112	$15.83	to	$15.88	$1,792	0.30%	0.65%	to	0.85%	20.56%	to	20.85%
2009	52	$13.13	to	$13.14	$679	0.69%	0.65%	to	0.85%	31.30%	to	31.40%
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2011	695	$12.29	to	$12.36	$8,603	6.52%	0.65%	to	0.85%	7.15%	to	7.48%
2010	501	$11.47	to	$11.50	$5,839	2.31%	0.65%	to	0.85%	5.33%	to	5.50%
2009	218	$10.89	to	$10.90	$2,463	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2011	326	$14.22	to	$14.30	$4,655	0.94%	0.65%	to	0.85%	(17.42) %	to	(17.25) %
2010	326	$17.22	to	$17.28	$5,622	0.23%	0.65%	to	0.85%	27.56%	to	27.91%
2009	145	$13.50	to	$13.51	$1,962	0.00%	0.65%	to	0.85%	35.00%	to	35.10%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2011	346	$19.88	to	$12.28	$4,585	0.00%	0.65%	to	0.85%	(0.45) %	to	(0.24) %
2010	351	$19.97	to	$12.31	$4,789	0.00%	0.65%	to	0.85%	34.39%	to	34.68%
2009	326	$14.86	to	$9.14	$3,207	0.00%	0.65%	to	0.85%	39.14%	to	39.33%
2008	394	$10.68	to	$6.56	$2,780	0.00%	0.65%	to	0.85%	(44.83) %	to	(44.69) %
2007	431	$19.36	to	$11.86	$5,492	0.00%	0.65%	to	0.85%	21.30%	to	21.52%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2011	247	$17.15	to	$14.10	$3,766	0.14%	0.65%	to	0.85%	(6.34) %	to	(6.13) %
2010	279	$18.31	to	$15.02	$4,521	0.76%	0.65%	to	0.85%	22.72%	to	22.91%
2009	296	$14.92	to	$12.22	$3,875	0.00%	0.65%	to	0.85%	46.42%	to	46.88%
2008	278	$10.19	to	$8.32	$2,568	1.95%	0.65%	to	0.85%	(40.58) %	to	(40.53) %
2007	281	$17.15	to	$13.99	$4,270	0.62%	0.65%	to	0.85%	5.73%	to	5.98%

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
2011	510	$20.43	$10,545	1.01%	0.85%	(1.21) %
2010	595	$20.68	$12,357	0.75%	0.85%	12.43%
2009	691	$18.39	$12,760	0.66%	0.85%	46.30%
2008	759	$12.57	$9,580	0.23%	0.85%	(46.62) %
2007	881	$23.55	$20,797	0.33%	0.85%	18.94%
ALGER MID CAP GROWTH PORTFOLIO
2011	147	$14.31	$2,101	0.34%	0.85%	(9.03) %
2010	178	$15.73	$2,792	0.00%	0.85%	18.37%
2009	221	$13.29	$2,939	0.00%	0.85%	50.51%
2008	223	$8.83	$1,968	0.17%	0.85%	(58.46) %
2007	314	$21.40	$6,717	0.00%	0.85%	30.49%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
(Effective date 05/01/2006)
2011	41	$9.68	$395	1.40%	0.85%	5.45%
2010	60	$9.18	$551	0.00%	0.85%	12.08%
2009	66	$8.19	$544	4.10%	0.85%	19.74%
2008	85	$6.84	$580	2.15%	0.85%	(41.09) %
2007	114	$11.61	$1,319	1.70%	0.85%	4.22%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
(Effective date 05/01/2006)
2011	57	$9.59	$549	0.00%	0.85%	0.42%
2010	59	$9.55	$561	0.27%	0.85%	14.07%
2009	60	$8.37	$504	0.00%	0.85%	32.02%
2008	72	$6.34	$458	0.00%	0.85%	(42.93) %
2007	81	$11.11	$899	0.00%	0.85%	12.11%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2011	262	$11.79	$3,114	3.20%	0.85%	(16.56) %
2010	350	$14.13	$4,977	2.06%	0.85%	11.92%
2009	412	$12.63	$5,224	4.62%	0.85%	38.49%
2008	539	$9.12	$4,922	0.00%	0.85%	(49.31) %
2007	630	$17.99	$11,324	1.84%	0.85%	17.12%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	200	$6.09	$1,220	3.57%	0.85%	(19.97) %
2010	309	$7.61	$2,353	2.88%	0.85%	3.73%
2009	472	$7.34	$3,464	1.45%	0.85%	33.70%
2008	570	$5.49	$3,129	1.18%	0.85%	(53.63) %
2007	643	$11.84	$7,607	1.19%	0.85%	4.96%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	136	$10.92	$1,488	0.47%	0.85%	(9.15) %
2010	160	$12.02	$1,929	0.61%	0.85%	25.82%
2009	173	$9.55	$1,650	1.01%	0.85%	41.69%
2008	135	$6.74	$913	0.59%	0.85%	(36.17) %
2007	114	$10.56	$1,199	1.30%	0.85%	0.86%
AMERICAN CENTURY VP BALANCED FUND
2011	138	$14.61	$2,015	1.86%	0.85%	4.43%
2010	160	$13.99	$2,237	1.89%	0.85%	10.71%
2009	161	$12.64	$2,035	5.01%	0.85%	14.49%
2008	152	$11.04	$1,682	2.60%	0.85%	(20.97) %
2007	167	$13.97	$2,327	2.08%	0.85%	4.02%
AMERICAN CENTURY VP INTERNATIONAL FUND
2011	138	$17.63	$2,511	1.49%	0.85%	(12.77) %
2010	178	$20.21	$3,685	2.39%	0.85%	12.31%
2009	218	$17.99	$4,005	2.16%	0.85%	32.57%
2008	273	$13.57	$3,792	0.86%	0.85%	(45.28) %
2007	370	$24.80	$9,178	0.70%	0.85%	17.04%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2011	24	$15.19	$358	1.29%	0.85%	(1.68) %
2010	16	$15.45	$243	2.30%	0.85%	17.99%
2009	8	$13.09	$105	1.33%	0.85%	30.90%
AMERICAN CENTURY VP VALUE FUND
2011	276	$14.74	$4,081	2.01%	0.85%	0.20%
2010	298	$14.71	$4,395	2.23%	0.85%	12.44%
2009	323	$13.08	$4,239	5.91%	0.85%	18.80%
2008	395	$11.01	$4,352	2.56%	0.85%	(27.37) %
2007	548	$15.16	$8,314	1.59%	0.85%	(5.96) %
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2011	11	$13.46	$152	0.00%	0.85%	(12.88) %
2010	7	$15.45	$107	0.00%	0.85%	16.15%
2009	12	$13.30	$158	0.00%	0.85%	33.00%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2011	119	$9.26	$1,099	0.00%	0.85%	(7.40) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2011	3	$14.74	$51	0.96%	0.85%	(6.94) %
2010	31	$15.84	$495	0.57%	0.85%	25.39%
2009	2	$12.63	$26	0.38%	0.85%	26.30%
DELAWARE VIP SMALL CAP VALUE SERIES
2011	147	$20.12	$2,976	0.52%	0.85%	(2.19) %
2010	190	$20.57	$3,936	0.64%	0.85%	31.15%
2009	200	$15.68	$3,144	0.97%	0.85%	30.67%
2008	217	$12.00	$2,606	0.82%	0.85%	(30.48) %
2007	279	$17.26	$4,808	0.52%	0.85%	(7.40) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2011	155	$13.49	$2,111	1.10%	0.85%	7.23%
2010	145	$12.58	$1,842	0.00%	0.85%	35.16%
2009	56	$9.31	$522	0.00%	0.85%	44.12%
2008	13	$6.46	$86	0.00%	0.85%	(41.00) %
2007	25	$10.95	$272	0.00%	0.85%	11.96%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2011	22	$15.40	$334	0.56%	0.85%	(0.45) %
2010	34	$15.47	$521	1.08%	0.85%	26.03%
2009	48	$12.28	$583	1.65%	0.85%	34.35%
2008	70	$9.14	$636	0.91%	0.85%	(40.88) %
2007	75	$15.46	$1,167	0.43%	0.85%	0.59%
DREYFUS VIF APPRECIATION PORTFOLIO
2011	437	$12.49	$5,617	1.63%	0.85%	8.14%
2010	427	$11.55	$5,071	2.13%	0.85%	14.30%
2009	403	$10.10	$4,164	2.70%	0.85%	21.39%
2008	501	$8.32	$4,271	2.05%	0.85%	(30.08) %
2007	625	$11.90	$7,591	1.58%	0.85%	6.16%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2011	93	$10.13	$948	1.23%	0.85%	(3.62) %
2010	124	$10.51	$1,303	1.17%	0.85%	17.63%
2009	157	$8.93	$1,402	1.32%	0.85%	27.57%
2008	187	$7.00	$1,311	0.65%	0.85%	(40.88) %
2007	213	$11.84	$2,527	0.74%	0.85%	7.54%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2011	3	$10.78	$37	0.40%	0.85%	(14.51) %
2010	4	$12.61	$47	0.80%	0.85%	30.00%
2009	5	$9.70	$48	1.67%	0.85%	25.00%
2008	6	$7.76	$45	0.96%	0.85%	(38.12) %
2007	11	$12.54	$140	0.79%	0.85%	(11.81) %
DWS BLUE CHIP VIP PORTFOLIO
(Effective date 05/01/2006)
2011	150	$9.97	$1,506	1.12%	0.85%	(1.38) %
2010	170	$10.11	$1,717	1.55%	0.85%	12.85%
2009	171	$8.96	$1,530	1.85%	0.85%	32.94%
2008	103	$6.74	$692	1.79%	0.85%	(39.06) %
2007	102	$11.06	$1,133	0.98%	0.85%	2.60%
DWS CAPITAL GROWTH VIP PORTFOLIO
2011	247	$10.16	$2,554	0.66%	0.85%	(5.31) %
2010	225	$10.73	$2,440	0.87%	0.85%	15.77%
2009	258	$9.27	$2,410	1.41%	0.85%	25.78%
2008	295	$7.37	$2,205	1.05%	0.85%	(33.54) %
2007	228	$11.09	$2,573	0.63%	0.85%	11.68%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2006)
2011	100	$10.45	$1,062	1.16%	0.85%	(6.86) %
2010	150	$11.22	$1,708	1.29%	0.85%	22.06%
2009	146	$9.19	$1,345	1.91%	0.85%	28.53%
2008	160	$7.15	$1,151	1.66%	0.85%	(33.98) %
2007	124	$10.83	$1,341	1.15%	0.85%	2.27%
DWS GROWTH & INCOME VIP PORTFOLIO
2011	42	$9.10	$388	1.28%	0.85%	(0.98) %
2010	45	$9.19	$421	1.71%	0.85%	13.38%
2009	65	$8.11	$535	2.28%	0.85%	33.17%
2008	70	$6.09	$429	1.98%	0.85%	(38.86) %
2007	74	$9.96	$735	1.20%	0.85%	0.50%
DWS LARGE CAP VALUE VIP PORTFOLIO
2011	186	$11.46	$2,138	1.26%	0.85%	(0.95) %
2010	97	$11.57	$1,125	1.93%	0.85%	9.83%
2009	98	$10.53	$1,036	2.46%	0.85%	24.32%
2008	146	$8.47	$1,235	1.87%	0.85%	(36.98) %
2007	64	$13.44	$857	1.75%	0.85%	12.19%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

DWS SMALL CAP INDEX VIP PORTFOLIO
2011	340	$17.11	$5,861	0.89%	0.85%	(5.21) %
2010	368	$18.05	$6,675	0.92%	0.85%	25.32%
2009	389	$14.40	$5,626	1.81%	0.85%	25.44%
2008	456	$11.48	$5,237	1.64%	0.85%	(34.66) %
2007	523	$17.57	$9,193	0.90%	0.85%	(2.71) %
FEDERATED CAPITAL APPRECIATION FUND II
2011	172	$15.05	$2,616	0.73%	0.85%	(6.11) %
2010	195	$16.03	$3,152	2.09%	0.85%	12.08%
2009	242	$14.30	$3,479	2.78%	0.85%	13.76%
2008	374	$12.57	$4,729	1.93%	0.85%	(34.36) %
2007	459	$19.15	$8,839	1.52%	0.85%	(10.43) %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2011	1,204	$19.26	$23,445	4.16%	0.85%	4.84%
2010	1,324	$18.37	$24,387	4.51%	0.85%	4.30%
2009	1,554	$17.61	$27,428	5.14%	0.85%	4.32%
2008	1,772	$16.88	$29,978	4.92%	0.85%	3.37%
2007	1,881	$16.33	$30,802	4.40%	0.85%	5.42%
FEDERATED MANAGED VOLATILITY FUND II
2011	41	$15.57	$639	3.96%	0.85%	3.94%
2010	45	$14.98	$681	6.04%	0.85%	11.10%
2009	51	$13.48	$681	6.27%	0.85%	27.17%
2008	55	$10.60	$583	5.72%	0.85%	(21.07) %
2007	61	$13.43	$815	4.98%	0.85%	3.15%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Effective date 05/01/2006)
2011	85	$10.18	$866	0.72%	0.85%	(4.50) %
2010	103	$10.66	$1,100	0.77%	0.85%	27.10%
2009	94	$8.39	$790	1.64%	0.85%	28.09%
2008	54	$6.55	$355	1.14%	0.85%	(33.57) %
2007	52	$9.86	$515	0.62%	0.85%	(3.24) %
FRANKLIN TEMPLETON FOREIGN SECURITIES FUND
(Effective date 04/30/2010)
2011	41	$9.57	$396	1.97%	0.85%	(11.39) %
2010	17	$10.80	$184	0.34%	0.85%	8.00%
INVESCO V.I. CORE EQUITY FUND
2011	231	$19.65	$4,545	0.96%	0.85%	(0.91) %
2010	255	$19.83	$5,053	0.97%	0.85%	8.65%
2009	278	$18.25	$5,082	1.73%	0.85%	27.18%
2008	340	$14.35	$4,877	2.08%	0.85%	(30.71) %
2007	396	$20.71	$8,202	1.03%	0.85%	7.19%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

INVESCO V.I. HIGH YIELD FUND
2011	141	$18.29	$2,587	7.18%	0.85%	0.11%
2010	172	$18.27	$3,133	9.74%	0.85%	12.64%
2009	207	$16.22	$3,357	8.14%	0.85%	51.45%
2008	261	$10.71	$2,799	8.75%	0.85%	(26.29) %
2007	351	$14.53	$5,105	6.46%	0.85%	0.35%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2006)
2011	172	$10.36	$1,793	1.56%	0.85%	(7.50) %
2010	197	$11.20	$2,220	2.47%	0.85%	11.92%
2009	195	$10.01	$1,947	1.88%	0.85%	34.18%
2008	149	$7.46	$1,110	0.44%	0.85%	(40.89) %
2007	230	$12.62	$2,909	0.50%	0.85%	13.69%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2011	18	$13.11	$239	0.32%	0.85%	(7.15) %
2010	16	$14.12	$225	0.66%	0.85%	13.12%
2009	11	$12.48	$135	1.95%	0.85%	24.80%

INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2011	31	$15.30	$472	0.00%	0.85%	(1.61) %
2010	22	$15.55	$344	0.00%	0.85%	27.49%
2009	6	$12.20	$73	0.13%	0.85%	22.00%
INVESCO V.I. TECHNOLOGY FUND
2011	537	$2.73	$1,470	0.17%	0.85%	(5.86) %
2010	674	$2.90	$1,959	0.00%	0.85%	20.35%
2009	750	$2.41	$1,811	0.00%	0.85%	56.49%
2008	966	$1.54	$1,498	0.00%	0.85%	(45.20) %
2007	1,575	$2.81	$4,429	0.00%	0.85%	6.84%
INVESCO VAN KAMPEN VI COMSTOCK FUND
2011	60	$10.83	$655	1.82%	0.85%	(2.70) %
2010	82	$11.13	$911	0.13%	0.85%	15.01%
2009	77	$9.68	$743	4.61%	0.85%	27.70%
2008	56	$7.58	$427	2.69%	0.85%	(36.20) %
2007	75	$11.88	$892	1.84%	0.85%	(2.86) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2011	147	$11.66	$1,728	1.20%	0.85%	(2.83) %
2010	159	$12.00	$1,909	0.10%	0.85%	11.59%
2009	190	$10.75	$2,052	4.02%	0.85%	23.28%
2008	185	$8.72	$1,621	2.45%	0.85%	(32.61) %
2007	190	$12.94	$2,462	1.39%	0.85%	1.89%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2011	122	$16.69	$2,081	2.55%	0.85%	0.79%
2010	143	$16.56	$2,426	2.78%	0.85%	7.45%
2009	167	$15.41	$2,569	2.91%	0.85%	24.78%
2008	226	$12.35	$2,791	2.64%	0.85%	(16.55) %
2007	290	$14.80	$4,289	2.41%	0.85%	9.63%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	452	$11.64	$5,255	2.41%	0.85%	0.52%
2010	455	$11.58	$5,263	2.66%	0.85%	7.23%
2009	436	$10.80	$4,713	2.83%	0.85%	24.57%
2008	318	$8.67	$2,754	2.78%	0.85%	(16.79) %
2007	140	$10.42	$1,457	2.34%	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2011	581	$19.80	$11,586	7.31%	0.85%	5.83%
2010	716	$18.71	$13,471	6.13%	0.85%	7.08%
2009	836	$17.47	$14,655	4.36%	0.85%	12.28%
2008	997	$15.56	$15,582	4.22%	0.85%	5.06%
2007	1,239	$14.81	$18,413	4.62%	0.85%	6.16%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	581	$13.78	$8,013	6.79%	0.85%	5.43%
2010	581	$13.07	$7,586	5.56%	0.85%	6.85%
2009	522	$12.23	$6,391	4.33%	0.85%	12.00%
2008	311	$10.92	$3,395	3.97%	0.85%	4.80%
2007	245	$10.42	$2,551	4.38%	0.85%	4.20%
JANUS ASPEN JANUS PORTFOLIO
2011	401	$16.79	$6,768	0.59%	0.85%	(6.10) %
2010	437	$17.88	$7,851	1.09%	0.85%	13.55%
2009	497	$15.75	$7,849	0.54%	0.85%	35.19%
2008	581	$11.65	$6,790	0.74%	0.85%	(40.23) %
2007	664	$19.49	$12,976	0.70%	0.85%	14.11%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2011	341	$21.63	$7,398	0.47%	0.85%	(32.74) %
2010	504	$32.16	$16,251	0.69%	0.85%	24.25%
2009	586	$25.88	$15,202	0.56%	0.85%	77.99%
2008	699	$14.54	$10,186	2.81%	0.85%	(52.51) %
2007	941	$30.62	$28,860	0.63%	0.85%	27.27%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	365	$8.32	$3,036	0.39%	0.85%	(32.96) %
2010	571	$12.41	$7,085	0.51%	0.85%	23.95%
2009	660	$10.01	$6,609	0.46%	0.85%	77.48%
2008	343	$5.64	$1,935	2.90%	0.85%	(52.61) %
2007	491	$11.90	$5,841	0.26%	0.85%	19.00%
JANUS ASPEN WORLDWIDE PORTFOLIO
2011	397	$15.70	$6,293	0.57%	0.85%	(14.49) %
2010	446	$18.36	$8,248	0.61%	0.85%	14.85%
2009	522	$15.99	$8,403	1.40%	0.85%	36.55%
2008	599	$11.71	$7,070	1.19%	0.85%	(45.13) %
2007	677	$21.34	$14,544	0.74%	0.85%	8.71%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	181	$14.48	$2,617	1.59%	0.85%	(18.70) %
2010	226	$17.81	$4,018	1.49%	0.85%	21.65%
2009	149	$14.64	$2,188	4.36%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2011	378	$21.56	$8,203	0.00%	0.85%	3.16%
2010	426	$20.90	$8,953	0.00%	0.85%	25.29%
2009	461	$16.68	$7,717	0.00%	0.85%	37.17%
2008	555	$12.16	$6,785	0.00%	0.85%	(39.65) %
2007	679	$20.15	$13,749	0.00%	0.85%	2.54%
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2011	126	$13.77	$1,741	1.19%	0.85%	(2.62) %
2010	93	$14.14	$1,313	0.98%	0.85%	7.89%
2009	28	$13.11	$365	0.00%	0.85%	31.10%
MFS UTILITIES FUND
(Effective date 05/01/2008)
2011	167	$9.89	$1,652	3.28%	0.85%	5.66%
2010	117	$9.36	$1,097	2.83%	0.85%	12.51%
2009	297	$8.32	$2,468	1.92%	0.85%	31.85%
2008	31	$6.31	$195	0.00%	0.85%	(36.90) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

NEUBERGER BERMAN AMT REGENCY PORTFOLIO
(Effective date 05/01/2006)
2011	8	$9.37	$74	0.40%	0.85%	(7.41) %
2010	8	$10.12	$85	0.32%	0.85%	24.87%
2009	9	$8.10	$73	0.62%	0.85%	44.90%
2008	34	$5.59	$189	0.59%	0.85%	(46.40) %
2007	23	$10.43	$237	0.33%	0.85%	2.15%
NVIT MID CAP INDEX FUND
2011	117	$18.17	$2,178	0.65%	0.85%	(3.51) %
2010	132	$18.83	$2,514	1.00%	0.85%	24.80%
2009	133	$15.09	$2,017	0.73%	0.85%	35.34%
2008	160	$11.15	$1,780	1.06%	0.85%	(37.15) %
2007	200	$17.74	$3,544	1.20%	0.85%	6.48%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2011	425	$18.32	$7,847	1.27%	0.85%	(9.04) %
2010	478	$20.14	$9,701	1.44%	0.85%	14.97%
2009	514	$17.52	$9,061	2.30%	0.85%	38.61%
2008	596	$12.64	$7,598	1.63%	0.85%	(40.69) %
2007	750	$21.31	$16,096	1.38%	0.85%	5.39%
PIMCO VIT HIGH YIELD PORTFOLIO
2011	437	$16.54	$7,243	6.95%	0.85%	2.48%
2010	483	$16.14	$7,814	7.24%	0.85%	13.48%
2009	577	$14.22	$8,222	8.67%	0.85%	39.00%
2008	349	$10.23	$3,576	7.70%	0.85%	(24.11) %
2007	451	$13.48	$6,084	6.99%	0.85%	2.67%
PIMCO VIT LOW DURATION PORTFOLIO
2011	1,432	$12.83	$18,529	1.68%	0.85%	0.23%
2010	1,368	$12.80	$17,653	1.63%	0.85%	4.41%
2009	1,272	$12.26	$15,741	3.54%	0.85%	12.37%
2008	1,186	$10.91	$13,061	4.08%	0.85%	(1.27) %
2007	1,428	$11.05	$15,891	4.77%	0.85%	6.45%
PIMCO VIT TOTAL RETURN PORTFOLIO
2011	1,952	$14.46	$28,272	2.63%	0.85%	2.77%
2010	2,103	$14.07	$29,633	2.41%	0.85%	7.18%
2009	2,209	$13.13	$29,048	5.17%	0.85%	13.09%
2008	1,691	$11.61	$19,691	4.46%	0.85%	3.94%
2007	1,373	$11.17	$15,341	4.82%	0.85%	7.82%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

PIONEER FUND VCT PORTFOLIO
2011	140	$13.71	$1,922	1.54%	0.85%	(5.12) %
2010	164	$14.45	$2,364	1.37%	0.85%	15.06%
2009	190	$12.56	$2,386	1.78%	0.85%	24.11%
2008	234	$10.12	$2,370	5.96%	0.85%	(34.79) %
2007	280	$15.52	$4,351	1.20%	0.85%	4.09%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2011	224	$14.93	$3,349	0.00%	0.85%	(3.11) %
2010	249	$15.41	$3,851	0.00%	0.85%	19.20%
2009	310	$12.93	$4,009	0.00%	0.85%	43.35%
2008	299	$9.02	$2,701	0.00%	0.85%	(36.03) %
2007	352	$14.10	$4,972	0.00%	0.85%	(4.67) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 05/01/2006)
2011	33	$9.88	$329	0.60%	0.85%	(6.62) %
2010	61	$10.58	$643	0.91%	0.85%	16.85%
2009	68	$9.05	$614	1.42%	0.85%	24.14%
2008	34	$7.29	$251	0.89%	0.85%	(34.32) %
2007	24	$11.10	$269	0.98%	0.85%	4.42%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2011	35	$11.07	$396	0.18%	0.85%	(4.65) %
2010	40	$11.61	$468	0.17%	0.85%	10.51%
2009	32	$10.51	$333	0.85%	0.85%	36.49%
2008	40	$7.70	$308	0.82%	0.85%	(38.94) %
2007	88	$12.61	$1,106	0.57%	0.85%	7.96%
PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	122	$10.84	$1,321	2.42%	0.85%	5.96%
2010	40	$10.23	$411	0.00%	0.85%	2.30%
PUTNAM VT EQUITY INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	49	$10.72	$525	1.22%	0.85%	1.04%
2010	8	$10.61	$81	0.00%	0.85%	6.10%
PUTNAM VT GLOBAL HEALTHCARE IB PORTFOLIO
(Effective date 05/02/2011)
2011	27	$8.57	$237	0.00%	0.85%	(14.30) %
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2011	88	$14.93	$1,311	0.27%	0.85%	(4.42) %
2010	85	$15.62	$1,322	0.17%	0.85%	19.27%
2009	24	$13.10	$318	0.00%	0.85%	31.00%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2011	418	$19.74	$8,285	1.73%	0.85%	(1.84) %
2010	475	$20.11	$9,585	2.46%	0.85%	12.67%
2009	491	$17.85	$8,790	2.79%	0.85%	22.93%
2008	562	$14.52	$8,156	2.32%	0.85%	(31.89) %
2007	674	$21.32	$14,375	2.28%	0.85%	4.72%
SCHWAB MONEY MARKET PORTFOLIO
2011	3,217	$13.36	$43,164	0.01%	0.85%	(0.82) %
2010	3,213	$13.47	$43,313	0.01%	0.85%	(0.82) %
2009	3,521	$13.58	$47,858	0.12%	0.85%	(0.73) %
2008	5,003	$13.68	$68,637	2.11%	0.85%	1.26%
2007	4,866	$13.51	$65,967	4.62%	0.85%	3.84%
SCHWAB S&P 500 INDEX PORTFOLIO
2011	2,449	$19.76	$48,841	1.76%	0.85%	1.02%
2010	2,692	$19.56	$52,929	2.02%	0.85%	13.72%
2009	2,900	$17.20	$50,105	2.57%	0.85%	25.09%
2008	3,334	$13.75	$46,082	1.98%	0.85%	(37.10) %
2007	3,628	$21.86	$79,551	1.44%	0.85%	4.49%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2011	15	$11.95	$176	2.36%	0.85%	6.13%
2010	61	$11.26	$688	5.43%	0.85%	6.46%
2009	7	$10.58	$77	8.41%	0.85%	5.80%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2011	17	$14.67	$250	1.90%	0.85%	1.24%
2010	6	$14.49	$94	1.46%	0.85%	14.80%
2009	6	$12.62	$71	5.07%	0.85%	26.20%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2011	13	$15.81	$203	0.00%	0.85%	2.13%
2010	8	$15.48	$117	0.14%	0.85%	22.74%
2009	2	$12.61	$29	1.14%	0.85%	26.10%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2011	107	$6.92	$740	1.56%	0.85%	(21.90) %
2010	183	$8.86	$1,625	3.84%	0.85%	13.06%
2009	222	$7.84	$1,741	0.00%	0.85%	44.12%
2008	283	$5.44	$1,539	0.85%	0.85%	(44.09) %
2007	363	$9.73	$3,531	2.29%	0.85%	(5.63) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
Schwab Select Annuity:	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

INVESTMENT DIVISIONS

TOUCHSTONE MID CAP GROWTH FUND
(Effective date 05/01/2009)
2011	19	$13.92	$260	0.23%	0.85%	(12.07) %
2010	25	$15.83	$388	0.34%	0.85%	20.60%
2009	4	$13.13	$51	0.20%	0.85%	31.30%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2011	267	$30.80	$8,269	0.87%	0.85%	5.01%
2010	299	$29.33	$8,761	2.20%	0.85%	28.86%
2009	308	$22.76	$7,002	3.28%	0.85%	27.29%
2008	339	$17.88	$6,068	3.44%	0.85%	(38.43) %
2007	401	$29.04	$11,659	1.06%	0.85%	(17.78) %
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2011	203	$12.29	$2,497	5.63%	0.85%	7.15%
2010	131	$11.47	$1,499	2.20%	0.85%	5.34%
2009	47	$10.89	$507	0.00%	0.85%	8.90%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
(Effective date 05/01/2006)
2011	134	$11.01	$1,514	0.14%	0.85%	(6.30) %
2010	126	$11.75	$1,509	0.76%	0.85%	22.69%
2009	118	$9.58	$1,142	0.00%	0.85%	46.48%
2008	91	$6.54	$593	2.13%	0.85%	(40.60) %
2007	53	$11.01	$584	0.63%	0.85%	5.76%
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2011	164	$14.07	$2,346	0.68%	0.85%	(8.04) %
2010	198	$15.30	$3,057	1.48%	0.85%	16.27%
2009	223	$13.16	$2,963	1.22%	0.85%	58.75%
2008	283	$8.29	$2,378	0.00%	0.85%	(44.99) %
2007	362	$15.07	$5,544	0.02%	0.85%	(1.50) %

(Concluded)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2011 and 2010, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2011, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b) Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6)(a) Articles of Incorporation of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549).

(6)(b) Bylaws of Depositor is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7) Not applicable.

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(c) Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBerstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBerstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(8)(d) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(c) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(e) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(f) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(h) Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(i) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(j) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(k) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).
(8)(l) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement

on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(m) Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(n) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(o) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(p) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(q) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(r) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(s) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(8)(t) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(u) Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(v) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Registrant’s Post Effective Amendment No. 14 to the Registration Statement filed to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(w) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(x) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of First Great-West Life & Annuity Insurance Company on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(y) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(z) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(aa) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(bb) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(cc) Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(dd) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(ee) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, (File No. 333-52956).

(10)      (a)  Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13)(a)

Powers of Attorney for Messrs. Balog, Bernbach, Dackow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement, filed on April 26, 2007 (File No. 333-52956).

(13)(b)

Powers of Attorney for Messrs. Orr, Mackness, and P. Ryan are incorporated by reference to the Registrant’s Post Effective Amendment No. 19 to the Registration Statement, filed on April 25, 2008 (File no. 333-52956).

(13)(c)	Power of Attorney for Mr. McFeetors is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File no. 333-52956).

(13)(d)

Powers of Attorney for Messrs. Rousseau, Royer, and T. Ryan, Jr. are incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.L. McFeetors	(1)	Chairman of the Board

J. Balog	785 St. Anne’s Lane Vero Beach, Florida 32967	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

R.J. Orr	(4)	Director

M. Plessis-Bélair	(4)	Director

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

P.K. Ryan	(4)	Director

T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.P. Nelson	(2)	President, Great-West Retirement Services

C.H. Cumming	(2)	Senior Vice President, Defined Contribution Markets

M.R. Edwards	(2)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President, Investments

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

G.R. McDonald	(2)	Senior Vice President, Corporate Resources

S.A. Miller	(3)	Senior Vice President and Chief Information Officer

G.E. Seller	18111 Von Karman Avenue, #560 Irvine, CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

C.S. Toucher	(2)	Senior Vice President, Investments

J. Van Harmelen	(2)	Senior Vice President and Controller

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/11

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais

99.999% - Pansolo Holding Inc.

100% - 3876357 Canada Inc.

100% - 3439496 Canada Inc.

100% - Capucines Investments Corporation

  32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)

94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)

53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2011 411,042,894 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,590,614.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.62% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 60.95%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

    66.06% - Power Financial Corporation

        68.24% - Great-West Lifeco Inc.

            100.0% - Great-West Financial (Canada) Inc.

                100.0% - Great-West Financial (Nova Scotia) Co.

                    100.0% - Great-West Lifeco U.S. Inc.

                         100.0% - GWL&A Financial Inc.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

  60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

  60.0% - Great-West Life & Annuity Insurance Capital, LLC

  60.0% - Great-West Life & Annuity Insurance Capital, LLC II

100.0% - Great-West Life & Annuity Insurance Company

   100.0% - First Great-West Life & Annuity Insurance Company

   100.0% - Advised Assets Group, LLC

   100.0% - GWFS Equities, Inc.

  100.0% - Great-West Life & Annuity Insurance Company of South Carolina

  100.0% - Emjay Corporation

  100.0% - FASCore, LLC

   50.0% - Westkin Properties Ltd.

   59.92% - Maxim Series Fund, Inc.

  100.0% - GW Capital Management, LLC

  100.0% - Orchard Trust Company, LLC

  100.0% - Lottery Receivables Company One LLC

  100.0% - LR Company II, L.L.C.

  100.0% - Singer Collateral Trust IV

  100.0% - Singer Collateral Trust V

  43.87% - 2001 Books Holdings, LLC

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

            68.24% - Great-West Lifeco Inc.

                100.0% - Great-West Financial (Canada) Inc.

                    100.0% - Great-West Financial (Nova Scotia) Co.

                        100% - Great-West Lifeco U.S. Inc.

                             100% - Putnam Investments, LLC

                                 100.0% - Putnam Acquisition Financing Inc.

                                     100.0% - Putnam Acquisition Financing LLC

                                         100.0% - Putnam U.S. Holdings, LLC

                                             100.0% - The Putnam Advisory Company, LLC

                                             100.0% - Putnam Investment Management, LLC

                                             100.0% - Putnam Fiduciary Trust Company (NH)

                                             100.0% - Putnam Investor Services, Inc.

                                             100.0% - Putnam U.S. Holdings I, LLC

100.0% - Putnam Retail Management GP, Inc.

99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)

80.0% - PanAgora Asset Management, Inc.

100.0% - Putnam GP Inc.

99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)

100.0% - Putnam Investment Holdings, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Aviation Holdings, LLC

100.0% - Putnam Capital, LLC

80.0% - TH Lee Putnam Capital Management, LLC

                             100.0% - Putnam International Holdings LLC

100.0% - Putnam Investments Inc. (Canada)

100.0% - Putnam Investments (Ireland) Limited

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd. (Japan)

100.0% - Putnam International Distributors, Ltd. (Cayman)

  100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments Limited (U.K.)

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

            68.24% - Great-West Lifeco Inc.

                100.0% - 2142540 Ontario Inc.

                    100.0% - Great-West Lifeco Finance (Delaware) LP

                        100.0% - Great-West Lifeco Finance (Delaware) LLC

                100.0% - 2023308 Ontario Inc.

                        100.0% - Great-West Life & Annuity Insurance Capital, LP

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

40.0% - Great-West Life & Annuity Insurance Capital, LLC

                        100.0% - Great-West Life & Annuity Insurance Capital, LP II

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

40.0% - Great-West Life & Annuity Insurance Capital, LLC II

                100.0% - 2171866 Ontario Inc

                    100.0% - Great-West Lifeco Finance (Delaware) LP II

                        100.0% - Great-West Lifeco Finance (Delaware) LLC II

                100.0% - 2023310 Ontario Inc.

                100.0% - 2023311 Ontario Inc.

                100.0% - 6109756 Canada Inc.

                100.0% - 6922023 Canada Inc.

                100.0% - The Great-West Life Assurance Company

71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

100.0% - Great-West Investors GP Inc.

100.0% - Great-West Investors LP

100.0% - T.H. Lee Interests

                        100.0% - GWL Realty Advisors Inc.

100.0% - GWL Realty Advisors U.S., Inc.

100.0% - RA Real Estate Inc.

        0.1% RMA Real Estate LP

100.0% - Vertica Resident Services Inc.

100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)

100.0% - GLC Asset Management Group Ltd.

100.0% - 801611 Ontario Limited

100.0% - 118050 Canada Inc.

100.0% - 1213763 Ontario Inc.

99.9%- Riverside II Limited Partnership

  70.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

100.0% - The Owner: Condominium Plan No 8510578

  50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

  65.0% - The Walmer Road Limited Partnership

  50.0% - Laurier House Apartments Limited

100.0% - 2024071 Ontario Limited

100.0% - 431687 Ontario Limited

0.1% - Riverside II Limited Partnership

100.0% - High Park Bayview Inc.

  75.0% - High Park Bayview Limited Partnership

    5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100.0% - 647679 B.C. Ltd.

100.0% - Red Mile Acquisitions Inc.

  70.0% -TGS North American Real Estate Investment Trust

100.0% - TGS Trust

  70.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]

100.0% - RMA American Realty Corp.

1%- RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

  70.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

  70.0% - KS Village (Millstream) Inc.

  70.0% - 0726861 B.C. Ltd.

  70.0% - Trop Beau Developments Limited

  70.0% - Kelowna Central Park Properties Ltd.

  70.0% - Kelowna Central Park Phase II Properties Ltd.

  40.0% - PVS Preferred Vision Services

100.0% - London Insurance Group Inc.

100.0% - Trivest Insurance Network Limited

100.0% - London Life Insurance Company

100.00% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

  30.0% - Kings Cross Shopping Centre Ltd.

  30.0% - 0726861 B.C. Ltd.

  30.0% - TGS North American Real Estate Investment Trust

100.0% - TGS Trust

  30.0% - RMA Investment Company (Formerly TGS Investment Company)

100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)

100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)

100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

100.0% - 1218023 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

100.0% - 1214931 Alberta Ltd.

50% - special shares in RMA (U.S.) Realty LLC (Delaware)

  30.0% - RMA Real Estate LP

100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 3853071 Canada Limited

  50.0% - Laurier House Apartments Limited

  30.0% - Kelowna Central Park Properties Ltd.

  30.0% - Kelowna Central Park Phase II Properties Ltd.

  30.0% - Trop Beau Developments Limited

100.0% - 4298098 Canada Inc.

  100.0% - GWLC Holdings Inc.

100% - GLC Reinsurance Corporation

  100.0% - 389288 B.C. Ltd.

  100.0% - Quadrus Investment Services Ltd.

  35.0% - The Walmer Road Limited Partnership

  100.0% - 177545 Canada Limited

  100.0% - Lonlife Financial Services Limited

  88.0% - Neighborhood Dental Services Ltd.

100.0% - Quadrus Distribution Services Ltd.

  100.0% - Toronto College Park Ltd.

      25.0% - High Park Bayview Limited Partnership

  30.0% - KS Village (Millstream) Inc.

  100.0% - London Life Financial Corporation

89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)

100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)

100.0% - London Life & Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - London Life International Reinsurance Corporation

100.0% - London Life Reinsurance Company

  15.2% - Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The Canada Life Assurance Company)

100.0% - Canada Life Financial Corporation

100.0% - The Canada Life Assurance Company

100.0% - Canada Life Brasil LTDA

100.0% - Canada Life Capital Corporation, Inc.

100.0% - Canada Life International Holdings, Limited

100.0% - Canada Life International Services Limited

100.0% - Canada Life International, Limited

100.0% - CLI Institutional Limited

100.0% - Canada Life Irish Holding Company, Limited

100.0% - Lifescape Limited

100.0% - Setanta Asset Management Limited

100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited

78.67% - Canada Life Assurance Europe Limited

100.0% - Canada Life Europe Management Services, Limited

21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life Assurance (Ireland), Limited

100.0% - F.S.D. Investments, Limited

100.0% - Canada Life International Re, Limited

100.0% - Canada Life Reinsurance International, Ltd.

100.0% - Canada Life Reinsurance, Ltd.

100.0% - The Canada Life Group (U.K.), Limited

100.0% - Canada Life Pension Managers & Trustees, Limited

100.0% - Canada Life Asset Management Limited

100.0% - Canada Life European Real Estate Limited

100% - Hotel Operations (Walsall) Limited

100.0% - Canada Life Trustee Services (U.K.), Limited

100.0% - CLFIS (U.K.), Limited

100.0% - Canada Life, Limited

100.0% - Canada Life (U.K.), Limited

100.0% - Albany Life Assurance Company, Limited

100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited

100.0% - Canada Life Fund Managers (U.K.), Limited

100.0% - Canada Life Group Services (U.K.), Limited

100.0% - Canada Life Holdings (U.K.), Limited

100.0% - Canada Life Irish Operations, Limited

100.0% - Canada Life Ireland Holdings, Limited.

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)

100.0% - Canada Life Finance (U.K.), Limited

100.0% - CLH International Capital Management Hungary, Limited Liability Company

100.0% -The Canada Life Insurance Company of Canada

94.4% - MAM Holdings Inc. (5.6% owned by GWL)

100.0% - Mountain Asset Management LLC

100.0% - CL Capital Management (Canada), Inc.

100.0% - GRS Securities, Inc.

100.0% - 587443 Ontario, Inc.

100.0% - Canada Life Mortgage Services, Ltd.

100.0% - Adason Properties, Limited

100.0% - Adason Realty, Ltd.

100.0% - Crown Life Insurance Company

  2.4% - Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by The Great-West Life Assurance Company)

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - 171263 Canada Inc.

66.06% - Power Financial Corporation

57.64% - IGM Financial Inc.

100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited

100.0% - I.G. Investment Management (Hong Kong) Limited

100.0% - Investors Group Trust Co. Ltd.

100.0% - 391102 B.C. Ltd.

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - I.G. Investment Management, Ltd.

100% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

19.63% - I.G. (Rockies) Corp.

100.0% - I.G. Investment Corp.

80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)

100.0% 4400020 Canada Inc. (Dissolution pending)

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation

25.0% - Strategic Charitable Giving Foundation

100.0% - Execuhold Investment Limited

100.0% - Winfund Software Corp.

100.0% - Anacle I Corporation

100.0% - Mackenzie M.E.F. Management Inc.

100.0% - Canterbury Common Inc.

100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation

100.0% - Multi-Class Investment Corp.

100.0% - MSP 2009 GP Inc.

100.0% - MSP 2010 GP Inc.

100.0% - MMLP GP Inc.

93.90% - Investment Planning Counsel Inc.

100.0% - IPC Investment Corporation

100.0% - 9132-2115 Quebec Inc.

100.0% - IPC Save Inc.

100.0% - IPC Estate Services Inc.

100.0% - IPC Securities Corporation

89.36% - IPC Portfolio Services Inc. (and 10.64% owned by advisors of IPC Portfolio Services Inc.)

100.0% - Counsel Portfolio Services Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

    100.0% - 171263 Canada Inc.

        66.06% - Power Financial Corporation

100.0% - Power Financial Europe B.V.

50.0% - Parjointco N.V.

  76.0% - Pargesa Holding SA (56.5% capital)

100.0% - Pargesa Netherlands B.V.

52.0% - Groupe Bruxelles Lambert (50.0% capital)

Capital

  6.9% - Suez Environment Company (1)

21.0% - Lafarge (2)

  9.8% - Pernod Ricard (1)

    0.2% - Iberdrola (1)

    10.0% - Arkema (1)

100.0% - Belgian Securities B.V.

Capital

57.0% - Imerys (1)

  100.0% - Brussels Securities

Capital

100.0% - Sagerpar

3.8% - Groupe Bruxelles Lambert

100.0% - GBL Overseas Finance N.V.

100.0% - GBL Treasury Center

Capital

100.0%- GBL Energy S.á.r.l.

Capital

4.0% - Total (1)

100.0% - GBL Verwaltung GmbH

100.0% - Immobilière Rue de Namur S.á.r.l.

100.0% - GBL Verwaltung S.à.r.l.

Capital

100.0% - GBL Investments Limited

100.0% - GBL R

5.2% - GDF SUEZ (1)

43.0% - ECP 1

42.4% - ECP 2

100.0% - ECP3

100.0% - Pargesa Compagnie S.A.

100.0% - Pargesa Netherlands B.V.

100.0% - SFPG

(1) Based on Company’s published capital as of December 31, 2011

(2) Based on Company’s published capital as of November 30, 2011

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada

100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltée

100.0% - La Presse, ltée

100.0% 7991347 Canada inc.

100.0% - Gesca Ventes Média Ltée

100.0% - Gesca Numérique Ltée

100.0% - 3855082 Canada Inc.

100.0% - Cyberpresse inc.

100.0% - 6645119 Canada Inc.

100.0% - Les Éditions La Presse II Inc.

100.0% - 3819787 Canada Inc.

100.0% - 3834310 Canada Inc.

20.0% - 3859282 Canada Inc.

100.0% - Square Victoria Digital Properties inc.

100.0% - 4400046 Canada Inc.

68.96% - 9059-2114 Québec Inc.

83.3 % VR Estates Inc.

97.74% - DuProprio Inc.

16.7% - VR Estates Inc.

100% - 0757075 B.C. Ltd.

0.1% - Lower Mainland Comfree LP

99.9% - Lower Mainland Comfree LP

100% - Comfree Commission Free Realty Inc.

100% - CF Real Estate First Inc.

100% - CF Real Estate Max Inc.

100% - CF Real Estate Ontario Inc.

100% - CF Real Estate Maritimes Inc.

100% - DP Immobilier Québec Inc.

100.0% - Les Productions La Presse Télé Ltée

100.0% - La Presse Télé Ltée

100.0% - La Presse Télé II Ltée

100.0% - La Presse Télé III Ltée

100.0% - Les Éditions Gesca Ltée

100.0% - Groupe Espaces Inc.

100.0% - Les Éditions La Presse Ltée

100.0% - (W.illi.am) 6657443 Canada Inc.

100.0% - 7787146 Canada Inc. (lerenard.ca)

  3.81% - Acquisio Inc.

50.0% - Workopolis Canada

25.0% - Olive Média

100.0% - Attitude Digitale Inc.

100.0% - Square Victoria C.P. Holding Inc.

33.3% - Canadian Press Enterprises Inc.

100.0% - Broadcast News Limited

100.0% - Press News Limited

100.0% - Pagemasters North America Inc.

100.0% - 7575343 Canada Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

99.9% - Power Pacific Corporation Limited

25.0% - Barrick Power Gold Corporation of China Limited

100.0% - Power Pacific Mauritius Limited

7.88% - Vimicro International Corporation

0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

4.3% - CITIC Pacific Limited

5.8% - Yaolan Limited

100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited

H.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

100.0% - Power Tek, LLC

100% - 3540529 Canada Inc.

100.0% - Gelprim Inc.

100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.

100.0% - Victoria Square Ventures Inc.

13.76% - Bellus Health Inc.

31.1% Potentia Solar Inc.

25% Les Remparts de Québec

100.0% - Power Communications Inc.

100.0% - Brazeau River Resources Investments Inc.

100.0% - Communications BP S.A.R.L

100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.

100% - Sagard Capital Partners GP, Inc.

100.0% - Sagard Capital Partners, L.P.

100.0% - Power Corporation of Canada Inc.

100.0% - Square Victoria Real Estate Inc.

100.0% - PL S.A.

100.0% - 4190297 Canada Inc.

100% Sagard Capital Partners Management Corp.

100.0% - Sagard S.A.S.

100.0% - Marquette Communications (1997) Corporation

  3.6% - Mitel Networks Corporation

100.0% - 4507037 Canada Inc.

100.0% - 4524781 Canada Inc.

100.0% - 4524799 Canada Inc.

100.0% - 4524802 Canada Inc.

I.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 4400020 Canada Inc.

100.0% - 4507045 Canada Inc.

100.0% - 4507088 Canada Inc.

100.0% - Power Financial Capital Corporation

100.0% - 7973594 Canada Inc.

100.0% - 7973683 Canada Inc.

100.0% - 7974019 Canada Inc.

Item 27. Number of Contract Owners

As of March 31, 2011 there were 5,535 Contract owners; 5,535 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)         “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)         “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)         “Expenses” includes counsel fees.

(4)         “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)         “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)         “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)         “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)         Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)         The person conducted himself or herself in good faith; and

(b)         The person reasonably believed:

(I)         In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II)         In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c)         In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)         A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)         The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)         A corporation may not indemnify a director under this section:

(a)         In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)         In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)         Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)         A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)         The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)         The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)         A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)         The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)         Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)         Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)         If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)         If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)         A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)         The determinations required by under subsection (1) of this section shall be made:

(a)         By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)        If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)        If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)        By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)        By the shareholders.

(4)        Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)        An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)        A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)      A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)      Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

    If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

    Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account of GWL&A, FutureFunds Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A, COLI VUL-4 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A, Trillium Variable Annuity Account of GWL&A, Prestige Variable Life Account of GWL&A, Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (“First GWL&A”), Variable Annuity-2 Series Account of First GWL&A, COLI VUL-2 Series Account of First GWL&A and COLI VUL-4 Series Account of First GWL&A.

(b)  Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.A. Ghazaleh	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Trading Operations
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
M.C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer, Vice President and Investments Compliance Officer
B. Neese	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
B.A. Byrne	8515 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Schwab	-0-	-0-	-0-	-0-
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 26th day of April 2012.

VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer and
Principal Financial Officer of Great-West Life & Annuity Insurance Company

BY:	GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.L. McFeetors	Chairman of the Board	April 26, 2012

R.L. McFeetors* /s/ M.T.G. Graye	Director, President and	April 26, 2012

M.T.G. Graye /s/ J. Van Harmelen	Chief Executive Officer and Principal Financial Officer Senior Vice President and	April 26, 2012

J. Van Harmelen	Controller

/s/ J. Balog	Director	April 26, 2012

J. Balog* /s/ J.L. Bernbach	Director	April 26, 2012

J.L. Bernbach*

/s/ A. Desmarais	Director	April 26, 2012

A. Desmarais*

/s/ P. Desmarais, Jr.	Director	April 26, 2012

P. Desmarais, Jr.*

/s/ A. Louvel	Director	April 26, 2012

A. Louvel*

/s/ J.E.A. Nickerson	Director	April 26, 2012

J.E.A. Nickerson*

/s/ R.J. Orr	Director	April 26, 2012

R. J. Orr*

/s/ M. Plessis- Bélair	Director	April 26, 2012

M. Plessis-Bélair*

/s/ H.P. Rousseau	Director	April 26, 2012

H.P. Rousseau*

/s/ R. Royer	Director	April 26, 2012

R. Royer*

/s/ P.K. Ryan	Director	April 26, 2012

P.K. Ryan*

/s/ T.T. Ryan	Director	April 26, 2012

T.T. Ryan*

/s/ B.E. Walsh	Director	April 26, 2012

B.E. Walsh*

*By:	/s/ R.G. Schultz

R.G. Schultz

*Attorney-in-Fact pursuant to Powers of Attorney